UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	Anthony G. Ciavarelli, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Item 1. Reports to Stockholders

Semiannual report

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

September 30, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting optimummutualfunds.com/literature or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Unless otherwise noted, views expressed herein are current as of September 30, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM which includes investment products and advisory services distributed and offered by and referred through affiliates which include Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA), and Macquarie Investment Management Business Trust (MIMBT), a Securities and Exchange Commission (SEC)-registered investment advisor. Investment advisory services are provided by a series of MIMBT. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2023 to September 30, 2023 (Unaudited)

The investment objective of Optimum Fixed Income Fund is to seek a high level of income, and it may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital, and it may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital, and it may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2023 to September 30, 2023.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$ 959.90	1.06%	$5.19
Class C	1,000.00	957.20	1.81%	8.86
Institutional Class	1,000.00	962.30	0.81%	3.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.70	1.06%	$5.35
Class C	1,000.00	1,015.95	1.81%	9.12
Institutional Class	1,000.00	1,020.95	0.81%	4.09

Optimum International Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$ 957.60	1.29%	$ 6.31
Class C	1,000.00	954.50	2.04%	9.97
Institutional Class	1,000.00	958.90	1.04%	5.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.55	1.29%	$ 6.51
Class C	1,000.00	1,014.80	2.04%	10.28
Institutional Class	1,000.00	1,019.80	1.04%	5.25
(continues)	1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,082.00	1.14%	$ 5.93
Class C	1,000.00	1,078.20	1.89%	9.82
Institutional Class	1,000.00	1,084.10	0.89%	4.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.14%	$ 5.76
Class C	1,000.00	1,015.55	1.89%	9.52
Institutional Class	1,000.00	1,020.55	0.89%	4.50

Optimum Large Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$1,013.00	1.17%	$ 5.89
Class C	1,000.00	1,009.90	1.92%	9.65
Institutional Class	1,000.00	1,014.60	0.92%	4.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.17%	$ 5.91
Class C	1,000.00	1,015.40	1.92%	9.67
Institutional Class	1,000.00	1,020.40	0.92%	4.65

Optimum Small-Mid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$ 986.60	1.54%	$ 7.65
Class C	1,000.00	982.70	2.29%	11.35
Institutional Class	1,000.00	988.00	1.29%	6.41
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.30	1.54%	$ 7.77
Class C	1,000.00	1,013.55	2.29%	11.53
Institutional Class	1,000.00	1,018.55	1.29%	6.51

Optimum Small-Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Class A	$1,000.00	$ 993.30	1.43%	$ 7.13
Class C	1,000.00	989.00	2.18%	10.84
Institutional Class	1,000.00	993.80	1.18%	5.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.43%	$ 7.21
Class C	1,000.00	1,014.10	2.18%	10.98
Institutional Class	1,000.00	1,019.10	1.18%	5.96

*“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds' expenses reflected above and on the previous page, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The tables above and on the previous page do not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations

Optimum Fixed Income Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	2.09%
Agency Commercial Mortgage-Backed Securities	0.05%
Agency Mortgage-Backed Securities	35.04%
Collateralized Debt Obligations	5.40%
Convertible Bond	0.09%
Corporate Bonds	28.38%
Banking	8.82%
Basic Industry	0.69%
Brokerage	0.20%
Capital Goods	0.63%
Communications	2.74%
Consumer Cyclical	1.16%
Consumer Non-Cyclical	2.72%
Energy	2.85%
Finance Companies	1.87%
Industrials	0.20%
Insurance	0.83%
Real Estate Investment Trusts	0.71%
Technology	1.08%
Transportation	1.11%
Utilities	2.77%
Municipal Bonds	0.75%
Non-Agency Asset-Backed Securities	1.81%
Non-Agency Collateralized Mortgage Obligations	1.28%
Non-Agency Commercial Mortgage-Backed Securities	4.26%
Loan Agreements	0.96%
Sovereign Bonds	4.68%
Supranational Bank	0.01%
US Treasury Obligations	14.60%
Common Stock	0.03%
Options Purchased	0.22%
Short-Term Investments	40.01%
Total Value of Securities Before Options Written	139.66%
Options Written	(0.36)%
Liabilities Net of Receivables and Other Assets	(39.30)%
Total Net Assets	100.00%
(continues)	3

Security type / country and sector allocations

Optimum International Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	98.19%
Australia	3.90%
Austria	0.14%
Brazil	2.33%
Canada	3.86%
China/Hong Kong	11.98%
Denmark	6.07%
Egypt	0.00%
Finland	0.62%
France	5.04%
Germany	6.65%
Greece	0.06%
Hong Kong	0.01%
Hungary	0.33%
India	2.76%
Indonesia	0.84%
Ireland	3.64%
Israel	1.61%
Italy	1.33%
Japan	11.26%
Malaysia	0.05%
Mexico	0.06%
Netherlands	4.22%
New Zealand	0.02%
Norway	0.25%
Panama	0.37%
Philippines	0.01%
Poland	0.11%
Portugal	0.04%
Republic of Korea	1.90%
Russia	0.00%
Singapore	0.59%
South Africa	0.96%
Spain	2.05%
Sweden	3.97%
Switzerland	5.51%
Taiwan	6.10%
Thailand	1.33%
Turkey	0.11%
Ukraine	0.08%
United Arab Emirates	0.88%
United Kingdom	3.52%
United States	3.63%
Preferred Stocks	0.37%
Exchange-Traded Funds	0.35%
Warrants	0.00%
Short-Term Investments	0.75%
Total Value of Securities	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%
Common stocks and preferred stocks by sector	Percentage of net assets
Communication Services	5.80%
Consumer Discretionary	15.39%
Consumer Staples	2.77%
Energy	5.97%
Financials	13.30%
Healthcare	5.36%
Industrials	22.70%
Information Technology	18.62%
Materials	6.95%
Real Estate	0.58%
Utilities	1.12%
Total	98.56%
4

Security type / sector allocations and top 10 equity holdings

Optimum Large Cap Growth Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.05%
Communication Services	10.62%
Consumer Discretionary	15.72%
Consumer Staples	3.02%
Energy	1.33%
Financials	7.71%
Healthcare	12.07%
Industrials	6.33%
Information Technology*	41.79%
Materials	0.46%
Exchange-Traded Fund	0.25%
Rights	0.00%
Short-Term Investments	0.63%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

*To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Commercial Services, Computers, Electronics, Internet, Machinery-Diversified, Semiconductors, Software, and Telecommunications. As of September 30, 2023, such amounts, as a percentage of total net assets were 0.21%, 13.10%, 0.16%, 1.06%, 0.52%, 10.12%, 16.48%, and 0.14%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	12.64%
Microsoft	8.53%
NVIDIA	5.91%
Amazon.com	5.54%
Tesla	3.41%
Alphabet Class A	3.36%
Alphabet Class C	3.31%
Mastercard Class A	3.07%
Visa Class A	2.70%
Meta Platforms Class A	2.68%
(continues)	5

Security type / sector allocations and top 10 equity holdings

Optimum Large Cap Value Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.74%
Communication Services	5.82%
Consumer Discretionary	3.44%
Consumer Staples	6.48%
Energy	7.93%
Financials	21.51%
Healthcare	17.96%
Industrials	15.19%
Information Technology	8.00%
Materials	3.63%
Real Estate	3.20%
Utilities	5.58%
Short-Term Investments	1.25%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
JPMorgan Chase & Co.	3.66%
ConocoPhillips	2.53%
Comcast Class A	2.17%
Johnson & Johnson	1.89%
Merck & Co.	1.86%
Exxon Mobil	1.82%
Honeywell International	1.79%
Lowe's	1.76%
Duke Energy	1.68%
Thermo Fisher Scientific	1.57%
6

Security type / sector allocations and top 10 equity holdings

Optimum Small-Mid Cap Growth Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	97.50%
Communication Services	0.91%
Consumer Discretionary	8.25%
Consumer Staples	5.46%
Energy	4.99%
Financials	10.36%
Healthcare	18.99%
Industrials	22.54%
Information Technology	21.93%
Materials	3.32%
Real Estate	0.75%
Convertible Preferred Stock	0.01%
Warrant	0.00%
Short-Term Investments	2.62%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Kratos Defense & Security Solutions	1.56%
Glaukos	1.56%
GXO Logistics	1.55%
Flywire	1.43%
MACOM Technology Solutions Holdings	1.36%
Quanta Services	1.34%
Matador Resources	1.32%
Howmet Aerospace	1.32%
Kinsale Capital Group	1.31%
TechnipFMC	1.27%
(continues)	7

Security type / sector allocations and top 10 equity holdings

Optimum Small-Mid Cap Value Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	97.72%
Communication Services	4.93%
Consumer Discretionary	10.80%
Consumer Staples	5.51%
Energy	7.21%
Financials	17.53%
Healthcare	5.92%
Industrials	19.41%
Information Technology	7.85%
Materials	9.88%
Real Estate	7.17%
Utilities	1.51%
Short-Term Investments	1.85%
Total Value of Securities	99.57%
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Silgan Holdings	2.44%
Nexstar Media Group	2.37%
Gaming and Leisure Properties	2.06%
BWX Technologies	1.97%
Spectrum Brands Holdings	1.83%
GXO Logistics	1.81%
Lithia Motors	1.80%
DT Midstream	1.78%
Ziff Davis	1.47%
Starwood Property Trust	1.46%
8

Schedules of investments

Optimum Fixed Income Fund	September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.09%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,762	$2,777
Series 2004-T1 1A2 6.50% 1/25/44	2,534	2,547
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	20,093	20,122
Series 2004-W15 1A1 6.00% 8/25/44	13,421	13,250
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	19,067	18,976
Series 2001-14 Z 6.00% 5/25/31	1,301	1,283
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,146,890	823,493
Series 2008-24 ZA 5.00% 4/25/38	3,693,026	3,606,917
Series 2009-2 AS 0.271% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, •	233,259	10,015
Series 2009-68 SA 1.321% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, •	82,127	7,149
Series 2017-40 GZ 3.50% 5/25/47	414,211	360,871
Series 2017-95 FA 5.101% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	206,567	198,709
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	20,291	20,236
Series 3143 BC 5.50% 2/15/36	615,164	605,835
Series 3289 SA 1.322% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, •	213,534	16,614
Series 4676 KZ 2.50% 7/15/45	358,345	296,100
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 7.379% (SOFR + 2.06%) 10/25/49 #, •	29,884	29,921
Series 2020-DNA2 M2 144A 7.279% (SOFR + 1.96%) 2/25/50 #, •	173,829	174,045
Series 2020-DNA6 M2 144A 7.315% (SOFR + 2.00%) 12/25/50 #, •	2,646,385	2,666,572
Series 2021-DNA1 M2 144A 7.115% (SOFR + 1.80%) 1/25/51 #, •	4,934,269	4,915,766
Series 2021-DNA3 M2 144A 7.415% (SOFR + 2.10%) 10/25/33 #, •	2,500,000	2,504,284
Series 2021-DNA5 M2 144A 6.965% (SOFR + 1.65%) 1/25/34 #, •	2,347,396	2,345,198
Series 2021-HQA1 M2 144A 7.565% (SOFR + 2.25%) 8/25/33 #, •	6,427,082	6,388,979
Series 2021-HQA2 M2 144A 7.365% (SOFR + 2.05%) 12/25/33 #, •	5,000,000	4,856,250
Series 2022-DNA1 M2 144A 7.815% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,932,500
Series 2022-DNA2 M2 144A 9.065% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,025,572
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 t	9,219	9,196
Series T-58 2A 6.50% 9/25/43 t	3,133	3,110
9

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2008-65 SB 0.561% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, •	220,089	$4,019
Series 2009-2 SE 0.381% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, •	719,737	30,603
Series 2011-H21 FT 6.063% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	1,973,928	1,970,181
Series 2011-H23 FA 6.132% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	1,592,077	1,588,920
Series 2012-H08 FB 6.032% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	165,195	164,656
Series 2012-H18 NA 5.952% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	111,167	110,607
Series 2012-H29 SA 5.947% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	2,401,036	2,389,442
Series 2013-113 LY 3.00% 5/20/43	575,000	505,495
Series 2015-H10 FA 5.36% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	6,609,868	6,529,713
Series 2015-H11 FC 5.755% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	840,497	831,899
Series 2015-H12 FB 5.924% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	3,455,872	3,426,761
Series 2015-H20 FB 6.032% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	907,854	900,665
Series 2015-H30 FD 6.032% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	42,428	42,272
Series 2016-H06 FD 6.197% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	919,141	916,026
Series 2017-163 ZK 3.50% 11/20/47	2,598,544	2,312,176
Total Agency Collateralized Mortgage Obligations (cost $56,840,356)		55,579,722

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates
Series X3FX A2FX 3.00% 6/25/27 t	1,070,000	999,891
FREMF Mortgage Trust
Series 2017-K71 B 144A 3.88% 11/25/50 #, •	470,000	431,555
Total Agency Commercial Mortgage-Backed Securities (cost $1,522,722)		1,431,446

Agency Mortgage-Backed Securities — 35.04%
Fannie Mae
5.50% 3/1/37	4,535	4,477
Fannie Mae S.F. 15 yr
2.00% 3/1/37	6,931,000	5,981,000
2.50% 7/1/36	5,438,367	4,800,763
2.50% 8/1/36	798,644	703,836
4.50% 9/1/37	882,403	845,993
10

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,753,096	$2,216,392
2.00% 5/1/41	2,526,094	2,034,925
3.00% 9/1/37	1,194,156	1,069,136
4.00% 8/1/42	627,863	568,232
5.50% 8/1/43	1,821,859	1,781,580
Fannie Mae S.F. 30 yr
2.00% 12/1/50	5,486,188	4,206,767
2.00% 1/1/51	935,664	723,231
2.00% 2/1/51	3,525,810	2,716,637
2.00% 8/1/51	1,312,187	1,006,066
2.00% 1/1/52	3,648,940	2,813,064
2.50% 8/1/50	3,173,389	2,561,960
2.50% 10/1/50	5,682,635	4,529,547
2.50% 1/1/51	2,689,692	2,151,945
2.50% 4/1/51	2,225,264	1,771,788
2.50% 7/1/51	1,204,650	963,343
2.50% 8/1/51	6,741,562	5,408,466
2.50% 2/1/52	15,565,812	12,412,719
2.50% 4/1/52	62,449	49,832
3.00% 10/1/42	1,118,435	956,101
3.00% 4/1/43	393,825	336,880
3.00% 1/1/47	1,544,842	1,320,833
3.00% 11/1/48	607,874	513,528
3.00% 12/1/49	3,355,106	2,817,107
3.00% 3/1/50	1,505,729	1,264,981
3.00% 7/1/50	720,208	600,035
3.00% 5/1/51	487,925	409,096
3.00% 7/1/51	4,158,314	3,474,244
3.00% 8/1/51	1,568,472	1,305,634
3.00% 12/1/51	7,363,006	6,143,587
3.00% 2/1/52	2,938,872	2,442,980
3.50% 2/1/47	9,111,645	8,073,631
3.50% 7/1/47	1,667,559	1,478,366
3.50% 1/1/48	4,983,382	4,371,141
3.50% 2/1/48	1,457,757	1,278,770
3.50% 11/1/48	910,142	796,814
3.50% 3/1/50	543,039	476,534
3.50% 7/1/50	3,501,600	3,079,534
3.50% 8/1/50	6,107,380	5,346,848
3.50% 1/1/52	930,541	803,056
3.50% 3/1/52	3,127,368	2,724,655
3.50% 5/1/52	3,144,020	2,736,656
3.50% 6/1/52	7,511,965	6,465,155
4.00% 10/1/40	7,924	7,255
4.00% 11/1/40	33,167	30,206
4.00% 3/1/46	53,210	48,488
4.00% 3/1/47	2,866,343	2,610,317
4.00% 4/1/47	444,028	403,563
4.00% 6/1/48	2,104,305	1,909,250
4.00% 9/1/48	2,482,931	2,245,805
4.00% 10/1/48	2,214,236	2,021,202
4.00% 1/1/49	39,495	35,732
4.00% 3/1/49	111,770	100,983
4.00% 6/1/49	506,651	460,688
4.00% 5/1/51	2,734,886	2,471,806
4.00% 9/1/52	4,554,632	4,057,051
4.50% 5/1/35	23,950	22,512
4.50% 8/1/35	39,830	37,488
4.50% 9/1/35	49,332	46,489
4.50% 5/1/39	159,328	150,517
4.50% 7/1/40	148,673	141,204
4.50% 4/1/41	12,354	11,606
4.50% 5/1/46	107,609	101,657
4.50% 4/1/48	607,595	576,621
4.50% 9/1/48	194,747	181,521
4.50% 12/1/48	168,666	158,028
4.50% 1/1/49	4,750,703	4,444,897
4.50% 1/1/50	8,353,177	7,882,984
4.50% 4/1/50	643,784	602,229
4.50% 9/1/52	606,880	557,446
4.50% 10/1/52	18,099,693	16,625,910
4.50% 2/1/53	14,201,822	13,045,956
5.00% 3/1/34	741	726
5.00% 4/1/34	3,948	3,869
5.00% 8/1/34	6,957	6,817
5.00% 4/1/35	1,604	1,554
5.00% 12/1/37	660	639
5.00% 3/1/38	40,628	39,519
5.00% 5/1/40	63,298	61,907
5.00% 7/1/47	303,689	297,173
5.00% 1/1/51	3,268,583	3,130,366
5.00% 7/1/52	3,400,887	3,212,312
5.00% 10/1/52	10,100,873	9,544,435
5.50% 12/1/33	7,238	7,029
5.50% 2/1/35	114,618	114,701
5.50% 5/1/44	4,005,750	3,994,155
5.50% 10/1/52	8,373,880	8,120,708
5.50% 11/1/52	4,524,468	4,385,905
5.50% 3/1/53	8,936,571	8,639,571
5.50% 7/1/53	11,532,210	11,148,945
6.00% 9/1/36	6,008	5,937
6.00% 8/1/38	12,353	12,201
6.00% 12/1/38	2,436	2,476
6.00% 1/1/42	3,363,122	3,419,552
6.00% 12/1/52	3,084,884	3,046,222
6.00% 6/1/53	7,334,648	7,240,892
6.50% 11/1/33	1,008	1,014
6.50% 2/1/36	20,766	21,253
6.50% 3/1/36	44,000	44,330
6.50% 6/1/36	31,388	31,964
11

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 2/1/38	8,929		$9,065
6.50% 11/1/38	1,869		1,911
Fannie Mae S.F. 30 yr TBA
2.00% 11/15/53	50,200,000		38,218,672
2.50% 10/1/53	49,200,000		39,046,651
3.00% 10/1/53	135,800,000		112,273,704
3.50% 10/1/53	72,100,000		62,000,369
4.00% 11/1/53	70,500,000		62,827,619
4.50% 11/1/53	49,700,000		45,646,344
5.00% 10/1/53	14,200,000		13,396,812
5.00% 11/1/53	99,000,000		93,431,250
5.50% 10/1/53	78,300,000		75,666,552
Freddie Mac ARM
4.00% (RFUCCT1Y + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	11,708		11,494
5.555% (RFUCCT1Y + 2.18%, Cap 10.461%, Floor 2.18%) 5/1/37 •	28,289		27,713
Freddie Mac S.F. 15 yr
3.00% 3/1/35	6,248,751		5,692,212
Freddie Mac S.F. 20 yr
2.00% 3/1/41	3,151,005		2,544,431
2.00% 5/1/42	1,014,000		809,424
2.50% 6/1/41	5,614,440		4,655,499
3.00% 4/1/42	1,645,804		1,394,596
5.00% 11/1/42	3,046,091		2,906,022
5.50% 10/1/23	29		29
5.50% 8/1/24	430		429
Freddie Mac S.F. 30 yr
2.00% 9/1/51	4,522,426		3,459,703
2.00% 3/1/52	1,871,172		1,425,091
2.50% 11/1/50	2,177,912		1,740,269
2.50% 10/1/51	6,236,385		5,002,814
2.50% 12/1/51	2,974,113		2,385,372
3.00% 11/1/46	2,135,516		1,807,212
3.00% 1/1/47	1,580,450		1,334,233
3.00% 11/1/49	2,077,034		1,733,265
3.00% 1/1/50	563,700		473,438
3.00% 7/1/50	851,005		714,824
3.00% 12/1/50	161,425		135,514
3.00% 5/1/51	5,221,372		4,409,583
3.00% 8/1/51	1,407,903		1,171,928
3.00% 1/1/52	541,097		448,293
3.00% 8/1/52	3,994,552		3,335,774
3.50% 8/1/48	17,030		14,928
3.50% 9/1/48	1,543,309		1,348,407
3.50% 11/1/48	4,119,495		3,625,051
3.50% 4/1/52	1,934,903		1,672,795
4.00% 12/1/45	399,192		364,486
4.00% 10/1/47	1,257,034		1,131,375
4.00% 9/1/52	11,311,156		10,111,991
4.50% 8/1/48	733,921		687,763
4.50% 1/1/49	2,544,164		2,376,023
4.50% 3/1/49	152,859		142,937
4.50% 8/1/49	1,376,408		1,288,696
4.50% 10/1/52	5,556,585		5,103,963
5.00% 7/1/52	5,792,661		5,478,549
5.00% 6/1/53	6,914,656		6,532,119
5.50% 9/1/41	1,151,350		1,151,649
5.50% 9/1/52	5,083,230		4,927,612
5.50% 11/1/52	3,327,778		3,227,642
5.50% 2/1/53	3,963,419		3,841,881
5.50% 3/1/53	4,874,938		4,733,889
5.50% 6/1/53	5,398,383		5,218,972
5.50% 9/1/53	5,636,375		5,462,307
6.00% 1/1/53	1,057,350		1,053,628
6.00% 5/1/53	6,069,824		5,999,330
6.50% 11/1/33	11,480		11,585
6.50% 1/1/35	38,429		39,814
7.00% 1/1/38	4,868		4,798
GNMA I S.F. 30 yr
3.00% 8/15/45	4,272,572		3,671,222
3.00% 3/15/50	348,164		296,004
5.50% 10/15/42	1,961,243		1,955,587
GNMA II S.F. 30 yr
3.00% 8/20/50	679,608		588,208
3.00% 12/20/51	1,697,721		1,441,388
5.00% 9/20/52	1,606,353		1,524,329
5.50% 5/20/37	44,355		44,620
5.50% 6/20/49	3,179,970		3,130,157
6.00% 4/20/34	1,211		1,190
GNMA II S.F. 30 yr TBA
4.00% 10/20/53	6,000,000		5,405,390
Total Agency Mortgage-Backed Securities (cost $984,689,679)			931,811,844

Collateralized Debt Obligations — 5.40%
522 Funding CLO
Series 2018-3A AR 144A 6.628% (TSFR03M + 1.30%, Floor 1.04%) 10/20/31 #, •	1,200,000		1,190,980
Adagio V CLO DAC
Series V-A ARR 144A 4.383% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,100,000	1,143,130
12

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Anchorage Capital CLO 9
Series 2016-9A AR2 144A 6.71% (TSFR03M + 1.40%, Floor 1.14%) 7/15/32 #, •	1,800,000		$1,788,905
Anchorage Capital CLO 11
Series 2019-11A AR 144A 6.747% (TSFR03M + 1.40%, Floor 1.14%) 7/22/32 #, •	1,200,000		1,191,691
Apex Credit CLO
Series 2018-1A A2 144A 6.643% (TSFR03M + 1.29%) 4/25/31 #, •	2,400,000		2,362,620
Apidos CLO XXIV
Series 2016-24A A1AL 144A 6.538% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •	1,350,000		1,342,942
Aqueduct European CLO DAC
Series 2017-1A AR 144A 4.345% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	1,405,116	1,470,815
Ares European CLO
Series 7A A1RR 144A 4.323% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	1,288,294	1,342,153
Ares European CLO X DAC
Series 10A AR 144A 4.443% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,698,823	2,804,901
Ares European CLO XII DAC
Series 12A AR 144A 4.555% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	300,000	310,880
Ares European CLO XIV DAC
Series 14A A 144A 4.766% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,750,000	3,929,509
Ares XL CLO
Series 2016-40A A1RR 144A 6.44% (TSFR03M + 1.31%, Floor 0.87%) 1/15/29 #, •	1,266,638		1,260,916
Ares XXXIX CLO
Series 2016-39A A1R2 144A 6.622% (TSFR03M + 1.31%, Floor 1.05%) 4/18/31 #, •	1,500,000		1,495,589
Atrium XII
Series 12A AR 144A 6.437% (TSFR03M + 1.09%) 4/22/27 #, •	1,351,920		1,347,806
Aurium CLO IV DAC
Series 4A AR 144A 4.393% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,994,351	3,114,996
Bain Capital Euro CLO DAC
Series 2018-2A AR 144A 4.445% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,292,415	1,340,496
Benefit Street Partners CLO XII
Series 2017-12A A1R 144A 6.52% (TSFR03M + 1.21%, Floor 0.95%) 10/15/30 #, •	448,215		447,365
Benefit Street Partners CLO XVII
Series 2019-17A AR 144A 6.65% (TSFR03M + 1.34%, Floor 1.08%) 7/15/32 #, •	700,000		696,814
Black Diamond CLO DAC
Series 2019-1A A1R 144A 4.761% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	300,000	311,546
13

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Blackrock European CLO VII DAC
Series 7A AR 144A 4.283% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,200,000	$2,283,506
BlueMountain Fuji EUR CLO III DAC
Series 3A A1R 144A 4.383% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,391,318	1,442,786
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 4.263% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	250,000	258,278
Series 2019-1A AR 144A 4.518% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	1,000,000	1,037,398
Cairn CLO IV DAC
Series 2014-4A ARRR 144A 4.314% (EUR003M + 0.60%, Floor 0.60%) 4/30/31 #, •	EUR	1,575,297	1,643,127
Cairn CLO X DAC
Series 2018-10A AR 144A 4.443% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,399,560	1,450,800
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 4.363% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,890,643	1,954,753
Series 2019-2A A1R 144A 4.671% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	600,000	620,573
Carlyle Global Market Strategies CLO
Series 2013-1A A1RR 144A 6.581% (TSFR03M + 1.21%, Floor 0.95%) 8/14/30 #, •	2,046,589		2,037,242
Carlyle Global Market Strategies Euro CLO
Series 2014-2A AR1 144A 4.531% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,499,341	1,552,507
CARLYLE US CLO
Series 2017-1A A1R 144A 6.588% (TSFR03M + 1.26%, Floor 1.00%) 4/20/31 #, •	1,493,192		1,485,670
CVC Cordatus Loan Fund VII DAC
Series 7A ARR 144A 4.475% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,196,457	1,245,676
Dryden 27 R Euro CLO DAC
Series 2017-27A AR 144A 4.323% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,192,087	2,264,713
Dryden 36 Senior Loan Fund
Series 2014-36A AR3 144A 6.59% (TSFR03M + 1.28%, Floor 1.02%) 4/15/29 #, •	2,683,740		2,678,319
Dryden 52 Euro CLO DAC
Series 2017-52A AR 144A 4.641% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	2,200,000	2,289,454
Euro-Galaxy III CLO DAC
Series 2013-3A ARRR 144A 4.318% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,998,370	4,141,585
FS Rialto
Series 2022-FL4 A 144A 7.213% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •	3,500,000		3,460,194
14

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Galaxy XXI CLO
Series 2015-21A AR 144A 6.608% (TSFR03M + 1.28%) 4/20/31 #, •	1,631,099		$1,625,782
GoldenTree Loan Management EUR CLO DAC
Series 3A AR 144A 4.605% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, •	EUR	300,000	310,426
Goldentree Loan Management US CLO 2
Series 2017-2A AR 144A 6.498% (TSFR03M + 1.17%, Floor 0.91%) 11/20/30 #, •	2,988,821		2,979,552
Harvest CLO XI DAC
Series 11A ARR 144A 4.608% (EUR003M + 0.65%, Floor 0.65%) 6/26/30 #, •	EUR	1,325,342	1,377,455
Harvest CLO XVI DAC
Series 16A ARR 144A 4.303% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	1,995,933	2,067,619
Harvest CLO XXI DAC
Series 21A A2R 144A 1.04% 7/15/31 #	EUR	250,000	243,431
HGI CRE CLO
Series 2022-FL3 A 144A 7.013% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •	3,000,000		2,963,244
Invesco Euro CLO I DAC
Series 1A A1R 144A 4.313% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	258,044
Jubilee CLO DAC
Series 2014-11A ARR 144A 4.273% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, •	EUR	1,700,000	1,776,359
Series 2014-12A ARRR 144A 4.263% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	600,000	625,879
Series 2016-17A A1RR 144A 4.313% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,449,145
Series 2016-17A A2RR 144A 4.313% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	519,559
KKR CLO 18
Series 18 AR 144A 6.512% (TSFR03M + 1.20%, Floor 0.94%) 7/18/30 #, •	394,622		392,021
Laurelin DAC
Series 2016-1A ARR 144A 4.425% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, •	EUR	2,100,000	2,181,247
LCM XIII
Series 13A AR3 144A 6.452% (TSFR03M + 1.13%, Floor 0.87%) 7/19/27 #, •	1,633,035		1,627,685
LCM XV
Series 15A AR2 144A 6.588% (TSFR03M + 1.26%, Floor 1.00%) 7/20/30 #, •	2,423,747		2,410,855
Man GLG Euro CLO III DAC
Series 3A AR 144A 4.343% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	737,629	769,602
Man GLG Euro CLO V DAC
Series 5A A1R 144A 4.535% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,852,281	1,929,239
Man GLG US CLO
Series 2018-1A A1R 144A 6.728% (TSFR03M + 1.40%) 4/22/30 #, •	2,926,201		2,910,186
15

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Marathon CLO
Series 2021-16A A1A 144A 6.77% (TSFR03M + 1.46%, Floor 1.20%) 4/15/34 #, •	1,250,000		$1,236,866
Oak Hill European Credit Partners IV DAC
Series 2015-4A A1RE 144A 4.435% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	277,324	288,515
Oaktree CLO
Series 2019-4A A1R 144A 6.708% (TSFR03M + 1.38%, Floor 1.12%) 10/20/32 #, •	500,000		498,009
OCP Euro CLO DAC
Series 2020-4A AR 144A 4.578% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,900,000	1,977,924
OZLM IX
Series 2014-9A A1A3 144A 6.688% (TSFR03M + 1.36%, Floor 1.10%) 10/20/31 #, •	500,000		498,860
OZLM XVI
Series 2017-16A A1R 144A 6.663% (TSFR03M + 1.29%, Floor 1.03%) 5/16/30 #, •	1,616,290		1,609,707
OZLM XXIV
Series 2019-24A A1AR 144A 6.748% (TSFR03M + 1.42%, Floor 1.42%) 7/20/32 #, •	2,100,000		2,081,398
Palmer Square European Loan Funding DAC
Series 2021-1A A 144A 4.443% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	1,653,790	1,721,335
Palmer Square Loan Funding
Series 2021-3A A1 144A 6.388% (TSFR03M + 1.06%, Floor 1.06%) 7/20/29 #, •	431,756		429,597
Series 2021-4A A1 144A 6.37% (TSFR03M + 1.06%, Floor 1.06%) 10/15/29 #, •	1,799,508		1,790,615
Sculptor European CLO V DAC
Series 5A AR 144A 4.447% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,300,000	3,423,696
Segovia European CLO DAC
Series 2019-6A AR 144A 4.585% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,600,000	1,664,859
Signal Peak CLO 5
Series 2018-5A A 144A 6.723% (TSFR03M + 1.37%, Floor 1.11%) 4/25/31 #, •	1,706,695		1,701,781
Sound Point CLO IX
Series 2015-2A ARRR 144A 6.798% (TSFR03M + 1.47%, Floor 1.21%) 7/20/32 #, •	2,600,000		2,584,202
Sound Point CLO XIV
Series 2016-3A AR2 144A 6.597% (TSFR03M + 1.25%, Floor 0.99%) 1/23/29 #, •	6,566		6,562
Sound Point CLO XVI
Series 2017-2A AR 144A 6.593% (TSFR03M + 1.24%) 7/25/30 #, •	3,318,636		3,311,739
Stratus CLO
Series 2021-3A A 144A 6.538% (TSFR03M + 1.21%, Floor 1.21%) 12/29/29 #, •	1,521,480		1,513,557
16

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Symphony Static CLO I
Series 2021-1A A 144A 6.443% (TSFR03M + 1.09%, Floor 0.83%) 10/25/29 #, •	388,803		$386,175
TCI-Symphony CLO
Series 2017-1A AR 144A 6.50% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •	924,952		921,365
THL Credit Wind River CLO
Series 2019-3A AR 144A 6.65% (TSFR03M + 1.34%, Floor 1.08%) 4/15/31 #, •	3,100,000		3,078,418
Tikehau CLO DAC
Series 2015-1A ARR 144A 4.603% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	2,000,000	2,072,819
Toro European CLO 6 DAC
Series 6A AR 144A 4.581% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	300,000	311,322
Toro European CLO 7 DAC
Series 7A ARE 144A 4.591% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,900,000	1,975,283
Venture 32 CLO
Series 2018-32A A1 144A 6.672% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •	500,000		496,655
Venture 34 CLO
Series 2018-34A A 144A 6.80% (TSFR03M + 1.49%, Floor 1.23%) 10/15/31 #, •	2,500,000		2,484,077
Venture 38 CLO
Series 2019-38A A1R 144A 6.791% (TSFR03M + 1.42%, Floor 1.16%) 7/30/32 #, •	2,900,000		2,867,265
Venture 42 CLO
Series 2021-42A A1A 144A 6.70% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	1,300,000		1,275,983
Venture XVII CLO
Series 2014-17A ARR 144A 6.45% (TSFR03M + 1.14%) 4/15/27 #, •	154,877		154,398
Venture XXIV CLO
Series 2016-24A ARR 144A 6.488% (TSFR03M + 1.16%, Floor 0.90%) 10/20/28 #, •	289,334		288,146
Venture XXVI CLO
Series 2017-26A AR 144A 6.688% (TSFR03M + 1.36%, Floor 1.10%) 1/20/29 #, •	2,746,565		2,737,545
Vibrant CLO IV
Series 2016-4A A1RR 144A 6.708% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	1,300,000		1,287,992
Vibrant CLO VI
Series 2017-6A AR 144A 6.609% (TSFR03M + 1.21%) 6/20/29 #, •	885,200		883,034
Vibrant CLO VII
Series 2017-7A A1R 144A 6.628% (TSFR03M + 1.30%, Floor 1.04%) 9/15/30 #, •	3,206,578		3,190,260
Vibrant CLO XI
Series 2019-11A A1R1 144A 6.708% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	1,500,000		1,488,399
Voya
Series 2012-4A A1R3 144A 6.57% (TSFR03M + 1.26%) 10/15/30 #, •	1,235,773		1,231,299
17

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Voya CLO
Series 2014-4A A1RA 144A 6.673% (TSFR03M + 1.36%) 7/14/31 #, •	842,255		$838,324
Total Collateralized Debt Obligations (cost $153,600,450)			143,465,946

Convertible Bond — 0.09%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	2,540,000		2,478,278
Total Convertible Bond (cost $2,550,947)			2,478,278

Corporate Bonds — 28.38%
Banking — 8.82%
Access Bank 144A 6.125% 9/21/26 #	500,000		425,225
Akbank TAS 144A
6.80% 2/6/26 #	370,000		361,681
6.80% 6/22/31 µ	200,000		188,234
Banco Continental 144A 2.75% 12/10/25 #	245,000		222,838
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	435,000		397,818
Banco do Brasil 144A 6.25% 4/18/30 #	245,000		238,934
Banco GNB Sudameris 144A 7.50% 4/16/31 #, µ	370,000		302,293
Banco Industrial 144A 4.875% 1/29/31 #, µ	170,000		156,921
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, µ, ψ	200,000		189,968
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000		155,750
Banco Santander
2.958% 3/25/31	1,000,000		796,475
3.496% 3/24/25	1,000,000		961,490
3.892% 5/24/24	1,400,000		1,379,314
4.175% 3/24/28 µ	1,200,000		1,108,574
5.588% 8/8/28	1,800,000		1,761,748
Banco Santander Mexico 144A 5.95% 10/1/28 #, µ	215,000		212,528
Bangkok Bank 144A 5.00% 9/23/25 #, µ, ψ	280,000		263,095
Bank Hapoalim 144A 3.255% 1/21/32 #, µ	395,000		338,216
Bank Leumi Le-Israel
144A 5.125% 7/27/27 #	335,000		326,149
144A 7.129% 7/18/33 #, µ	265,000		260,697
Bank of America
2.482% 9/21/36 µ	5,625,000		4,096,980
2.972% 2/4/33 µ	2,025,000		1,597,588
3.384% 4/2/26 µ	500,000		478,665
3.974% 2/7/30 µ	3,400,000		3,055,095
4.125% 1/22/24	200,000		199,009
4.30% 1/28/25 µ, ψ	900,000		831,168
5.819% 9/15/29 µ	765,000		755,929
5.872% 9/15/34 µ	835,000		813,042
6.204% 11/10/28 µ	3,670,000		3,687,941
Bank of New York Mellon
4.70% 9/20/25 µ, ψ	2,560,000		2,470,554
5.802% 10/25/28 µ	581,000		580,114
Barclays
3.33% 11/24/42 µ	1,300,000		830,512
3.375% 4/2/25 µ	EUR	500,000	525,513
4.972% 5/16/29 µ	3,000,000		2,804,207
5.501% 8/9/28 µ	1,600,000		1,538,294
6.224% 5/9/34 µ	1,430,000		1,355,613
6.375% 12/15/25 µ, ψ	GBP	500,000	547,950
7.125% 6/15/25 µ, ψ	GBP	1,800,000	2,053,116
7.385% 11/2/28 µ	764,000		784,203
7.437% 11/2/33 µ	3,000,000		3,083,326
BBVA Bancomer 144A 5.875% 9/13/34 #, µ	400,000		350,420
BNP Paribas
144A 1.904% 9/30/28 #, µ	1,800,000		1,524,351
144A 2.159% 9/15/29 #, µ	600,000		495,138
144A 2.871% 4/19/32 #, µ	300,000		235,695
144A 3.052% 1/13/31 #, µ	2,600,000		2,142,221
144A 7.375% 8/19/25 #, µ, ψ	700,000		686,339
7.375% 8/19/25 µ, ψ	500,000		490,242
18

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
BPCE 144A 5.748% 7/19/33 #, µ	5,000,000		$4,699,228
CIMB Bank 144A 2.125% 7/20/27 #	350,000		309,458
Citigroup
3.20% 10/21/26	1,000,000		923,716
4.075% 4/23/29 µ	2,400,000		2,209,998
5.61% 9/29/26 µ	3,070,000		3,039,433
6.174% 5/25/34 µ	825,000		788,955
Citizens Bank 6.064% 10/24/25 µ	2,130,000		2,055,993
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000		1,257,832
4.375% 8/4/25	2,000,000		1,930,601
Credit Agricole 144A 5.514% 7/5/33 #	2,725,000		2,625,812
Credit Suisse 7.95% 1/9/25	655,000		666,830
Credit Suisse Group
144A 6.25% 12/18/24 #, µ, ψ	2,000,000		210,000
144A 6.375% 8/21/26 #, µ, ψ	1,900,000		199,500
144A 6.442% 8/11/28 #, µ	1,750,000		1,749,256
7.50% 12/11/23 µ, ψ	400,000		42,000
Deutsche Bank
2.129% 11/24/26 µ	700,000		633,264
3.547% 9/18/31 µ	1,500,000		1,210,255
3.729% 1/14/32 µ	2,331,000		1,736,463
3.742% 1/7/33 µ	789,000		566,646
3.961% 11/26/25 µ	5,700,000		5,507,370
6.119% 7/14/26 µ	3,000,000		2,968,843
6.72% 1/18/29 µ	2,090,000		2,078,700
7.146% 7/13/27 µ	1,130,000		1,138,077
Emirates NBD Bank PJSC
2.625% 2/18/25	295,000		281,028
6.125% 4/9/26 µ, ψ	305,000		303,067
Fifth Third Bancorp
2.55% 5/5/27	1,000		879
3.95% 3/14/28	4,000		3,647
Fifth Third Bank 5.852% 10/27/25 µ	1,575,000		1,550,009
First Abu Dhabi Bank 4.50% 4/5/26 µ, ψ	325,000		306,885
Goldman Sachs Group
1.431% 3/9/27 µ	2,000,000		1,781,146
1.542% 9/10/27 µ	3,993,000		3,497,546
3.102% 2/24/33 µ	1,315,000		1,052,040
3.615% 3/15/28 µ	2,000,000		1,846,085
4.223% 5/1/29 µ	4,700,000		4,349,379
Hana Bank 144A 1.25% 12/16/26 #	200,000		173,822
HSBC Holdings
1.589% 5/24/27 µ	2,200,000		1,940,611
2.848% 6/4/31 µ	2,700,000		2,160,747
2.871% 11/22/32 µ	2,000,000		1,538,598
4.70% 3/9/31 µ, ψ	500,000		376,805
5.21% 8/11/28 µ	500,000		481,591
5.875% 9/28/26 µ, ψ	GBP	500,000	545,878
5.887% 8/14/27 µ	720,000		711,499
6.254% 3/9/34 µ	1,100,000		1,075,928
Huntington Bancshares 6.208% 8/21/29 µ	1,770,000		1,732,490
Huntington National Bank
4.552% 5/17/28 µ	395,000		369,594
5.65% 1/10/30	855,000		806,332
ICICI Bank 144A 4.00% 3/18/26 #	200,000		192,350
ING Groep
3.875% 5/16/27 µ, ψ	3,000,000		2,179,443
6.083% 9/11/27 µ	840,000		836,700
Intesa Sanpaolo
144A 4.00% 9/23/29 #	1,300,000		1,111,407
144A 6.625% 6/20/33 #	2,600,000		2,446,612
7.75% 1/11/27 µ, ψ	EUR	200,000	205,729
JPMorgan Chase & Co.
1.764% 11/19/31 µ	2,335,000		1,757,647
1.953% 2/4/32 µ	1,170,000		887,872
2.595% 2/24/26 µ	1,500,000		1,428,529
2.947% 2/24/28 µ	1,100,000		998,398
2.963% 1/25/33 µ	500,000		398,214
3.109% 4/22/51 µ	455,000		282,716
3.22% 3/1/25 µ	500,000		493,517
4.005% 4/23/29 µ	900,000		829,895
5.00% 8/1/24 µ, ψ	400,000		386,878
5.35% 6/1/34 µ	1,495,000		1,418,548
KeyBank
4.15% 8/8/25	250,000		235,531
5.00% 1/26/33	640,000		539,233
5.85% 11/15/27	995,000		946,823
Lloyds Banking Group
2.438% 2/5/26 µ	300,000		284,393
3.50% 4/1/26 µ	EUR	200,000	208,233
3.75% 3/18/28 µ	1,400,000		1,286,539
19

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Mitsubishi UFJ Financial Group
2.193% 2/25/25	1,700,000		$1,612,263
2.559% 2/25/30	1,800,000		1,474,916
Mizuho Financial Group
2.226% 5/25/26 µ	1,600,000		1,496,179
2.564% 9/13/31	1,400,000		1,060,935
2.591% 5/25/31 µ	2,000,000		1,598,387
3.261% 5/22/30 µ	3,100,000		2,669,561
Morgan Stanley
0.495% 10/26/29 µ	EUR	2,000,000	1,731,883
1.928% 4/28/32 µ	1,415,000		1,051,701
2.484% 9/16/36 µ	4,730,000		3,439,295
3.625% 1/20/27	4,000,000		3,735,992
5.25% 4/21/34 µ	447,000		415,312
5.424% 7/21/34 µ	1,965,000		1,854,416
6.138% 10/16/26 µ	865,000		866,058
6.296% 10/18/28 µ	1,717,000		1,730,789
6.342% 10/18/33 µ	715,000		719,455
Nationwide Building Society
144A 2.972% 2/16/28 #, µ	800,000		716,026
144A 4.302% 3/8/29 #, µ	5,200,000		4,777,384
NatWest Group
4.80% 4/5/26	5,000,000		4,831,734
5.125% 5/12/27 µ, ψ	GBP	500,000	504,624
NBK SPC 144A 1.625% 9/15/27 #, µ	600,000		533,364
Nykredit Realkredit 2.00% 10/1/53	DKK	1	0
PNC Bank 4.05% 7/26/28	2,400,000		2,173,083
PNC Financial Services Group 5.671% 10/28/25 µ	1,250,000		1,240,770
Popular 7.25% 3/13/28	855,000		853,405
QNB Finance 2.625% 5/12/25	255,000		241,762
Rizal Commercial Banking 6.50% 8/27/25 µ, ψ	305,000		280,265
Santander UK Group Holdings 3.823% 11/3/28 µ	3,200,000		2,859,235
Shinhan Bank 3.875% 3/24/26	345,000		325,496
Shinhan Financial Group 144A 5.00% 7/24/28 #	200,000		193,250
Societe Generale
144A 4.25% 4/14/25 #	3,600,000		3,458,392
144A 4.677% 6/15/27 #	3,500,000		3,351,275
144A 6.691% 1/10/34 #, µ	4,000,000		3,888,332
7.875% 12/18/23 µ, ψ	500,000		497,123
Standard Chartered 144A 6.301% 1/9/29 #, µ	385,000		383,956
Sumitomo Mitsui Financial Group
1.474% 7/8/25	2,600,000		2,406,061
2.222% 9/17/31	2,300,000		1,746,619
SVB Financial Group
1.80% 2/2/31 ‡	775,000		468,646
4.00% 5/15/26 µ, ‡, ψ	2,110,000		75,800
4.57% 4/29/33 µ, ‡	2,164,000		1,368,743
Toronto-Dominion Bank 4.108% 6/8/27	786,000		742,383
Truist Bank 2.636% 9/17/29 µ	5,182,000		4,812,701
Truist Financial
1.887% 6/7/29 µ	3,485,000		2,864,042
4.95% 9/1/25 µ, ψ	1,465,000		1,350,850
6.123% 10/28/33 µ	755,000		726,617
Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, µ	405,000		382,701
UBS 5.125% 5/15/24	200,000		197,440
UBS Group 0.25% 11/5/28 µ	EUR	1,000,000	878,889
144A 3.126% 8/13/30 #, µ	2,000,000		1,682,495
144A 4.194% 4/1/31 #, µ	2,500,000		2,184,254
UniCredit
7.50% 6/3/26 µ, ψ	EUR	600,000	624,162
144A 7.83% 12/4/23 #	2,900,000		2,903,650
US Bancorp
2.491% 11/3/36 µ	3,400,000		2,397,632
3.60% 9/11/24	1,275,000		1,245,752
3.95% 11/17/25	2,820,000		2,714,887
4.653% 2/1/29 µ	1,136,000		1,063,526
4.839% 2/1/34 µ	800,000		704,891
5.727% 10/21/26 µ	194,000		192,434
20

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
3.196% 6/17/27 µ	900,000		$836,083
3.584% 5/22/28 µ	5,300,000		4,854,972
3.90% 3/15/26 µ, ψ	1,000,000		873,973
5.389% 4/24/34 µ	5,000,000		4,676,444
			234,393,481
Basic Industry — 0.69%
Anglo American Capital 144A 5.50% 5/2/33 #	295,000		276,301
AngloGold Ashanti Holdings 3.375% 11/1/28	305,000		256,769
BHP Billiton Finance USA 5.25% 9/8/30	1,610,000		1,573,586
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	350,000		285,594
Celanese US Holdings
6.05% 3/15/25	160,000		159,466
6.165% 7/15/27	2,095,000		2,066,883
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	225,000		146,639
144A 4.25% 7/17/42 #	200,000		150,623
CSN Resources
144A 5.875% 4/8/32 #	265,000		215,180
144A 7.625% 4/17/26 #	260,000		260,340
First Quantum Minerals
144A 6.875% 10/15/27 #	200,000		192,141
144A 8.625% 6/1/31 #	460,000		458,359
FMG Resources August 2006 144A 6.125% 4/15/32 #	7,300,000		6,648,814
Freeport Indonesia
144A 5.315% 4/14/32 #	235,000		213,599
144A 6.20% 4/14/52 #	200,000		167,801
ICL Group 144A 6.375% 5/31/38 #	150,000		146,906
INEOS Styrolution Group 2.25% 1/16/27	EUR	500,000	460,693
Metinvest 144A 7.75% 10/17/29 #	367,000		223,870
Novelis 144A 4.75% 1/30/30 #	835,000		723,769
OCP
144A 3.75% 6/23/31 #	200,000		158,465
144A 5.125% 6/23/51 #	200,000		133,111
144A 6.875% 4/25/44 #	250,000		210,859
Sasol Financing USA
6.50% 9/27/28	265,000		237,151
144A 8.75% 5/3/29 #	340,000		327,240
Sherwin-Williams 3.30% 5/15/50	3,495,000		2,228,279
Vale Overseas 6.125% 6/12/33	315,000		304,614
			18,227,052
Brokerage — 0.20%
Jefferies Financial Group
2.625% 10/15/31	2,925,000		2,225,385
5.875% 7/21/28	1,971,000		1,930,080
6.45% 6/8/27	331,000		333,431
6.50% 1/20/43	880,000		850,377
			5,339,273
Capital Goods — 0.63%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	200,000		145,802
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	265,723		251,220
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	4,600,000		3,840,664
Boeing 1.95% 2/1/24	2,000,000		1,972,636
Caterpillar 2.60% 4/9/30	25,000		21,431
Cellnex Finance 144A 3.875% 7/7/41 #	4,299,000		2,982,388
Embraer Netherlands Finance 144A 7.00% 7/28/30 #	280,000		278,028
Foxconn Far East 2.50% 10/28/30	270,000		217,136
GCC 144A 3.614% 4/20/32 #	300,000		245,475
21

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Hutama Karya Persero 144A 3.75% 5/11/30 #	454,000		$399,444
Rolls-Royce 144A 5.75% 10/15/27 #	1,000,000		965,908
SAN Miguel Industrias 144A 3.50% 8/2/28 #	355,000		297,151
Standard Industries 144A 3.375% 1/15/31 #	1,568,000		1,214,002
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	535,000		408,372
Teledyne Technologies
2.25% 4/1/28	1,980,000		1,705,191
2.75% 4/1/31	1,730,000		1,397,931
UltraTech Cement 144A 2.80% 2/16/31 #	420,000		330,845
			16,673,624
Communications — 2.74%
Alibaba Group Holding 2.70% 2/9/41	265,000		159,043
Altice Financing 144A 5.00% 1/15/28 #	345,000		295,073
Altice France
2.125% 2/15/25	EUR	1,900,000	1,898,545
144A 5.50% 10/15/29 #	1,375,000		990,804
Amazon.com
1.50% 6/3/30	1,000,000		792,179
2.50% 6/3/50	1,460,000		856,254
America Movil 4.70% 7/21/32	320,000		295,334
AT&T
2.55% 12/1/33	2,673,000		1,964,140
3.50% 6/1/41	1,345,000		935,096
3.50% 9/15/53	8,615,000		5,327,498
Axian Telecom 144A 7.375% 2/16/27 #	300,000		269,280
CCO Holdings
144A 4.25% 1/15/34 #	5,700,000		4,202,770
144A 4.50% 8/15/30 #	500,000		411,059
144A 5.00% 2/1/28 #	900,000		818,310
Charter Communications Operating
2.80% 4/1/31	4,000,000		3,121,401
3.85% 4/1/61	4,755,000		2,660,563
4.40% 12/1/61	4,252,000		2,623,000
4.908% 7/23/25	430,000		420,316
5.05% 3/30/29	3,800,000		3,553,301
Comcast
2.80% 1/15/51	475,000		278,367
4.55% 1/15/29	3,640,000		3,496,520
4.80% 5/15/33	510,000		478,660
Connect Finco 144A 6.75% 10/1/26 #	2,835,000		2,647,742
CSC Holdings 144A 4.625% 12/1/30 #	890,000		474,306
CT Trust 144A 5.125% 2/3/32 #	285,000		222,619
Directv Financing 144A 5.875% 8/15/27 #	2,135,000		1,890,435
Discovery Communications 4.00% 9/15/55	9,190,000		5,520,806
Frontier Communications Holdings
144A 5.00% 5/1/28 #	2,170,000		1,855,496
144A 5.875% 10/15/27 #	1,165,000		1,060,637
Liberty Costa Rica Senior Secured Finance 144A 10.875% 1/15/31 #	250,000		250,934
Prosus 144A 4.193% 1/19/32 #	395,000		315,133
Sprint 7.625% 3/1/26	200,000		205,699
Sprint Capital 6.875% 11/15/28	3,275,000		3,384,291
Sprint Spectrum 144A 4.738% 9/20/29 #	549,375		543,700
Telecom Italia 7.875% 7/31/28	EUR	1,200,000	1,317,772
Tencent Holdings
144A 2.88% 4/22/31 #	200,000		162,205
144A 3.68% 4/22/41 #	200,000		138,432
Time Warner Cable 7.30% 7/1/38	2,120,000		2,043,689
T-Mobile USA
1.50% 2/15/26	2,100,000		1,904,831
3.00% 2/15/41	3,445,000		2,284,342
3.30% 2/15/51	1,500,000		939,429
3.375% 4/15/29	2,305,000		2,029,448
3.75% 4/15/27	2,150,000		2,009,725
22

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.875% 4/15/30	1,400,000		$1,240,888
5.75% 1/15/34	755,000		736,800
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	350,000		323,005
Verizon Communications
2.10% 3/22/28	1,100,000		945,278
2.55% 3/21/31	537,000		427,859
2.875% 11/20/50	1,100,000		636,446
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,885,000		1,502,873
			72,862,333
Consumer Cyclical — 1.16%
Alsea 144A 7.75% 12/14/26 #	200,000		200,438
Aptiv 3.10% 12/1/51	2,691,000		1,540,528
Arcos Dorados 144A 6.125% 5/27/29 #	405,000		385,106
Carnival
144A 4.00% 8/1/28 #	730,000		633,564
144A 7.625% 3/1/26 #	1,553,000		1,511,798
CK Hutchison International 23
144A 4.75% 4/21/28 #	310,000		298,985
144A 4.875% 4/21/33 #	350,000		327,161
Ford Motor Credit
1.744% 7/19/24	EUR	300,000	309,222
2.30% 2/10/25	345,000		323,932
2.33% 11/25/25	EUR	200,000	199,424
2.386% 2/17/26	EUR	500,000	497,501
2.70% 8/10/26	700,000		625,359
2.748% 6/14/24	GBP	100,000	118,118
2.90% 2/16/28	765,000		652,294
2.90% 2/10/29	500,000		410,908
3.25% 9/15/25	EUR	1,000,000	1,020,729
4.535% 3/6/25	GBP	1,100,000	1,291,848
4.542% 8/1/26	1,514,000		1,422,543
5.125% 6/16/25	600,000		581,354
6.95% 6/10/26	1,070,000		1,069,850
Future Retail 144A 5.60% 1/22/25 #, ‡	565,000		7,769
Hilton Domestic Operating
144A 3.625% 2/15/32 #	700,000		565,006
144A 4.00% 5/1/31 #	700,000		589,131
Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #	900,000		781,772
Hyatt Hotels 1.80% 10/1/24	300,000		287,916
InRetail Consumer 144A 3.25% 3/22/28 #	380,000		324,387
Kia 144A 2.375% 2/14/25 #	395,000		376,901
Marriott International 3.50% 10/15/32	900,000		736,931
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000		164,956
5.75% 7/21/28	200,000		175,440
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	725,000		687,623
144A 5.10% 8/3/28 #	1,740,000		1,705,337
MGM China Holdings
144A 4.75% 2/1/27 #	495,000		444,809
144A 5.25% 6/18/25 #	600,000		573,630
Nemak 144A 3.625% 6/28/31 #	365,000		274,539
Nissan Motor
144A 4.345% 9/17/27 #	1,400,000		1,278,559
144A 4.81% 9/17/30 #	600,000		517,788
Nissan Motor Acceptance 144A 2.45% 9/15/28 #	300,000		243,584
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	940,000		862,766
Sands China
2.55% 3/8/27	200,000		173,640
3.10% 3/8/29	400,000		331,254
3.50% 8/8/31	525,000		415,873
4.30% 1/8/26	400,000		374,014
5.65% 8/8/28	1,800,000		1,695,538
Studio City Finance 144A 5.00% 1/15/29 #	475,000		357,780
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	300,000		292,860
23

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Warnermedia Holdings
3.638% 3/15/25	400,000		$385,913
3.755% 3/15/27	400,000		369,461
5.05% 3/15/42	800,000		619,155
5.141% 3/15/52	1,825,000		1,357,137
Wynn Macau
5.50% 1/15/26	200,000		187,157
5.50% 10/1/27	200,000		178,694
			30,757,982
Consumer Non-Cyclical — 2.72%
AbbVie
3.75% 11/14/23	1,200,000		1,197,090
4.05% 11/21/39	3,193,000		2,613,839
Amgen
2.20% 2/21/27	3,300,000		2,963,827
5.15% 3/2/28	730,000		718,219
5.25% 3/2/30	720,000		703,715
5.25% 3/2/33	10,975,000		10,496,503
Ashtead Capital 144A 1.50% 8/12/26 #	665,000		585,554
Bacardi 144A 4.45% 5/15/25 #	500,000		485,430
Bausch Health 144A 11.00% 9/30/28 #	887,000		604,003
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	439,039
Bidvest Group UK 144A 3.625% 9/23/26 #	215,000		191,313
Centene 3.375% 2/15/30	1,000,000		835,207
Central American Bottling 144A 5.25% 4/27/29 #	335,000		302,570
Coca-Cola Icecek 144A 4.50% 1/20/29 #	200,000		178,566
Coty 144A 5.00% 4/15/26 #	1,500,000		1,442,595
CVS Health
2.70% 8/21/40	2,755,000		1,738,822
5.25% 1/30/31	630,000		605,649
CVS Pass Through Trust 144A 5.773% 1/10/33 #, t	57,796		56,329
Danone 144A 2.589% 11/2/23 #	1,500,000		1,495,909
DaVita
144A 3.75% 2/15/31 #	850,000		646,896
144A 4.625% 6/1/30 #	805,000		662,001
Gilead Sciences 5.55% 10/15/53	1,170,000		1,125,751
Global Payments 3.20% 8/15/29	2,150,000		1,829,899
Haleon UK Capital 3.125% 3/24/25	500,000		480,387
Haleon US Capital 3.375% 3/24/29	500,000		448,617
HCA
3.50% 7/15/51	1,062,000		664,102
4.125% 6/15/29	3,400,000		3,079,542
5.20% 6/1/28	482,000		466,085
Indofood CBP Sukses Makmur
3.541% 4/27/32	265,000		212,069
4.805% 4/27/52	200,000		138,605
International Container Terminal Services 4.75% 6/17/30	445,000		419,190
JBS USA LUX
3.00% 2/2/29	1,466,000		1,231,393
3.75% 12/1/31	195,000		156,371
5.50% 1/15/30	300,000		280,325
MHP Lux
144A 6.25% 9/19/29 #	200,000		121,394
144A 6.95% 4/3/26 #	365,000		251,011
Minerva Luxembourg 144A 8.875% 9/13/33 #	415,000		412,414
Mondelez International 2.125% 3/17/24	500,000		491,634
Pfizer Investment Enterprises
4.75% 5/19/33	1,545,000		1,461,073
5.11% 5/19/43	1,075,000		987,866
5.30% 5/19/53	895,000		832,253
Pilgrim's Pride 144A 5.875% 9/30/27 #	1,458,000		1,480,125
Regeneron Pharmaceuticals 2.80% 9/15/50	18,000		10,406
Royalty Pharma
1.75% 9/2/27	7,625,000		6,510,044
3.35% 9/2/51	1,568,000		908,817
3.55% 9/2/50	1,250,000		765,161
Takeda Pharmaceutical 3.175% 7/9/50	4,797,000		3,038,944
Tenet Healthcare
4.25% 6/1/29	3,920,000		3,377,797
6.125% 10/1/28	1,815,000		1,705,519
24

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	$181,025
6.75% 3/1/28	385,000	378,386
United Rentals North America 3.875% 2/15/31	869,000	723,981
UnitedHealth Group
3.70% 5/15/27	600,000	569,005
4.20% 5/15/32	1,746,000	1,594,173
4.50% 4/15/33	5,899,000	5,461,136
5.05% 4/15/53	1,436,000	1,285,944
Zoetis 5.40% 11/14/25	420,000	418,312
		72,461,832
Energy — 2.85%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	490,810	449,181
BP Capital Markets 4.875% 3/22/30 µ, ψ	2,750,000	2,465,508
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,189,634
4.812% 2/13/33	1,305,000	1,222,170
Canacol Energy 144A 5.75% 11/24/28 #	200,000	158,807
Cheniere Energy Partners 4.50% 10/1/29	4,745,000	4,301,785
CNX Resources 144A 6.00% 1/15/29 #	2,275,000	2,127,952
Continuum Energy Aura 144A 9.50% 2/24/27 #	260,000	259,752
Diamondback Energy
3.125% 3/24/31	3,265,000	2,721,920
4.25% 3/15/52	3,678,000	2,615,869
Ecopetrol
5.875% 11/2/51	220,000	140,407
6.875% 4/29/30	330,000	301,633
EIG Pearl Holdings 144A 4.387% 11/30/46 #	345,000	251,119
Enbridge 5.70% 3/8/33	5,000,000	4,792,922
Energean Israel Finance
144A 4.875% 3/30/26 #	140,000	130,410
144A 8.50% 9/30/33 #	110,000	109,917
Energy Transfer
4.95% 5/15/28	700,000	670,172
5.50% 6/1/27	3,200,000	3,151,643
6.25% 4/15/49	4,420,000	4,062,363
6.50% 11/15/26 µ, ψ	3,380,000	3,114,164
Enterprise Products Operating
3.20% 2/15/52	4,365,000	2,790,410
3.30% 2/15/53	3,980,000	2,593,511
5.35% 1/31/33	2,695,000	2,636,917
EQT 6.125% 2/1/25	609,000	607,484
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	270,707	209,274
Geopark 144A 5.50% 1/17/27 #	320,000	274,681
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	585,000	574,340
Guara Norte 144A 5.198% 6/15/34 #	252,014	214,735
KazMunayGas National
144A 4.75% 4/19/27 #	200,000	187,667
144A 5.375% 4/24/30 #	270,000	246,103
Kinder Morgan 5.20% 6/1/33	1,010,000	934,802
Kosmos Energy 144A 7.75% 5/1/27 #	425,000	393,229
Medco Laurel Tree 144A 6.95% 11/12/28 #	405,000	374,927
MPLX 1.75% 3/1/26	685,000	621,336
Murphy Oil 5.875% 12/1/27	1,730,000	1,680,546
NuStar Logistics
5.625% 4/28/27	205,000	195,517
6.375% 10/1/30	2,337,000	2,216,247
Occidental Petroleum 6.125% 1/1/31	1,643,000	1,621,033
Oil and Gas Holding 7.50% 10/25/27	200,000	203,734
ONEOK
4.35% 3/15/29	1,500,000	1,384,464
5.65% 11/1/28	1,240,000	1,224,395
5.80% 11/1/30	725,000	710,176
6.05% 9/1/33	1,290,000	1,268,094
6.625% 9/1/53	1,190,000	1,166,664
PDC Energy 5.75% 5/15/26	1,205,000	1,201,596
25

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	$177,368
Petrobras Global Finance 6.50% 7/3/33	265,000	253,208
Petroleos Mexicanos
5.95% 1/28/31	600,000	430,053
6.70% 2/16/32	76,000	56,485
6.75% 9/21/47	390,000	231,483
7.69% 1/23/50	240,000	154,395
144A 10.00% 2/7/33 #	250,000	222,783
Petronas Capital
144A 2.48% 1/28/32 #	200,000	159,146
144A 3.50% 4/21/30 #	440,000	390,378
PTTEP Treasury Center 144A 2.587% 6/10/27 #	495,000	446,658
QazaqGaz JSC 144A 4.375% 9/26/27 #	630,000	581,849
Sabine Pass
Liquefaction 5.75% 5/15/24	1,100,000	1,097,892
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,359,850
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	131,234
144A 4.25% 4/16/39 #	430,000	350,776
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	222,987	173,347
Targa Resources 4.20% 2/1/33	300,000	255,266
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,404,027
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,246,017
Thaioil Treasury Center 144A 2.50% 6/18/30 #	210,000	164,796
TMS Issuer 144A 5.78% 8/23/32 #	200,000	200,740
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	370,000	347,242
Tullow Oil 144A 10.25% 5/15/26 #	410,000	356,848
Uzbekneftegaz 144A 4.75% 11/16/28 #	200,000	161,532
Woodside Finance 144A 3.70% 9/15/26 #	400,000	375,346
YPF 144A 6.95% 7/21/27 #	255,000	204,969
		75,702,898
Finance Companies — 1.87%
AerCap Ireland Capital DAC
1.65% 10/29/24	500,000	475,801
2.45% 10/29/26	1,445,000	1,294,997
3.00% 10/29/28	4,503,000	3,863,164
3.40% 10/29/33	592,000	458,227
3.50% 1/15/25	300,000	289,523
4.45% 10/1/25	1,200,000	1,155,507
4.45% 4/3/26	150,000	144,069
6.50% 7/15/25	1,350,000	1,352,006
Air Lease
2.875% 1/15/26	2,050,000	1,909,647
2.875% 1/15/32	2,380,000	1,856,698
3.00% 2/1/30	7,215,000	5,940,323
3.375% 7/1/25	670,000	636,829
4.125% 12/15/26 µ, ψ	715,000	533,605
4.25% 2/1/24	900,000	893,837
4.625% 10/1/28	2,115,000	1,960,730
Aircastle 4.125% 5/1/24	2,500,000	2,464,847
Aviation Capital Group
144A 3.50% 11/1/27 #	3,905,000	3,451,414
144A 6.25% 4/15/28 #	2,802,000	2,742,719
Avolon Holdings Funding 144A 2.528% 11/18/27 #	116,000	98,009
BOC Aviation USA 144A 4.875% 5/3/33 #	490,000	451,845
Brookfield Capital Finance 6.087% 6/14/33	3,800,000	3,696,981
Country Garden Holdings
3.875% 10/22/30	200,000	12,700
4.20% 2/6/26	254,000	17,907
7.25% 4/8/26	285,000	19,226
DAE Funding 144A 1.625% 2/15/24 #	1,500,000	1,471,022
26

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
DAE Funding 3.375% 3/20/28	2,700,000		$2,389,160
Gaci First Investment 4.875% 2/14/35	264,000		240,219
GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	360,834
GLP 3.875% 6/4/25	315,000		218,772
Goodman HK Finance 4.375% 6/19/24	550,000		541,454
Huarong Finance 2017 4.75% 4/27/27	295,000		253,030
Indigo Group 1.625% 4/19/28	EUR	1,700,000	1,602,333
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
KeyCorp 4.789% 6/1/33 µ	74,000		61,727
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	3,155,049
MAF Global Securities 7.875% 6/30/27 µ, ψ	215,000		216,560
OneMain Finance 6.125% 3/15/24	750,000		748,334
Owl Rock Capital 2.875% 6/11/28	500,000		411,612
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.00% 10/1/53	DKK	1	0
1.50% 10/1/53	DKK	1	0
2.00% 10/1/53	DKK	1	0
RKPF Overseas 2020 A 5.125% 7/26/26	245,000		80,938
Sino-Ocean Land Treasure IV 4.75% 8/5/29	275,000		15,084
Sirius Real Estate 1.125% 6/22/26	EUR	2,400,000	2,242,382
			49,729,121
Industrials — 0.20%
Burlington Northern Santa Fe 2.875% 6/15/52	1,615,000		995,845
Cemex 144A 9.125% 3/14/28 #, µ, ψ	220,000		229,296
Georgian Railway JSC 4.00% 6/17/28	595,000		520,915
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	1,100,000	871,214
0.625% 4/6/30	EUR	1,000,000	833,025
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	1,890,000		1,825,515
West China Cement 4.95% 7/8/26	215,000		152,489
			5,428,299
Insurance — 0.83%
AIA Group
144A 3.375% 4/7/30 #	375,000		328,545
144A 3.90% 4/6/28 #	1,000,000		939,435
American International Group 5.125% 3/27/33	2,275,000		2,118,788
Aon
2.90% 8/23/51	4,930,000		2,912,811
5.00% 9/12/32	1,005,000		943,058
Athene Holding
3.45% 5/15/52	2,510,000		1,495,324
3.95% 5/25/51	1,120,000		736,127
Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,167,042
Brighthouse Financial
3.85% 12/22/51	2,472,000		1,459,410
4.70% 6/22/47	469,000		326,553
Fairfax Financial Holdings 4.625% 4/29/30	1,000,000		899,643
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	3,205,000		3,232,166
Marsh & McLennan 5.70% 9/15/53	3,070,000		2,969,635
Prudential Financial 3.70% 3/13/51	1,660,000		1,156,226
Sagicor Financial 144A 5.30% 5/13/28 #	330,000		310,273
			21,995,036
Real Estate Investment Trusts — 0.71%
American Homes 4 Rent 3.625% 4/15/32	1,685,000		1,395,418
American Tower
2.30% 9/15/31	1,600,000		1,215,379
3.375% 5/15/24	500,000		492,070
3.65% 3/15/27	300,000		278,191

27

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°		Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		380,000	$284,265
Cromwell Ereit Lux Finco 2.125% 11/19/25	EUR	600,000	560,132
Crown Castle
1.05% 7/15/26		1,380,000	1,211,791
2.10% 4/1/31		5,236,000	3,998,625
EPR Properties 4.50% 6/1/27		1,700,000	1,522,990
GLP Capital 4.00% 1/15/30		2,600,000	2,208,050
Iron Mountain 144A 5.25% 7/15/30 #		966,000	845,139
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		3,080,000	2,535,187
VICI Properties
4.75% 2/15/28		100,000	93,633
4.95% 2/15/30		2,440,000	2,235,693
144A 5.75% 2/1/27 #		145,000	140,513
			19,017,076
Technology — 1.08%
Apple 4.30% 5/10/33		905,000	854,838
Autodesk 2.40% 12/15/31		2,390,000	1,885,330
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,034,371
144A 3.419% 4/15/33 #		1,600,000	1,280,413
144A 3.469% 4/15/34 #		6,257,000	4,916,855
144A 4.926% 5/15/37 #		115,000	99,180
CDW
2.67% 12/1/26		465,000	419,890
3.276% 12/1/28		4,143,000	3,578,213
Entegris Escrow 144A
4.75% 4/15/29 #		1,230,000	1,106,893
Fiserv 3.50% 7/1/29		3,500,000	3,124,499
NXP
3.125% 2/15/42		925,000	602,935
3.25% 5/11/41		1,740,000	1,171,679
3.875% 6/18/26		3,250,000	3,091,223
5.55% 12/1/28		440,000	430,884
Oracle
3.60% 4/1/50		1,952,000	1,263,790
4.65% 5/6/30		455,000	425,744
SK Hynix
144A 1.50% 1/19/26 #		200,000	179,751
144A 6.50% 1/17/33 #		365,000	357,079
TD SYNNEX
2.375% 8/9/28		800,000	658,231
2.65% 8/9/31		1,200,000	893,326
TSMC Global 144A 4.625% 7/22/32 #		400,000	378,265
			28,753,389
Transportation — 1.11%
Air Canada 144A 3.875% 8/15/26 #		300,000	272,558
American Airlines 144A 5.50% 4/20/26 #		817,370	799,022
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 t		1,080,892	963,895
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 t		466,824	428,143
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 t		906,480	812,741
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 t		162,028	138,746
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 t		94,638	78,040
Azul Secured Finance 144A 11.93% 8/28/28 #		650,000	644,565
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, t		990,963	910,666
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, t		255,137	219,614
Delta Air Lines 144A 7.00% 5/1/25 #		5,349,000	5,408,926
28

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines 7.375% 1/15/26	1,858,000	$1,882,451
ERAC USA Finance
144A 2.70% 11/1/23 #	300,000	299,201
144A 4.90% 5/1/33 #	710,000	669,134
144A 5.40% 5/1/53 #	445,000	411,562
Grupo Aeromexico 144A 8.50% 3/17/27 #	395,000	370,208
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	439,603	383,005
Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,750,000	3,719,237
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	291,036
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	965,682
144A 4.45% 1/29/26 #	2,100,000	2,013,423
Rumo Luxembourg 144A 5.25% 1/10/28 #	265,000	245,205
United Airlines
144A 4.375% 4/15/26 #	2,005,000	1,856,200
144A 4.625% 4/15/29 #	4,961,000	4,269,316
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 t	1,297,383	1,286,301
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 t	285,488	274,751
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 t	41,102	39,033
		29,652,661
Utilities — 2.77%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	200,000	173,953
Aegea Finance 144A 9.00% 1/20/31 #	275,000	277,465
AEP Texas 5.40% 6/1/33	2,805,000	2,677,466
AES Andes 144A 7.125% 3/26/79 #, μ	300,000	283,277
Alfa Desarrollo 144A 4.55% 9/27/51 #	298,128	204,068
Appalachian Power 4.50% 8/1/32	3,500,000	3,135,604
Atmos Energy 2.85% 2/15/52	975,000	585,542
Baltimore Gas and Electric 4.55% 6/1/52	1,395,000	1,123,465
Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	2,533,141
Boston Gas 144A 3.757% 3/16/32 #	500,000	420,926
Calpine
144A 4.50% 2/15/28 #	453,000	408,727
144A 5.00% 2/1/31 #	1,535,000	1,243,058
144A 5.125% 3/15/28 #	454,000	404,779
Cikarang Listrindo 144A 4.95% 9/14/26 #	340,000	325,299
Colbun 144A 3.95% 10/11/27 #	200,000	184,848
Consorcio Transmantaro 144A 5.20% 4/11/38 #	280,000	249,655
Duke Energy 4.875% 9/16/24 μ, y	1,630,000	1,590,535
Duke Energy Carolinas 4.95% 1/15/33	4,950,000	4,708,093
Duke Energy Indiana 3.25% 10/1/49	1,265,000	806,258
Enel Finance America 144A 2.875% 7/12/41 #	2,085,000	1,245,141
ENN Energy Holdings 144A 2.625% 9/17/30 #	405,000	325,392
Entergy Arkansas 4.20% 4/1/49	870,000	652,548
Entergy Louisiana 4.95% 1/15/45	235,000	196,852
Entergy Texas 3.55% 9/30/49	700,000	473,953
Essential Utilities
2.704% 4/15/30	695,000	573,158
3.351% 4/15/50	675,000	421,606
Evergy Kansas Central 3.45% 4/15/50	1,185,000	786,561
29

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Exelon 5.30% 3/15/33	645,000	$615,701
FirstEnergy Transmission 144A 4.55% 4/1/49 #	5,000	3,925
Georgia Power 4.70% 5/15/32	3,200,000	2,967,679
Greenko Power II 144A 4.30% 12/13/28 #	250,425	215,023
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	300,000	212,227
Israel Electric 144A 3.75% 2/22/32 #	390,000	322,096
JSW Hydro Energy 144A 4.125% 5/18/31 #	277,200	230,888
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	2,059,506
Minejesa Capital 144A 5.625% 8/10/37 #	200,000	153,300
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	454,255
National Rural Utilities Cooperative Finance 5.80% 1/15/33	215,000	214,926
Nevada Power 5.90% 5/1/53	1,670,000	1,611,162
NextEra Energy Capital Holdings
3.00% 1/15/52	1,105,000	653,725
5.749% 9/1/25	550,000	548,635
Oglethorpe Power 3.75% 8/1/50	1,620,000	1,089,153
Oryx Funding 144A 5.80% 2/3/31 #	420,000	400,760
Pacific Gas & Electric
2.10% 8/1/27	1,400,000	1,197,949
3.00% 6/15/28	800,000	687,024
3.30% 3/15/27	700,000	632,627
3.30% 8/1/40	7,168,000	4,598,276
3.50% 6/15/25	400,000	380,317
3.50% 8/1/50	1,100,000	656,140
4.20% 3/1/29	3,200,000	2,831,965
4.40% 3/1/32	1,300,000	1,102,087
4.50% 7/1/40	1,100,000	819,769
Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	595,113
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	282,375
144A 5.25% 5/15/47 #	185,000	149,507
PG&E 5.25% 7/1/30	1,625,000	1,414,110
Sempra 4.875% 10/15/25 μ, y	575,000	546,242
Southern 5.70% 10/15/32	900,000	885,008
Southern California Edison
3.65% 2/1/50	1,525,000	1,032,323
4.00% 4/1/47	880,000	637,691
4.875% 3/1/49	2,330,000	1,908,956
Southern California Gas 2.95% 4/15/27	2,600,000	2,386,827
Southern Co. Gas Capital 5.15% 9/15/32	1,901,000	1,791,326
System Energy Resources 2.14% 12/9/25	800,000	726,913
Virginia Electric and Power 5.00% 4/1/33	4,000,000	3,754,695
Vistra 144A 7.00% 12/15/26 #, μ, y	1,500,000	1,370,273
Vistra Operations
144A 5.125% 5/13/25 #	4,980,000	4,857,030
144A 6.95% 10/15/33 #	570,000	559,734
		73,568,608
Total Corporate Bonds
(cost $859,074,235)		754,562,665

Municipal Bonds — 0.75%
American Municipal Power, Ohio (Combined Hydroelectric Projects - Build America Bonds)
Series B 8.084% 2/15/50	1,500,000	1,881,015
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue (Pension Funding)
Series A 6.899% 12/1/40	1,750,000	1,890,630
30

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue (Retire Health care Funding)
Series B 6.899% 12/1/40	1,750,000	$1,904,893
Commonwealth of Puerto Rico (Restructured)
Series A-1 2.993% 7/1/24 ^	79,443	76,759
Series A-1 4.00% 7/1/35	355,609	309,881
Series A-1 4.00% 7/1/37	377,735	318,041
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	7,141,225	5,784,392
Golden State, California Tobacco Securitization (Senior)
Series A1 2.587% 6/1/29	1,700,000	1,426,691
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,707,000	1,819,747
New Jersey Transportation Trust Fund Authority (Build America Bonds)
Series C 5.754% 12/15/28	1,590,000	1,593,880
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds) Subordinate
Series A-1 5.508% 8/1/37	700,000	688,800
New York State Urban Development (Build America Bonds)
Series E 5.77% 3/15/39	800,000	802,008
Pennsylvania Higher Education Assistance Agency Revenue (Student Loans)
Series 2006-2 A-3 5.461% (SOFR + 0.39%) 10/25/36 •	191,467	189,971
West Virginia Tobacco Settlement Finance Authority (Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	226,938
Series A 2.351% 6/1/28	300,000	260,664
Series A 2.551% 6/1/29	300,000	254,679
Series A 2.951% 6/1/31	500,000	409,530
Total Municipal Bonds
(cost $22,303,646)		19,838,519

Non-Agency Asset-Backed Securities — 1.81%
ABFC Trust
Series 2006-HE1 A2D 5.654% (TSFR01M + 0.33%, Floor 0.22%) 1/25/37 •	243,276	136,999
Argent Securities Trust
Series 2006-M1 A2C 5.734% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,074,110	268,414
Series 2006-W4 A2C 5.754% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	563,760	133,844
Bear Stearns Asset- Backed Securities I Trust
Series 2005-FR1 M2 6.439% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	994,755	958,671
Bear Stearns Asset- Backed Securities Trust
Series 2007-SD1 22A1 4.391% 10/25/36 •	97,588	43,653
Centex Home Equity Loan Trust
Series 2002-A AF6 5.54% 1/25/32	164	157
31

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
CIT Mortgage Loan Trust
Series 2007-1 1M1 144A 6.934% (TSFR01M + 1.61%, Floor 1.50%) 10/25/37 #, •	3,600,000	$3,486,889
Citicorp Residential Mortgage Trust
Series 2006-3 A5 4.655% 11/25/36 ~	138,255	135,450
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 5.834% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	26,563	24,595
Series 2005-3 MV7 7.384% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	3,804,526
Series 2006-1 AF6 4.493% 7/25/36 •	23,928	22,186
Series 2006-11 1AF6 6.15% 9/25/46 •	27,866	24,680
Series 2006-17 2A2 5.734% (TSFR01M + 0.41%, Floor 0.30%) 3/25/47 •	542,633	526,159
Series 2006-26 2A4 5.654% (TSFR01M + 0.33%, Floor 0.22%) 6/25/37 •	873,415	830,210
Series 2007-6 2A4 5.744% (TSFR01M + 0.42%, Floor 0.31%) 9/25/37 •	934,777	768,755
DataBank Issuer
Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,405,064
Diamond Infrastructure Funding
Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,016,960
Domino’s Pizza Master Issuer
Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,233,500	6,098,108
EquiFirst Mortgage Loan Trust
Series 2004-2 M7 8.434% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	618,499
First Franklin Mortgage Loan Trust
Series 2006-FF5 2A3 5.754% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	573,915	545,032
Fremont Home Loan Trust
Series 2004-B M1 6.304% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,877,801	1,730,981
GE-WMC Mortgage Securities Trust
Series 2006-1 A2B 5.734% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,629,628	673,153
GSAMP Trust
Series 2006-FM3 A2D 5.664% (TSFR01M + 0.34%, Floor 0.23%) 11/25/36 •	752,421	350,077
Series 2007-SEA1 A 144A 5.734% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	404,294	392,025
Hardee’s Funding
Series 2018-1A A2II 144A 4.959% 6/20/48 #	475,000	447,598
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A 2A3 5.674% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	1,033,422	662,014
HSI Asset Securitization Trust
Series 2006-HE1 2A1 5.534% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	21,105	8,271
32

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
JPMorgan Chase Bank
Series 2021-3 B 144A 0.76% 2/26/29 #	405,725	$387,967
JPMorgan Mortgage Acquisition Trust
Series 2006-CW2 AV5 5.674% (TSFR01M + 0.35%, Floor 0.24%) 8/25/36 •	124,230	121,298
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 6.034% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,352,846	1,864,669
Series 2006-7 1A 5.744% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	2,214,515	1,116,466
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 5.584% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,529,031	1,966,542
Series 2007-HE5 A2D 5.774% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,655,744	1,115,940
New Century Home Equity Loan Trust
Series 2005-1 M2 6.154% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	233,600	226,265
Option One Mortgage Loan Trust
Series 2005-1 M1 6.214% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	932,801	873,081
Series 2007-4 2A4 5.744% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,607,923	2,603,528
PFS Financing
Series 2021-A A 144A 0.71% 4/15/26 #	1,800,000	1,747,891
RAAC Trust
Series 2005-SP2 2A 6.034% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •	160,388	132,524
Sofi Professional Loan Program
Series 2016-F A2 144A 3.02% 2/25/40 #	77,989	73,868
Soundview Home Loan Trust
Series 2006-OPT1 2A4 5.974% (TSFR01M + 0.65%, Floor 0.54%) 3/25/36 •	79,600	78,159
Structured Asset Investment Loan Trust
Series 2003-BC2 M1 6.814% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,778	15,281
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 5.704% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	898,755	815,444
Series 2006-BC2 A1 5.589% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,911,960	1,771,626
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	44,901	44,400
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	3,674	3,648
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	515,228
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	114,446	109,909
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	4,894,028	4,484,265
Total Non-Agency Asset-Backed Securities
(cost $56,846,819)		48,180,969
33

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations — 1.28%
Alternative Loan Trust Resecuritization
Series 2008-2R 3A1 6.00% 8/25/37 •	806,175	$388,203
ARM Trust
Series 2005-10 3A31 3.65% 1/25/36 •	33,992	31,182
Series 2006-2 1A4 4.228% 5/25/36 •	303,768	257,710
Banc of America Funding Trust
Series 2005-E 7A1 6.056% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	63,652	51,569
Series 2006-I 1A1 5.015% 12/20/36 •	71,349	68,150
Banc of America Mortgage Trust
Series 2003-D 2A1 5.354% 5/25/33 •	24,425	19,704
Bear Stearns ARM Trust
Series 2003-5 2A1 4.459% 8/25/33 •	12,845	11,688
Chase Mortgage Finance Trust
Series 2005-A1 3A1 3.929% 12/25/35 •	36,949	31,841
CHL Mortgage Pass Through Trust
Series 2007-4 1A1 6.00% 5/25/37 t	662,539	277,205
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 7.829% (SOFR + 2.51%) 4/25/31 #, •	22,508	22,522
Series 2019-R01 2M2 144A 7.879% (SOFR + 2.56%) 7/25/31 #, •	24,166	24,255
Series 2019-R07 1M2 144A 7.529% (SOFR + 2.21%) 10/25/39 #, •	55,772	55,857
Series 2020-R01 1M2 144A 7.479% (SOFR + 2.16%) 1/25/40 #, •	598,275	600,148
Series 2022-R01 1M2 144A 7.215% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,471,875
Series 2022-R02 2M2 144A 8.315% (SOFR + 3.00%) 1/25/42 #, •	900,000	898,317
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	482,554	289,571
Series 2007-1 5A14 6.00% 2/25/37	135,578	73,585
Series 2007-3 4A12 1.316% (6.63% minus TSFR01M, Cap 6.75%) 4/25/37 S, •	72,314	6,960
Series 2007-3 4A15 5.50% 4/25/37	32,110	25,285
Series 2007-3 4A6 5.684% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	72,314	56,262
Flagstar Mortgage Trust
Series 2021-2 A6 144A 2.50% 4/25/51 #, •	775,770	654,428
GMACM Mortgage Loan Trust
Series 2006-J1 A1 5.75% 4/25/36	14,802	12,352
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	2,025,863	1,711,695
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,156,580	1,627,291
GSR Mortgage Loan Trust
Series 2007-AR1 2A1 3.841% 3/25/47 •	356,498	226,675
JPMorgan Alternative Loan Trust
Series 2007-A2 11A1 5.794% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,854,946	1,507,709
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 4.549% 10/25/36 •	153,560	121,693
Series 2006-A7 2A2 3.941% 1/25/37 •	29,509	23,818
Series 2007-A1 6A1 4.378% 7/25/35 •	30,644	28,638
34

	Principal
	amount°		Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.414% 6/25/29 #, •		21,186	$18,466
Series 2014-2 B2 144A 3.414% 6/25/29 #, •		21,186	18,317
Series 2015-4 B1 144A 3.539% 6/25/45 #, •		433,903	378,081
Series 2015-4 B2 144A 3.539% 6/25/45 #, •		185,450	161,283
Series 2016-4 B1 144A 3.814% 10/25/46 #, •		170,471	151,929
Series 2016-4 B2 144A 3.814% 10/25/46 #, •		311,524	276,033
Series 2017-1 B3 144A 3.449% 1/25/47 #, •		796,434	655,888
Series 2017-2 A3 144A 3.50% 5/25/47 #, •		49,160	41,732
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		135,164	113,375
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		436,702	345,677
Series 2021-1 A3 144A 2.50% 6/25/51 #, •		686,623	518,105
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		1,438,212	1,085,232
Series 2021-13 B1 144A 3.142% 4/25/52 #, •		1,908,703	1,438,146
JPMorgan Trust
Series 2015-5 B2 144A 6.651% 5/25/45 #, •		239,172	236,588
Series 2015-6 B1 144A 3.522% 10/25/45 #, •		167,361	152,348
Series 2015-6 B2 144A 3.522% 10/25/45 #, •		162,837	147,841
Lehman Mortgage Trust
Series 2007-10 2A2 6.50% 1/25/38		1,141,585	321,203
Ludgate Funding
Series 2006-1X A2A 5.753% (BP0003M + 0.19%) 12/1/60 •	GBP	881,336	1,027,726
Series 2008-W1X A1 6.025% (BP0003M + 0.60%) 1/1/61 •	GBP	391,185	454,519
Mansard Mortgages
Series 2007-1X A2 5.449% (SONIA + 0.299%) 4/15/47 •	GBP	414,211	492,332
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		1,028	1,022
Series 2004-5 6A1 7.00% 6/25/34		15,145	14,760
MASTR ARM Trust
Series 2004-4 4A1 4.228% 5/25/34 •		31,383	28,492
Merrill Lynch Mortgage Investors Trust
Series 2004-A1 2A2 4.421% 2/25/34 •		1,603	1,452
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		702,709	532,879
Series 2021-1 A2 144A 2.50% 3/25/51 #, •		630,824	476,001
Series 2021-4 A3 144A 2.50% 7/25/51 #, •		713,884	538,675
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		111,065	103,356
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		2,644,299	2,441,465
RALI Series Trust
Series 2007-QA5 2A1 6.106% 9/25/37 •		1,918,739	1,374,104
Series 2007-QH8 A 5.291% 10/25/37 •		1,039,589	891,766
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •		687,626	518,862
35

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
RCKT Mortgage Trust
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	1,471,715	$1,110,512
Reperforming Loan REMIC Trust
Series 2006-R1 AF1 144A 5.774% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	398,491	364,046
Sequoia Mortgage Trust
Series 2004-5 A3 6.226% (SOFR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 •	62,660	56,662
Series 2007-1 4A1 3.482% 9/20/46 •	200,594	136,280
Series 2015-1 B2 144A 3.92% 1/25/45 #, •	110,386	102,570
Series 2017-5 B2 144A 3.779% 8/25/47 #, •	2,723,408	2,366,622
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	556,110	434,155
Structured ARM Loan Trust
Series 2006-1 7A4 3.377% 2/25/36 •	36,653	31,650
Structured Asset Mortgage Investments II Trust
Series 2005-AR5 A2 5.942% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •	90,932	86,241
Trinity Square
Series 2021-1A A 144A 6.00% (SONIA + 0.85%) 7/15/59 #, • GBP	2,521,556	3,079,199
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 3.903% 12/25/35 t, •	159,693	141,638
Series 2007-HY1 3A3 3.705% 2/25/37 t, •	102,687	84,639
Series 2007-HY7 4A1 4.554% 7/25/37 t, •	216,456	196,955
Wells Fargo Mortgage- Backed Securities Trust
Series 2006-AR11 A6 5.743% 8/25/36 •	93,437	86,638
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	130,682	106,803
Total Non-Agency Collateralized Mortgage Obligations
(cost $42,477,836)		33,918,453

Non-Agency Commercial Mortgage-Backed Securities — 4.26%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	516,308
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,018,188
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	6,657,471
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,769,465
Series 2022-BNK39 B 3.348% 2/15/55 •	1,353,000	968,599
Series 2022-BNK39 C 3.379% 2/15/55 •	797,000	514,981
Series 2022-BNK40 B 3.507% 3/15/64 •	1,800,000	1,319,595
Series 2022-BNK41 A4 3.916% 4/15/65 •	2,000,000	1,717,090
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	2,724,169
Series 2020-B20 A5 2.034% 10/15/53	13,250,000	9,868,116
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	992,548
Series 2020-B22 A5 1.973% 1/15/54	6,600,000	5,015,363
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,277,604
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	4,658,501
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,240,015
Series 2022-B32 C 3.572% 1/15/55 •	2,200,000	1,428,683
Series 2022-B33 B 3.735% 3/15/55 •	900,000	650,155
36

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 C 3.735% 3/15/55 •	900,000	$592,422
BMO Mortgage Trust
Series 2022-C1 A5 3.374% 2/15/55 •	600,000	499,789
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,066,661
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,331,319
Series 2019-CF3 A4 3.006% 1/15/53	800,000	669,376
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	351,996
Series 2019-CD8 A4 2.912% 8/15/57	11,575,000	9,617,302
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.838% 12/10/54	3,100,000	2,906,825
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	761,468
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,346,627
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,215,101
Series 2017-C4 A4 3.471% 10/12/50	635,000	573,969
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,118,747
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	568,842
Series 2015-CR23 A4 3.497% 5/10/48	780,000	746,218
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,191,480
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	900,000	837,838
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,159,807
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,756,146
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,094,249
Series 2019-GC42 A4 3.001% 9/10/52	5,000,000	4,246,867
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	2,983,243
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	7,741,664	7,307,679
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,509,357
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	963,947
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,152,966
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	309,915
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,098,130
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	907,258
Series 2015-C27 ASB 3.557% 12/15/47	822,706	804,980
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,341,345
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	842,532
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,439,943
37

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #, •	119,840	$109,354
VMC Finance
Series 2021-FL4 A 144A 6.545% (TSFR01M + 1.21%, Floor 1.21%) 6/16/36 #, •	1,061,675	1,041,614
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	264,043
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	482,533
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,101,801
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	1,768,703
Total Non-Agency Commercial Mortgage-Backed Securities
(cost $137,061,298)		113,419,243

Loan Agreements — 0.96%
Applied Systems 2nd Lien 12.14% (SOFR03M + 6.75%) 9/17/27 •	16,736	16,861
Berry Global Tranche Z 7.293% (SOFR03M + 2.01%) 7/1/26 •	555,039	555,647
Calpine
7.431% (SOFR01M + 2.11%) 4/5/26 •	239,375	239,525
7.931% (SOFR01M + 2.61%) 12/16/27 •	181,177	181,273
Castlelake Aviation One Designated Activity Company
8.421% (SOFR03M + 3.01%) 10/22/26 •	679,124	679,177
8.421% (SOFR03M + 3.01%) 10/22/27 •	947,838	947,837
Charter Communications Operating Tranche B2 7.116% (SOFR03M + 1.75%) 2/1/27 •	471,350	471,377
Connect US Finco 8.816% (SOFR01M + 3.50%) 12/11/26 •	626,285	614,738
Delta Air Lines 9.076% (SOFR03M + 3.75%) 10/20/27 •	425,000	441,469
Entegris Tranche B 7.816% - 7.89% (SOFR01M + 2.50%) 7/6/29 •	1,113,218	1,114,841
Epicor Software 2nd Lien 13.166% (SOFR01M + 7.85%) 7/31/28 •	735,000	739,670
Epicor Software Tranche C 8.681% (SOFR01M + 3.36%) 7/30/27 •	777,945	778,132
Frontier Communications Tranche B 9.181% (SOFR01M + 3.86%) 10/8/27 •	1,008,040	982,419
Hamilton Projects Acquiror 9.931% (SOFR01M + 4.61%) 6/17/27 •	745,479	743,429
Hilton Worldwide Finance Tranche B-2 7.17% (SOFR01M + 1.85%) 6/22/26 •	1,088,891	1,089,717
Informatica 8.181% (SOFR01M + 2.86%) 10/27/28 •	625,475	624,791
IRB Holding Tranche B 8.416% (SOFR01M + 3.10%) 12/15/27 •	3,515,660	3,506,382
LSF9 Atlantis Holdings Tranche B 12.64% (SOFR03M + 7.25%) 3/31/29 •	703,125	674,414
Mileage Plus Holdings 10.798% (SOFR03M + 5.40%) 6/21/27 •	750,000	780,562
MPH Acquisition Holdings 9.916% (SOFR03M + 4.51%) 9/1/28 •	1,764,000	1,660,365
Olympus Water US Holding 10.39% (SOFR03M + 5.00%) 11/9/28 •	1,000,000	999,750
PG&E Tranche B 8.431% (SOFR01M + 3.11%) 6/23/25 •	1,414,336	1,417,367
38

	Principal
	amount°		Value (US $)
Loan Agreements (continued)
RealPage 1st Lien 8.431% (SOFR01M + 3.11%) 4/24/28 •		401,476	$397,405
Scientific Games International Tranche B 8.434% (SOFR01M + 3.10%) 4/13/29 •		1,879,075	1,880,249
Standard Industries 7.938% (SOFR01M + 2.50%) 9/22/28 •		1,037,018	1,038,513
UKG 1st Lien 8.764% (SOFR03M + 3.35%) 5/4/26 •		626,952	626,311
United Airlines Tranche B 9.182% (SOFR01M + 3.86%) 4/21/28 •		233,390	234,901
Viasat 9.816% (SOFR01M + 4.50%) 3/2/29 •		1,358,660	1,282,236
Virgin Media Bristol 8.311% (SOFR03M + 3.35%) 3/31/31 •		215,000	210,342
Vistra Operations 7.181% (SOFR01M + 1.86%) 12/31/25 •		504,286	504,706
Total Loan Agreements
(cost $25,421,700)			25,434,406

Sovereign Bonds — 4.68%Δ
Albania — 0.00%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	148,482
			148,482
Angola — 0.01%
Angolan Government International Bonds
8.25% 5/9/28		200,000	173,667
144A 8.75% 4/14/32 #		200,000	161,297
			334,964
Argentina — 0.01%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		300,000	86,050
1.00% 7/9/29		31,833	8,913
3.625% 7/9/35 ~		674,580	168,075
			263,038
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	151,200
			151,200
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	301,839
			301,839
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	373,693
5.00% 7/15/32		255,000	238,230
			611,923
Brazil — 1.04%
Brazil Letras do Tesouro Nacional 11.611% 1/1/24 ^	BRL	141,100,000	27,289,739
Brazilian Government International Bonds
4.75% 1/14/50		233,000	161,771
6.00% 10/20/33		200,000	189,077
			27,640,587
Chile — 0.01%
Chile Government International Bonds
3.10% 5/7/41		323,000	220,334
3.50% 1/25/50		200,000	133,702
			354,036
Colombia — 0.01%
Colombia Government International Bonds
5.00% 6/15/45		200,000	131,745
5.20% 5/15/49		200,000	131,771
			263,516
Dominican Republic — 0.02%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		500,000	407,417
144A 5.50% 2/22/29 #		200,000	183,533
			590,950
39

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°		Value (US $)
Sovereign Bonds Δ(continued)
Ecuador — 0.01%
Ecuador Government International Bonds
144A 2.50% 7/31/40 #, ~		278,501	$92,248
144A 6.00% 7/31/30 #, ~		125,307	64,300
144A 6.61% 7/31/30 #, ^		35,470	10,661
			167,209
Egypt — 0.01%
Egypt Government International Bond 144A 8.70% 3/1/49 #		359,000	193,510
			193,510
El Salvador — 0.01%
El Salvador Government International Bond 6.375% 1/18/27		200,000	163,885
			163,885
Gabon — 0.00%
Gabon Government International Bond 144A 6.625% 2/6/31 #		200,000	149,250
			149,250
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	178,929
			178,929
Ghana — 0.00%
Ghana Government International Bond 144A 7.75% 4/7/29 #		230,000	102,420
			102,420
Guatemala — 0.01%
Guatemala Government Bond 144A 4.875% 2/13/28 #		400,000	372,579
			372,579
Hong Kong — 0.01%
Airport Authority 144A 2.50% 1/12/32 #		230,000	186,557
			186,557
Hungary — 0.01%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28		215,000	213,420
			213,420
Indonesia — 0.01%
Indonesia Government International Bond 5.45% 9/20/52		200,000	184,140
			184,140
Ivory Coast — 0.01%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	166,470
			166,470
Japan — 2.45%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	547,700,000	2,713,035
Japan Treasury Discount Bills
6.164% 11/27/23 ≠	JPY	977,000,000	6,539,803
11.914% 10/30/23 ≠	JPY	8,340,000,000	55,817,750
			65,070,588
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	193,738
			193,738
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	211,101
			211,101
Kenya — 0.01%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		200,000	155,994
			155,994
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		582,000	48,126
			48,126
40

	Principal
	amount°		Value (US $)
Sovereign Bonds Δ(continued)
Mexico — 0.01%
Mexico Government International Bond 6.338% 5/4/53		200,000	$182,513
			182,513
Morocco — 0.01%
Morocco Government International Bond 144A 2.375% 12/15/27 #		300,000	258,594
			258,594
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33		320,000	237,477
144A 7.875% 2/16/32 #		337,000	266,206
			503,683
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	316,296
			316,296
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		200,000	94,000
			94,000
Panama — 0.01%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	166,800
			166,800
Paraguay — 0.01%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		403,000	319,024
			319,024
Peru — 0.01%
Peruvian Government International Bonds
2.844% 6/20/30		312,000	263,042
5.625% 11/18/50		35,000	32,471
			295,513
Poland — 0.01%
Bank Gospodarstwa Krajowego Bond 144A 5.375% 5/22/33 #		370,000	349,817
			349,817
Qatar — 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		411,000	336,307
			336,307
Republic of Korea — 0.02%
Export-Import Bank of Korea 5.125% 1/11/33		200,000	196,169
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		260,000	254,900
			451,069
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	149,476
			149,476
Romania — 0.06%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,444,453
144A 2.625% 12/2/40 #	EUR	123,000	76,809
144A 3.375% 1/28/50 #	EUR	109,000	68,486
			1,589,748
Saudi Arabia — 0.02%
Saudi Government International Bond 4.50% 10/26/46		690,000	545,751
			545,751
Serbia — 0.01%
Serbia International Bonds 144A 1.00% 9/23/28 #	EUR	200,000	164,978
41

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°		Value (US $)
Sovereign Bonds Δ(continued)
Serbia (continued)
Serbia International Bonds 144A 3.125% 5/15/27 #	EUR	100,000	$95,750
			260,728
South Africa — 0.12%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	2,750,000
5.65% 9/27/47		200,000	133,571
5.875% 6/22/30		268,000	237,703
			3,121,274
Sri Lanka — 0.00%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		253,000	118,161
			118,161
Turkey — 0.03%
Turkey Government International Bonds
7.625% 4/26/29		300,000	288,465
9.125% 7/13/30		200,000	201,413
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	327,944
			817,822
Ukraine — 0.01%
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #		575,000	155,983
Ukraine Government International Bond 144A 7.75% 9/1/28 #, •		505,000	147,474
			303,457
United Kingdom — 0.58%
United Kingdom Gilt 4.50% 6/7/28	GBP	12,590,000	15,368,462
			15,368,462
Uzbekistan — 0.01%
Republic of Uzbekistan International Bonds 144A 3.90% 10/19/31 #		200,000	156,375
Republic of Uzbekistan International Bonds 144A 5.375% 2/20/29 #		248,000	222,638
			379,013
Total Sovereign Bonds
(cost $134,056,450)			124,345,959

Supranational Bank — 0.01%
Banque Ouest Africaine de Developpement 144A 2.75% 1/22/33 #	EUR	200,000	150,897
Total Supranational Bank
(cost $240,998)			150,897

US Treasury Obligations — 14.60%
US Treasury Bonds
1.375% 11/15/40		100,000	59,227
1.625% 11/15/50		13,500,000	7,074,580
1.75% 8/15/41		1,800,000	1,121,695
1.875% 2/15/41		52,800,000	34,082,812
1.875% 2/15/51		2,700,000	1,513,951
1.875% 11/15/51		5,100,000	2,844,246
2.00% 2/15/50		16,000,000	9,340,626
2.00% 8/15/51		5,000	2,886
2.25% 8/15/46		14,955,000	9,487,078
2.25% 8/15/49		850,000	529,374
2.25% 2/15/52		2,600,000	1,596,410
2.50% 2/15/45		37,100,000	25,204,089
2.75% 8/15/42		900,000	660,076
2.75% 11/15/42		1,400,000	1,022,520
2.875% 5/15/43		2,200,000	1,630,707
2.875% 8/15/45		16,700,000	12,100,977
3.00% 5/15/47		900,000	660,568
3.00% 8/15/48		3,770,000	2,756,739
3.00% 2/15/49		700,000	511,793
3.125% 5/15/48		1,490,000	1,116,249
3.625% 2/15/53		14,500,000	11,995,351
3.625% 5/15/53		38,985,000	32,287,498
3.875% 2/15/43		24,430,000	21,265,553
4.125% 8/15/53		2,205,000	2,002,071
4.375% 8/15/43		395,000	368,584
US Treasury Floating Rate Notes 5.528% (USBMMY3M + 0.13%) 7/31/25 •		15,965,000	15,952,065
42

	Principal
	amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Floating Rate Notes 5.572% (USBMMY3M + 0.17%) 4/30/25 •	14,060,000	$14,067,074
US Treasury Inflation Indexed Notes 0.625% 7/15/32	14,098,408	12,293,485
US Treasury Notes
0.50% 10/31/27	13,200,000	11,168,696
1.875% 8/31/24 ∞	2,170,000	2,100,670
2.00% 6/30/24 ∞	7,700,000	7,504,463
2.125% 3/31/24 ∞	2,010,000	1,977,150
2.125% 11/30/24 ∞	11,130,000	10,725,450
2.25% 11/15/24 ∞	11,030,000	10,657,522
2.375% 2/29/24 ∞	4,000,000	3,950,236
2.375% 8/15/24 ∞	1,820,000	1,771,944
2.50% 1/31/24 ∞	2,790,000	2,762,908
2.625% 3/31/25	12,700,000	12,223,750
2.875% 11/30/23 ∞	2,500,000	2,489,515
3.375% 5/15/33	44,770,000	40,607,791
3.50% 1/31/30	20,815,000	19,513,249
3.875% 6/30/30	7,895,000	7,494,699
3.875% 7/31/30	3,680,000	3,545,450
3.875% 8/15/33	2,570,000	2,428,650
4.00% 6/30/28	6,755,000	6,575,439
4.125% 8/31/30	2,550,000	2,475,492
4.125% 11/15/32	5,155,000	4,972,561
4.375% 10/31/24	2,645,000	2,615,709
4.50% 9/30/28	5,050,000	5,053,551
US Treasury STRIP Principal 2.774% 5/15/44 ^	5,940,000	2,167,721
Total US Treasury Obligations
(cost $434,907,594)		388,330,900

	Number of
	shares
Common Stock — 0.03%
Industrials — 0.03% Grupo Aeromexico =, †	50,210	720,270
Total Common Stock
(cost $820,682)		720,270

	Notional
	amount*
Options Purchased — 0.22%
Put Swaptions — 0.22%
30 yr IRS pay a fixed rate 2.06% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/25/23 (BAML)	15,500,000	5,865,967
Total Options Purchased
(premium paid $884,316)		5,865,967

	Number of
	shares
Short-Term Investments — 40.01%
Money Market Mutual Funds — 0.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	5,892,440	5,892,440
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	5,892,440	5,892,440
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	5,892,440	5,892,440
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	5,892,440	5,892,440
		23,569,760
43

Schedules of investments

Optimum Fixed Income Fund

	Principal
	amount°	Value (US $)
Repurchase Agreements — 39.13%
US Treasury repurchase agreement with BNP Paribas 5.37%, dated 9/28/23, to be repurchased 10/2/23, repurchase price $130,558,399 (collateralized by US government obligations; 2.875%; market value $133,709,854)	130,500,000	$130,500,000
US Treasury repurchase agreement with Nomura Securities International 5.30%, dated 9/28/23, to be repurchased 10/2/23, repurchase price $389,772,073 (collateralized by US government obligations; 1.625% - 2.00%; market value $398,335,250)	389,600,000	389,600,000
US Treasury repurchase agreement with Nomura Securities International 5.30%, dated 9/29/23, to be repurchased 10/3/23, repurchase price $389,857,387 (collateralized by US government obligations; 1.875% - 3.75%; market value $391,338,261)	389,800,000	389,800,000
US Treasury repurchase agreement with Standard Chartered Bank 5.37%, dated 9/29/23, to be repurchased 10/3/23, repurchase price $130,519,466 (collateralized by US government obligations; 1.125% - 3.875%; market value $131,145,129)	130,500,000	130,500,000
		1,040,400,000
Total Short-Term Investments
(cost $1,063,969,760)		1,063,969,760
Total Value of Securities Before Options Written—139.66%
(cost $3,977,269,488)		3,713,505,244

	Notional
	amount*
Options Written — (0.36%)
Call Swaptions — (0.00%)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/27/23 (GS)	(1,800,000)	(0)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/13/23 (DB)	(3,000,000)	(0)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/13/23 (GS)	(2,600,000)	(0)
44

	Notional
	amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/25/23 (GS)	(1,800,000)	$(0)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/20/23 (GS)	(1,700,000)	(0)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/23/23 (GS)	(1,700,000)	(0)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/23/23 (GS)	(1,700,000)	(0)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/23/23 (GS)	(1,700,000)	(0)
10 yr IRS pay a fixed rate 3.58% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/02/23 (GS)	(3,700,000)	(0)
10 yr IRS pay a fixed rate 3.75% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/10/23 (GS)	(1,600,000)	(45)
10 yr IRS pay a fixed rate 3.83% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/19/23 (MS)	(1,400,000)	(733)
10 yr IRS pay a fixed rate 3.855% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/19/23 (BNP)	(1,400,000)	(899)
10 yr IRS pay a fixed rate 3.95% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/27/23 (JPMCB)	(1,600,000)	(3,683)
10 yr IRS pay a fixed rate 4.00% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/30/23 (JPMCB)	(4,000,000)	(13,839)
		(19,199)
Put Swaptions — (0.36%)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/27/23 (GS)	(1,800,000)	(44,298)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/13/23 (DB)	(3,000,000)	(72,171)
45

Schedules of investments

Optimum Fixed Income Fund

	Notional
	amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/13/23 (GS)	(2,600,000)	$(62,548)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/25/23 (GS)	(1,800,000)	(42,225)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/20/23 (GS)	(1,700,000)	(39,136)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/23/23 (GS)	(1,700,000)	(37,112)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/23/23 (GS)	(1,700,000)	(36,297)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/23/23 (GS)	(1,700,000)	(35,725)
5 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/25/23 (BAML)	(77,500,000)	(9,029,796)
10 yr IRS pay a fixed rate 4.03% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/02/23 (GS)	(3,700,000)	(70,914)
10 yr IRS pay a fixed rate 4.15% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/10/23 (GS)	(1,600,000)	(19,239)
10 yr IRS pay a fixed rate 4.23% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/19/23 (MS)	(1,400,000)	(13,935)
10 yr IRS pay a fixed rate 4.255% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/19/23 (BNP)	(1,400,000)	(12,485)
10 yr IRS pay a fixed rate 4.45% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/27/23 (JPMCB)	(1,600,000)	(7,382)
10 yr IRS pay a fixed rate 4.45% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 10/30/23 (JPMCB)	(4,000,000)	(20,349)
		(9,543,612)
Total Options Written
(premium received $1,200,675)		(9,562,811)
46

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
∞	Fully	or partially pledged as collateral for futures and swap contracts.
≠	The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2023.
‡	Non-income producing security. Security is currently in default.
†	Non-income producing security.
y	Perpetual security. Maturity date represents next call date.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $427,227,809, which represents 16.07% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2023:1

Forward Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	1,784,970	USD	(1,156,425)	10/3/23	$—	$(8,618)
BAML	CAD	(1,458,651)	USD	1,071,631	10/3/23	—	(2,350)
BAML	EUR	643,000	USD	(690,223)	10/3/23	—	(10,301)
BAML	GBP	821,000	USD	(1,020,404)	10/3/23	—	(18,679)
BAML	INR	8,400,847	USD	(100,924)	12/20/23	—	(249)
BNP	AUD	4,144,224	USD	(2,688,454)	11/2/23	—	(20,590)
BNP	CAD	(1,456,178)	USD	1,084,902	11/2/23	12,283	—
BNP	EUR	(1,361,000)	USD	1,452,585	10/3/23	13,435	—
BNP	EUR	(91,189,000)	USD	96,751,438	11/2/23	201,663	—
BNP	GBP	(821,000)	USD	1,041,417	10/3/23	39,692	—
BNP	GBP	(10,275,000)	USD	12,499,383	11/2/23	—	(39,787)
BNP	JPY	1,928,025,672	USD	(13,263,661)	10/3/23	—	(353,781)
BNP	JPY	(8,340,000,000)	USD	60,518,983	10/30/23	4,398,621	—
CITI	BRL	42,179,609	USD	(8,650,808)	11/3/23	—	(300,945)
CITI	GBP	(258,000)	USD	316,309	11/2/23	1,457	—
CITI	JPY	(977,000,000)	USD	6,781,886	11/27/23	180,059	—
CITI	KRW	(125,473,687)	USD	95,088	12/20/23	1,907	—
CITI	MXN	(854,000)	USD	49,317	12/14/23	952	—
DB	AUD	2,382,793	USD	(1,548,882)	10/3/23	—	(16,652)
DB	JPY	(1,182,178,320)	USD	7,951,159	10/3/23	35,403	—
DB	JPY	1,176,571,957	USD	(7,951,159)	11/2/23	—	(30,396)
47

Schedules of investments

Optimum Fixed Income Fund

Forward Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
JPMCB	BRL	(141,100,000)	USD	28,195,847	1/3/24	$454,260	$—
JPMCB	EUR	718,000	USD	(756,917)	10/3/23	2,311	—
JPMCB	EUR	(902,000)	USD	952,065	11/2/23	—	(2,961)
JPMCB	EUR	(4,728,330)	USD	5,144,849	11/17/23	135,189	—
JPMCB	EUR	(866,000)	USD	926,081	12/1/23	7,923	—
JPMCB	GBP	(12,800,000)	USD	15,747,328	11/17/23	125,598	—
JPMCB	INR	16,777,809	USD	(201,180)	12/20/23	—	(117)
JPMCB	JPY	744,830,921	USD	(5,015,449)	11/2/23	—	(1,196)
JPMCB	JPY	(408,700,000)	USD	2,793,109	11/17/23	35,549	—
JPMCB	PLN	(21,041,000)	USD	4,809,041	1/22/24	14,339	—
Total Forward Foreign Currency Exchange Contracts						$5,660,641	$(806,622)

Futures Contracts Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(167)	Euro-Bobl	$(20,436,907)	$(20,675,989)	12/7/23	$239,082	$—	$(149,782)
(140)	Euro-Bund	(19,040,650)	(19,496,373)	12/7/23	455,723	—	(228,905)
(49)	Euro-Schatz	(5,439,033)	(5,459,314)	12/7/23	20,281	—	(10,597)
(29)	Long 10 yr Gilt	(3,331,654)	(3,315,919)	12/27/23	—	(15,735)	(45,285)
732	US Treasury 2 yr Notes	148,384,406	148,793,029	12/29/23	—	(408,623)	74,344
(69)	US Treasury 2 yr Notes	(13,987,054)	(14,029,968)	12/29/23	42,914	—	(7,008)
3,198	US Treasury 5 yr Notes	336,939,282	340,009,848	12/29/23	—	(3,070,566)	477,027
363	US Treasury 10 yr Notes	39,226,688	39,953,603	12/19/23	—	(726,915)	120,844
(921)	US Treasury 10 yr Notes	(99,525,563)	(101,258,503)	12/19/23	1,732,940	—	(226,308)
66	US Treasury 10 yr Ultra Notes	7,363,125	7,662,032	12/19/23	—	(298,907)	15,468
(145)	US Treasury 10 yr Ultra Notes	(16,176,563)	(16,680,041)	12/19/23	503,478	—	(33,984)
455	US Treasury Long Bonds	51,770,469	54,590,542	12/19/23	—	(2,820,073)	127,969
(2)	US Treasury Long Bonds	(227,563)	(240,089)	12/19/23	12,526	—	(563)
134	US Treasury Ultra Bonds	15,904,125	17,078,702	12/19/23	—	(1,174,577)	50,250
Total Futures Contracts			$426,931,560		$3,006,944	$(8,515,396)	$163,470
48

Swap Contracts

CDS Contracts2

Counterparty/					Upfront
Reference Obligation/					Payments			Variation Margin
Termination Date/ Payment Frequency	Notional Amount[3]		Annual Protection Payments	Value	Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody’s Ratings:
AT&T 2.45%
5/15/18 Baa2 6/20/24-Quarterly		1,800,000	1.000%	$5,654	$7,427	$—	$(1,773)	$(37,661)
Boeing 2.60%
10/20/25 Baa3 12/20/26-Quarterly		4,100,000	1.000%	44,519	(14,811)	59,330	—	(80,364)
Boeing 2.60%
10/30/25 Baa2 6/26/26-Quarterly		700,000	1.000%	7,158	(2,816)	9,974	—	(24,230)
British Telecom 2.70%
10/9/22 Baa1 12/20/28-Quarterly	EUR	1,600,000	1.000%	(1,713)	(61,193)	59,480	—	3,534
British Telecom 5.75%
12/7/28 Baa2 12/20/24-Quarterly	EUR	2,800,000	1.000%	25,633	27,600	—	(1,967)	33,065
CDX.ITRX.EUR.39[5] 12/20/28-Quarterly	EUR	100,000	1.000%	1,031	1,278	—	(247)	7,722
CDX.NA.IG.35[6] 12/20/25-Quarterly		400,000	1.000%	5,014	4,690	324	—	(415,442)
CDX.NA.IG.36[6] 6/20/26-Quarterly		1,900,000	1.000%	25,153	25,672	—	(519)	(427,735)
CDX.NA.IG.37[6] 12/20/26-Quarterly		300,000	1.000%	3,995	4,281	—	(286)	41,929
General Electric 2.70%
10/9/22 Baa1 12/20/26-Quarterly		1,200,000	1.000%	19,439	8,371	11,068	—	(29,268)
General Electric 2.70%
10/9/22 Baa1 6/20/26-Quarterly		600,000	1.000%	8,954	3,156	5,798	—	(15,817)
General Motors 5.70%
10/9/22 Baa1 12/20/26-Quarterly		240,000	5.000%	26,767	29,161	—	(2,394)	(49,013)
General Motors 5.70%
10/9/22 Baa1 6/20/28-Quarterly		275,000	5.000%	36,655	30,262	6,393	—	(74,903)
Tesco 1.00%
6/25/19 Baa3 6/20/28-Quarterly	EUR	2,700,000	1.000%	21,309	571	20,738	—	(71,807)
				229,568	63,649	173,105	(7,186)	(1,139,990)
49

Schedules of investments

Optimum Fixed Income Fund

Counterparty/					Upfront
Reference Obligation/					Payments			Variation Margin
Termination Date/ Payment Frequency	Notional Amount[3]		Annual Protection Payments	Value	Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly		2,085,000	1.000%	$(17,435)	$8,497	$—	$(25,932)	$—
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/28-Quarterly		1,275,000	1.000%	7,733	5,056	2,677	—	—
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly		2,570,000	1.000%	(4,813)	44,222	—	(49,035)	—
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28-Quarterly 401,000			1.000%	25,774	23,180	2,594	—	—
Protection Sold/Moody’s Ratings:
DB CMBX.NA.AAA[7] 10/17/57-Monthly		14,200,000	0.500%	(14,076)	(783,606)	769,530	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR	1,100,000	5.000%	140,950	170,063	—	(29,113)	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR	1,100,000	5.000%	140,950	168,740	—	(27,790)	—
JPMCB Republic of South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly		700,000	1.000%	512	(1,482)	1,994	—	—
				279,595	(365,330)	776,795	(131,870)	—
Total CDS Contracts				$509,163	$(301,681)	$949,900	$(139,056)	$(1,139,990)

IRS Contracts[8] Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]		Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[9] 4/28/24-
(At Maturity/ Quarterly)	EUR	4,200,000	(2.25)%/ 3.952%	$(45,768)	$—	$—	$(45,768)	$76,868
1 yr IRS[9] 5/3/24-
(At Maturity/ Quarterly)	EUR	4,300,000	(2.25)%/ 3.952%	(47,607)	—	—	(47,607)	65,173
1 yr IRS[10] 10/1/23-
(At Maturity/ Quarterly)		8,600,000	(1.80)%/ 5.657%	(2,656)	—	—	(2,656)	141,114

50

IRS Contracts[8]
Reference
Obligation/			Fixed/
Termination Date/			Floating
Payment			Interest		Upfront
Frequency			Rate		Payments			Variation Margin
(Fixed Rate/			Paid		Paid	Unrealized	Unrealized	Due from
Floating Rate)	Notional Amount[2]		(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Centrally Cleared (continued):
1 yr IRS[11] 11/4/23-
(At Maturity/ Quarterly)		156,100,000	(1.27)%/ 5.31%	$(674,081)	$—	$—	$(674,081)	$120,227
3 yr IRS[12] 1/2/25-
(At Maturity/ At Maturity)	BRL	37,000,000	11.734%/ (12.65)%	(63,463)	—	—	(63,463)	272,814
3 yr IRS[12] 1/2/25-
(At Maturity/ At Maturity)	BRL	36,000,000	11.835%/ (12.65)%	(44,417)	—	—	(44,417)	242,790
3 yr IRS[12] 1/2/25-
(At Maturity/ At Maturity)	BRL	37,000,000	11.80%/ (12.65)%	(51,826)	—	—	(51,826)	256,112
3 yr IRS[10] 2/18/26-
(Semiannually/ Quarterly)		42,100,000	(0.64)%/ 5.657%	(4,221,267)	(291,155)	—	(3,930,112)	3,915,835
5 yr IRS[12] 1/4/27-
(At Maturity/ At Maturity)	BRL	6,600,000	10.12%/ (12.65)%	(100,471)	—	—	(100,471)	248,262
5 yr IRS[13] 12/20/33-
(Semiannually/ Semiannually)	AUD	30,400,000	(4.75)%/ 4.405%	(260,656)	(125,126)	—	(135,530)	186,825
5 yr IRS[14] 3/20/29-
(Annually/ Annually)	GBP	26,600,000	5.00%/ (5.187)%	(747,621)	(691,188)	—	(56,433)	797,139
5 yr IRS[14] 9/16/25-
(Annually/ Annually)	GBP	5,700,000	0.50%/ (5.187)%	592,123	(25,896)	618,019	—	(1,564,969)
5 yr IRS[11] 9/19/28-
(Annually/ Annually)		24,000,000	(1.70)%/ 5.31%	(2,840,919)	(2,647,137)	—	(193,782)	2,896,149
5 yr IRS[12] 1/4/27-
(At Maturity/At Maturity)	BRL	43,000,000	11.115%/ (12.65)%	(203,976)	(186,755)	—	(17,221)	743,057
5 yr IRS[15] 4/11/27-
(Annually/ Semiannually)	EUR	1,900,000	(0.70)%/ 4.125%	(184,482)	—	—	(184,482)	417,158
5 yr IRS[15] 4/12/27-
(Annually/ Semiannually)	EUR	3,800,000	(0.65)%/ 4.125%	(375,433)	—	—	(375,433)	851,224
5 yr IRS[15] 5/13/27-
(Annually/ Semiannually)	EUR	4,100,000	(1.00)%/ 4.125%	(360,699)	—	—	(360,699)	817,829
5 yr IRS[15] 5/18/27-
(Annually/ Semiannually)	EUR	2,000,000	(1.00)%/ 4.125%	(176,334)	—	—	(176,334)	559,564
51

Schedules of investments

Optimum Fixed Income Fund

IRS Contracts[8]
Reference
Obligation/			Fixed/
Termination Date/			Floating
Payment			Interest		Upfront
Frequency			Rate		Payments			Variation Margin
(Fixed Rate/			Paid		Paid	Unrealized	Unrealized	Due from
Floating Rate)	Notional Amount[2]		(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Centrally Cleared (continued):
6 yr IRS[12] 1/4/27-
(At Maturity/ At Maturity)	BRL	67,700,000	10.995%/ (12.65)%	$87,793	$—	$87,793	$—	$1,057,457
6 yr IRS[12] 1/4/27-
(At Maturity/ At Maturity)	BRL	32,100,000	11.065%/ (12.65)%	(158,479)	—	—	(158,479)	688,217
6 yr IRS[12] 1/4/27-
(At Maturity/ At Maturity)	BRL	32,400,000	11.098%/ (12.65)%	(159,567)	—	—	(159,567)	852,840
8 yr IRS[10] 10/1/31-
(Semiannually/ Quarterly)		8,600,000	(1.80)%/ 5.657%	(1,585,204)	122,312	—	(1,707,516)	3,260,424
10 yr IRS[14] 3/20/34-
(Annually/ Annually)	GBP	28,900,000	(4.50)%/ 5.187%	583,915	769,764	—	(185,849)	(461,120)
10 yr IRS[11] 8/23/33-
(Annually/ Annually)		6,800,000	(3.76)%/ 5.31%	(277,736)	—	—	(277,736)	783,442
10 yr IRS[11] 8/30/33-
(Annually/ Annually)		4,900,000	(3.80)%/ 5.31%	(184,654)	—	—	(184,654)	384,679
10 yr IRS[15] 3/20/34-
(Annually/ Semiannually)	EUR	14,650,000	(3.00)%/ 4.125%	(451,438)	(170,803)	—	(280,635)	416,746
10 yr IRS[11] 9/13/33-
(Annually/ Annually)		6,600,000	(3.95)%/ 5.31%	(169,728)	—	—	(169,728)	214,851
10 yr IRS[11] 9/27/33-
(Annually/ Annually)		8,900,000	(4.165)%/ 5.31%	(75,056)	—	—	(75,056)	128,824
10 yr IRS[11] 6/21/33-
(Annually/ Annually)		34,500,000	3.00%/ (5.31)%	3,459,018	1,475,235	1,983,783	—	(3,867,866)
10 yr IRS[11] 7/15/32-
(Annually/ Annually)		15,120,000	(1.857)%/ 5.31%	(2,653,036)	—	—	(2,653,036)	1,315,767
52

IRS Contracts[8]
Reference
Obligation/		Fixed/
Termination Date/		Floating
Payment		Interest		Upfront
Frequency		Rate		Payments			Variation Margin
(Fixed Rate/		Paid		Paid	Unrealized	Unrealized	Due from
Floating Rate)	Notional Amount[2]	(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[11] 8/3/33-
(Annually/ Annually)	2,500,000	(3.73)%/ 5.31%	$(107,769)	$—	$—	$(107,769)	$226,120
30 yr IRS[11] 9/19/53-
(Annually/ Annually)	4,800,000	1.842%/ (5.31)%	1,780,693	1,579,278	201,415	—	(1,992,797)
30 yr IRS[11] 12/21/52-
(Annually/ Annually)	17,000,000	1.75%/ (5.31)%	6,530,019	3,396,750	3,133,269	—	(9,277,510)
Total IRS Contracts			$(3,190,782)	$3,205,279	$6,024,279	$(12,420,340)	$4,773,245

The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(595,792).
[5]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[6]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[7]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[8]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[9]	Rates resets based on EUR003M.
[10]	Rates resets based on SOFR03M.
[11]	Rates resets based on SOFR.
[12]	Rate resets based on Brazil CETIP Interbank Deposit.
[13]	Rate resets based on BBSW6M.
[14]	Rate resets based on SONIA.
53

Schedules of investments

Optimum Fixed Income Fund

[15]	Rate resets based on EUR006M.

Summary of abbreviations:

12MTA – 12 Month Treasury Average

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

BAML – Bank of America Merrill Lynch

BBSW6M – ASX Australian Bank Bill Short Term Rate 6 Month

BNP – BNP Paribas

BP0003M – 3 Month Sterling LIBOR Interest Rate

CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe

CDX.NA.IG – Credit Default Swap Index North America Investment Grade

CITI – Citigroup

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgage-Backed Index North America

DAC – Designated Activity Company

DB – Deutsche Bank

EUR003M – EURIBOR EUR 3 Month

EUR006M – EURIBOR EUR 6 Month

EURIBOR – Euro interbank offered rate

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IBOR – Interbank Offered Rate

ICE – Intercontinental Exchange, Inc.

IRS – Interest Rate Swap

JPM – JPMorgan

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

MASTR – Mortgage Asset Securitization Transactions, Inc.

MS – Morgan Stanley

PJSC – Private Joint Stock Company

REMIC – Real Estate Mortgage Investment Conduit

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SOFR06M – Secured Overnight Financing Rate 6 Month

SONIA – Sterling Overnight Indexed Average

STRIP – Separate Trading of Registered Interest and Principal

TBA – To be announced

TSFR01M – 1 Month Term Secured Overnight Financing Rate

TSFR03M – 3 Month Term Secured Overnight Financing Rate

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

yr – Year

Summary of currencies:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

DKK – Danish Krone

EUR – European Monetary Unit

GBP – British Pound Sterling

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

PLN – Polish Zloty

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

54

Optimum International Fund	September 30, 2023 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.19%Δ
Australia - 3.90%
Accent Group	89,033	$112,198
Ampol	22,584	490,789
Aristocrat Leisure	226,494	5,948,753
Base Resources	470,327	51,407
BlueScope Steel	264,082	3,300,747
Brambles	321,907	2,963,812
Cochlear	6,072	996,767
CSR	23,001	83,555
EBOS Group	47	963
Electro Optic Systems Holdings †	36,275	22,857
Enero Group	23,974	24,663
Iluka Resources	40,247	198,734
New Hope	93,737	382,703
Nufarm	209,710	640,457
OceanaGold	72,100	141,201
Orica	56,364	564,970
Orora	42,589	75,302
Pro Medicus	689	36,941
Qantas Airways †	79,977	266,362
REA Group	2,793	277,122
Rio Tinto	116,689	7,366,340
Rio Tinto ADR	32,336	2,057,863
South32	802,163	1,748,395
Wagners Holding †	20,675	12,828
Washington H Soul Pattinson & Co.	18,648	390,745
Whitehaven Coal	600,510	2,745,156
		30,901,630
Austria - 0.14%
ANDRITZ	3,352	169,469
OMV	18,404	881,820
Raiffeisen Bank International †	877	12,805
Zumtobel Group	3,911	24,851
		1,088,945
Brazil - 2.33%
Gerdau ADR	353,162	1,684,583
MercadoLibre †	13,238	16,784,195
		18,468,778
Canada - 3.86%
AbCellera Biologics †	119,399	549,235
ADENTRA	1,925	43,482
Atco Class I	7,959	201,575
Bird Construction	33,900	256,824
Calfrac Well Services †	8,609	35,748
Calibre Mining †	158,155	151,372
Canfor †	6,200	77,006
Cascades	33,300	300,822
Celestica †	54,897	1,343,476
CES Energy Solutions	22,773	64,551
Constellation Software	2,870	5,925,037
Crew Energy †	70,025	300,568
DRI Healthcare Trust	5,500	43,287
Dundee Precious Metals	17,136	105,976
Ensign Energy Services †	15,700	37,682
Finning International	66,700	1,967,239
Hammond Power Solutions	1,223	45,976
iA Financial	22,000	1,380,011
Leon's Furniture	2,300	31,192
Linamar	1,191	57,373
Lumine Group †	165,429	2,450,529
Major Drilling Group International †	23,788	144,838
Martinrea International	25,979	239,277
MEG Energy †	193,100	3,757,506
Mullen Group	7,400	73,115
Neo Performance Materials	2,852	16,861
North American Construction Group	7,641	165,963
PHX Energy Services	10,600	60,482
Pizza Pizza Royalty	15,000	152,623
Precision Drilling †	11,208	750,996
Russel Metals	2,600	72,779
Shopify Class A †	59,903	3,268,907
Stella-Jones	11,652	560,360
TFI International	15,300	1,964,979
TMX Group	157,140	3,377,078
Torex Gold Resources †	10,373	107,911
Total Energy Services	7,700	53,062
Transat AT †	8,134	23,475
Victoria Gold †	55,900	240,350
Wajax	1,700	35,220
Western Forest Products	28,516	17,216
Winpak	3,300	93,855
		30,545,814
China/Hong Kong - 11.98%
37 Interactive Entertainment Network Technology Group Class A	751,700	2,246,875
Agricultural Bank of China Class H	7,090,000	2,643,715
AIA Group	1,213,600	9,895,142
Alibaba Group Holding †	282,700	3,090,190
Anhui Hengyuan Coal Industry and Electricity Power Class A	769,900	982,396
Anker Innovations Technology Class A	21,900	281,214
Asia Cement China Holdings	189,795	63,742
Autohome ADR	23,626	717,049
55

Schedules of investments

Optimum International Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Baidu Class A †	77,500	$1,320,210
Bank of Communications Class H	552,000	334,120
Baoxiniao Holding Class A	471,700	428,359
Build King Holdings	73,424	10,970
BYD Electronic International	119,000	542,501
Canny Elevator Class A	331,000	397,870
Changjiang Publishing & Media Class A	462,500	485,872
Chengdu Kanghong Pharmaceutical Group Class A	183,500	399,746
China CITIC Bank Class H	3,382,000	1,572,029
China Construction Bank Class H	13,324,000	7,520,426
China Display Optoelectronics Technology Holdings †	311,330	8,746
China Minsheng Banking Class H	2,913,500	997,092
China Pacific Insurance Group Class H	685,400	1,715,480
Chinese Universe Publishing and Media Group Class A	575,900	987,949
Chongqing Baiya Sanitary Products Class A	96,600	195,077
Consun Pharmaceutical Group	44,000	28,599
Dah Sing Financial Holdings	30,000	63,441
Era Class A	241,600	182,127
Focus Technology Class A	34,900	154,813
Futu Holdings ADR †	8,796	508,497
Ganyuan Foods Class A	32,000	308,747
G-bits Network Technology Xiamen Class A	26,800	1,341,532
Hisense Visual Technology Class A	119,100	367,234
HLA Group Class A	681,600	718,704
Hong Kong Exchanges & Clearing	67,300	2,514,635
Jiangsu Changbao Steeltube Class A	566,100	514,414
Jiangsu Financial Leasing Class A	386,400	246,535
Jiutian Chemical Group	1,258,400	29,458
JOYY ADR	17,282	658,617
Kingnet Network Class A	475,187	819,731
Lansen Pharmaceutical Holdings †	23,726	5,090
Lenovo Group	1,622,000	1,671,514
Longyan Zhuoyue New Energy Class A	16,916	114,067
Meituan Class B †	163,790	2,396,942
MINISO Group Holding ADR	58,322	1,510,540
Natural Food International Holding †	344,000	19,987
NetEase	79,100	1,611,101
New China Life Insurance Class H	670,500	1,616,540
Offshore Oil Engineering Class A	590,961	524,808
Opple Lighting Class A	216,899	624,092
Orient Overseas International	45,491	607,054
Pacific Basin Shipping	57,232	16,517
PAX Global Technology	104,968	74,125
Perfect World Class A	705,700	1,279,057
PetroChina Class H	8,868,000	6,681,335
Ping An Insurance Group Co. of China Class H	517,000	2,961,001
Prosus †	98,696	2,913,350
Shanghai Construction Group Class A	609,300	229,793
Shenzhen Transsion Holdings Class A	52,991	1,061,379
Silergy	211,000	2,000,034
Sinopec Engineering Group Class H	34,001	15,327
SITC International Holdings	494,000	830,173
Sumec Class A	139,000	141,778
Suzhou Gold Mantis Construction Decoration Class A	206,200	128,373
Ten Pao Group Holdings	28,685	3,736
Tencent Holdings	129,200	5,051,883
Tencent Music Entertainment Group ADR †	501,360	3,198,677
Tian Di Science & Technology Class A	416,400	309,950
Trip.com Group ADR †	76,248	2,666,393
United Laboratories International Holdings	222,000	224,808
Universal Scientific Industrial Shanghai Class A	300,700	601,946
Vipshop Holdings ADR †	153,207	2,452,844
Weibo ADR	15,910	199,511
Wuxi Biologics Cayman †	388,500	2,264,735
Xiamen Comfort Science & Technology Group Class A	297,700	315,876
Xiangpiaopiao Food Class A	96,700	216,726
Yangzijiang Shipbuilding Holdings	510,800	620,284
Yue Yuen Industrial Holdings	21,000	24,135
Yutong Bus Class A	328,400	596,865
Zhejiang Meorient Commerce & Exhibition Class A †	24,500	115,589
Zhejiang Semir Garment Class A	1,225,578	1,034,713
ZTE Class H	223,600	675,287
		94,901,789
56

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Denmark - 6.07%
Ambu Class B †	120,695	$1,263,675
AP Moller - Maersk Class B	3,750	6,769,663
Chr Hansen Holding	37,316	2,287,271
Demant †	126,528	5,248,048
DSV	68,523	12,812,032
Genmab †	2,272	807,742
Novo Nordisk Class B	142,462	13,003,321
Novozymes Class B	94,631	3,819,071
Pandora	19,860	2,059,633
		48,070,456
Egypt - 0.00%
ElSewedy Electric	13,000	9,899
		9,899
Finland - 0.62%
Cargotec Class B	2,701	113,254
Kone Class B	101,752	4,294,486
Orion Class A	1,418	55,695
Vaisala Class A	805	28,256
Wartsila	34,801	395,712
		4,887,403
France - 5.04%
Alten	405	53,352
Aubay	452	18,518
Boiron	604	34,292
Christian Dior	48	35,371
Cie de Saint-Gobain	9,820	590,539
Criteo ADR †	714	20,849
Danone	107,533	5,941,401
Dassault Aviation	4,595	866,679
Dassault Systemes	154,739	5,774,185
Edenred	121,711	7,628,088
Eurazeo	709	42,314
Hermes International	3,680	6,730,098
Ipsen	7,085	930,335
Kering	10,359	4,730,192
La Francaise des Jeux	8,112	264,153
Nexans	24,056	1,959,629
Rexel	46,259	1,041,726
Sartorius Stedim Biotech	11,836	2,828,076
TFF Group	734	33,136
Thales	2,646	372,345
		39,895,278
Germany - 6.65%
BioNTech ADR †	22,746	2,471,125
Daimler Truck Holding	39,880	1,383,794
Deutsche Boerse	51,698	8,947,467
Deutsche Lufthansa †	149,063	1,182,922
E.ON	61,839	732,248
Heidelberg Materials	65,869	5,119,933
HOCHTIEF	1,038	105,079
Knorr-Bremse	23,785	1,513,328
Rational	8,239	5,226,410
SAP	122,890	15,957,444
Scout24	128,145	8,895,702
thyssenkrupp	138,488	1,058,005
Traton	3,233	68,123
Trivago ADR †	15,245	16,007
Westwing Group †	2	19
		52,677,606
Greece - 0.06%
Aegean Airlines †	2,287	25,388
National Bank of Greece †	69,547	392,643
Thrace Plastics Holding and Co.	12,866	54,002
		472,033
Hong Kong - 0.01%
GigaCloud Technology Class A †	2,580	22,730
Perennial Energy Holdings	226,875	26,364
		49,094
Hungary - 0.33%
MOL Hungarian Oil & Gas	157,107	1,191,801
OTP Bank	38,678	1,396,681
		2,588,482
India - 2.76%
Acevector Limited =, †, p	225,780	79,092
Acevector Limited Series G =, †, p	74,730	26,178
AurionPro Solutions	13,221	196,991
CMS Info Systems	16,947	71,448
Coal India	60,078	213,569
Deccan Cements	1,689	10,988
EIH Associated Hotels	4,503	25,145
Gujarat Industries Power	34,719	58,178
HCL Technologies	17,806	264,770
HDFC Bank	416,110	7,648,111
Hindustan Aeronautics	28,494	661,607
ICICI Lombard General Insurance	217,839	3,435,293
Indian Oil	2,178,632	2,386,122
ITD Cementation India	71,924	187,343
Kirloskar Industries	1,576	61,769
Mazagon Dock Shipbuilders	43,380	1,145,186
NCL Industries	11,382	31,772
Oil & Natural Gas	133,431	308,265
Power Finance	124,161	376,635
Power Mech Projects	2,546	128,710
Ramkrishna Forgings	17,952	139,167
Reliance Industries	132,776	3,749,458
57

Schedules of investments

Optimum International Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Rupa & Co.	325	$1,018
Savita Oil Technologies	14,850	58,396
Ugar Sugar Works	42,144	55,293
Welspun Enterprises	23,788	81,326
WNS Holdings ADR †	4,580	313,547
Wonderla Holidays	13,722	119,578
Zydus Lifesciences	3,525	26,106
		21,861,061
Indonesia - 0.84%
ABM Investama	525,200	133,891
Adaro Energy Indonesia	12,846,998	2,369,068
Akasha Wira International †	37,900	26,055
Astra International	2,472,600	995,919
Asuransi Tugu Pratama Indonesia	107,400	8,478
Bank OCBC Nisp	430,693	30,376
Blue Bird	479,300	65,127
Bukit Asam	2,408,900	436,423
Bumitama Agri	97,300	40,571
Golden Agri-Resources	174,300	33,789
Gudang Garam	54,900	87,385
Hanjaya Mandala Sampoerna	948,500	53,087
Indo Tambangraya Megah	77,319	144,958
Indo-Rama Synthetics	33,300	7,778
Jaya Konstruksi Manggala Pratama	13,589,400	116,945
Panin Financial †	10,077,600	190,402
Perusahaan Gas Negara	2,926,720	260,384
Samudera Indonesia	42,480	973
United Tractors	912,300	1,667,582
		6,669,191
Ireland - 3.64%
CRH	187,566	10,394,334
Kingspan Group	105,168	7,889,962
Ryanair Holdings ADR †	108,517	10,548,938
		28,833,234
Israel - 1.61%
Check Point Software Technologies †	48,866	6,512,860
Cognyte Software †	18,747	90,173
FIBI Holdings	1,503	68,170
Isracard	0	0
Ituran Location and Control	1,671	49,963
Nice ADR †	8,544	1,452,480
Wix.com †	50,305	4,617,999
		12,791,645
Italy - 1.33%
A2A	141,603	252,411
Assicurazioni Generali	54,849	1,122,959
Banca IFIS	6,609	114,383
Banca Mediolanum	37,213	318,761
Buzzi	2,986	81,828
Eni	57,500	927,441
FinecoBank Banca Fineco	359,659	4,378,573
Hera	87,461	239,492
Leonardo	33,857	488,964
Recordati Industria Chimica e Farmaceutica	5,628	266,033
Technoprobe †	297,335	2,341,963
		10,532,808
Japan - 11.26%
A&A Material	1,800	13,671
A&D HOLON Holdings	4,800	54,668
Achilles	3,900	37,606
Advanced Media	6,500	63,112
AGS	3,000	14,233
Akatsuki	2,700	38,682
Alfresa Holdings	11,500	188,922
AlphaPolis †	1,500	25,816
Alps Logistics	3,100	33,502
Amano	3,000	65,886
Amiyaki Tei	1,200	30,112
Anest Iwata	7,200	57,623
Anritsu	6,600	47,146
ASAHI YUKIZAI	4,000	98,903
Avant Group	2,000	17,425
Avex	4,800	46,349
Axell	1,200	15,048
Axial Retailing	1,000	25,060
Bewith	2,500	40,217
BIPROGY	3,800	94,949
BML	10,600	198,324
Brother Industries	30,200	486,728
Business Brain Showa-Ota	1,800	26,041
Business Engineering	1,100	24,180
Capcom	23,900	861,225
Carlit Holdings	5,000	31,953
Central Glass	3,600	71,427
Central Security Patrols	1,300	27,185
COLOPL †	5,200	20,530
Computer Engineering & Consulting	4,100	43,815
Cosel	6,400	53,319
CTI Engineering	2,000	60,158
Dai Nippon Toryo	4,200	27,262
Dai-Dan	3,400	33,786
Daihatsu Diesel Manufacturing	6,500	38,276
58

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Dainichiseika Color & Chemicals Manufacturing	2,100	$31,927
Daitron	2,300	46,480
Daiwa Industries	4,700	43,496
Densan System Holdings	1,500	28,868
Denso	421,200	6,767,273
Digital Arts	1,000	30,949
Disco	4,700	867,412
DMG Mori	21,100	359,056
Doshisha	6,100	91,027
Eizo	4,800	162,848
Elecom	27,700	323,080
Elematec	5,000	61,898
en Japan	24,100	375,434
ERI Holdings	1,700	22,558
Fabrica Communications	2,500	36,670
FANUC	183,800	4,788,098
FCC	3,100	39,020
Forum Engineering	3,700	32,558
Fudo Tetra	3,700	49,692
Fuji Kosan	2,700	32,377
Fuji Seal International	5,400	64,392
Fujimori Kogyo	1,300	32,317
Fujitsu	2,461	289,839
Fukushima Galilei	1,100	35,737
Fukuyama Transporting	1,400	36,817
Furyu	9,000	93,047
Fuso Pharmaceutical Industries	600	7,914
Gakujo	2,600	35,023
Glory	4,600	91,791
H.U. Group Holdings	7,600	129,176
Hamakyorex	1,400	38,035
Hanwa	3,300	104,781
Heiwa	8,100	116,264
Hikari Tsushin	1,500	228,603
Hisamitsu Pharmaceutical	4,900	178,602
Hitachi Zosen	12,200	68,494
Hito Communications Holdings	2,900	27,731
Honda Motor	30,300	341,037
H-One	4,900	28,690
Horiba	9,800	530,790
Hosokawa Micron	1,900	52,128
Ichiken	3,100	43,293
Ichikoh Industries	9,200	34,845
Ichiyoshi Securities	1,100	5,175
ID Holdings	3,000	28,908
I-PEX	9,200	98,009
ISB	3,100	29,934
Itfor	8,900	65,690
IwaiCosmo Holdings	3,200	37,409
Iwaki	4,900	58,529
JAC Recruitment	8,500	144,586
Japan Lifeline	14,600	113,721
Japan Medical Dynamic Marketing	4,600	23,179
Japan Post Insurance	80,100	1,350,991
Japan System Techniques	9,800	147,944
Japan Transcity	5,400	23,849
JK Holdings	3,600	23,319
Kanamoto	9,800	172,208
Kansai Paint	17,700	253,170
Kato Works	19,900	160,329
Kawasaki Kisen Kaisha	75,200	2,568,394
Keyence	9,500	3,528,172
Kitz	12,300	85,188
KNT-CT Holdings †	5,100	45,765
Kokuyo	7,400	117,432
Konoike Transport	10,000	129,417
Kyokuto Securities	8,400	52,219
Lifedrink	1,800	45,530
LIFULL †	13,500	21,139
Maezawa Industries	4,400	30,062
Mandom	4,600	42,479
Maruzen Showa Unyu	3,200	81,049
Marvelous	9,000	42,940
Matching Service Japan	8,100	60,761
Maxell	5,200	58,215
Megachips	5,300	148,247
Meidensha	7,900	118,785
Meisei Industrial	4,800	32,473
MEITEC Group Holdings	7,100	128,469
Melco Holdings	1,700	35,436
MIMAKI ENGINEERING	3,900	20,747
Mimasu Semiconductor Industry	1,800	33,497
Miroku Jyoho Service	14,900	164,215
Mitani Sangyo	10,400	22,061
Mitsuba	8,000	42,345
Mitsubishi Electric	99,100	1,226,150
Mitsubishi Kakoki Kaisha	1,600	29,700
Mitsubishi Logisnext	4,400	40,220
Mitsubishi Research Institute	6,400	207,281
Mitsui OSK Lines	31,000	852,583
Miura	5,900	118,837
MIXI	19,200	304,625
MonotaRO	296,800	3,178,723
MORESCO	2,700	21,500
Moriroku Holdings	4,500	67,602
Morito	4,900	44,396
Nachi-Fujikoshi	2,400	64,561
Nagase & Co.	4,600	72,352
Naigai Trans Line	1,600	27,045
59

Schedules of investments

Optimum International Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
NEC	65,800	$3,637,405
NEOJAPAN	3,500	23,842
Nichias	2,700	55,377
NIDEC	59,400	2,754,961
Nihon Kohden	100	2,471
Nihon M&A Center Holdings	559,500	2,693,792
Nihon Parkerizing	6,200	45,886
Nihon Trim	1,000	20,376
Nintendo	89,600	3,735,332
Nippon Shinyaku	5,400	228,698
Nippon Thompson	11,900	44,115
Nissan Motor	548,500	2,423,545
Nisshinbo Holdings	78,000	580,407
Nissin	1,500	26,850
Nisso	14,500	75,197
Nitto Kogyo	4,400	105,554
Nitto Kohki	2,100	27,599
Nitto Seiko	4,900	19,542
NS Solutions	2,000	56,946
Obara Group	900	23,247
Obic	8,500	1,290,300
OBIC Business Consultants	600	24,893
Okabe	5,100	25,630
Okamura	2,700	40,851
Optim †	3,900	22,496
Optorun	2,500	30,765
Oracle	1,000	74,277
Oro	1,600	23,019
Osaki Electric	12,200	55,432
Otsuka	36,400	1,542,323
Panasonic Holdings	125,600	1,413,672
Persol Holdings	201,000	327,378
Prestige International	6,900	28,581
Pronexus	2,600	20,426
QB Net Holdings	2,500	27,101
Rasa	2,500	28,055
Recruit Holdings	99,000	3,053,339
Rheon Automatic Machinery	3,300	29,458
Ricoh	10,600	91,537
Sakata INX	3,000	25,857
Sangetsu	6,600	128,652
Sanken Electric	800	48,555
Sankyu	1,500	51,904
Sanyo Shokai	6,300	84,188
Sato Shoji	1,000	10,118
SCREEN Holdings	26,200	1,276,514
SCSK	7,200	125,701
Sega Sammy Holdings	18,200	336,013
Seika	1,900	28,416
Sekisui Kasei	7,100	21,997
Shibusawa Warehouse	1,600	32,602
Shibuya	1,400	23,524
Shimano	26,200	3,535,352
Shin Nippon Air Technologies	2,100	33,796
Shinagawa Refractories	11,500	117,355
Shindengen Electric Manufacturing	1,400	28,620
Shinnihon	4,000	32,869
Shinnihonseiyaku	2,500	25,562
Shiseido	119,200	4,187,634
Shofu	1,500	21,601
SIGMAXYZ Holdings	1,400	14,736
Sinfonia Technology	2,500	26,917
SMC	10,000	4,482,066
SMK	1,300	21,496
SMS	9,100	155,006
Soda Nikka	4,600	31,767
Sodick	12,100	59,269
Softcreate Holdings	2,100	24,465
Solasto	10,600	43,978
Soliton Systems	16,300	125,435
Sony Group	83,500	6,839,133
Space	2,900	17,989
SRA Holdings	3,400	79,289
Star Micronics	10,200	128,183
Step	1,800	20,886
Subaru	77,500	1,507,060
Sugimoto & Co.	1,700	25,118
Sumitomo Seika Chemicals	1,100	33,345
Sun-Wa Technos	100	1,438
Suzuken	8,800	272,291
Suzuki Motor	4,200	169,079
System Research	2,100	41,089
Systena	12,500	22,501
Tadano	5,100	43,376
Taihei Dengyo Kaisha	1,000	27,235
Takara Standard	5,100	63,238
Takashima & Co.	5,200	32,361
Teikoku Electric Manufacturing	3,300	55,824
T-Gaia	30,550	360,819
TIS	27,900	614,793
TKC	1,700	41,408
TOA ROAD	1,200	42,880
Tobishima	4,300	39,823
Tochigi Bank	15,400	33,080
Tokyo Rope Manufacturing	4,400	40,043
Tokyo Seimitsu	3,300	165,397
Tomy	4,400	63,656
Topy Industries	3,000	51,091
Toyo Engineering †	6,200	28,419
60

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Toyo Kanetsu	2,900	$65,592
Transcosmos	3,000	64,139
Trend Micro	14,300	542,374
Trusco Nakayama	7,600	124,599
Tsubakimoto Chain	4,600	119,279
Tsugami	7,200	55,889
Tsuzuki Denki	1,900	29,433
TV Asahi Holdings	7,100	80,293
Ubicom Holdings	4,200	37,885
Unipres	4,200	32,574
UT Group †	1,500	22,394
ValueCommerce	5,900	50,298
Vector	7,200	59,888
VINX	2,800	24,152
Vision †	9,500	95,992
Wakita & Co.	2,700	25,349
Warabeya Nichiyo Holdings	7,600	143,721
Will Group	3,200	23,212
Wowow	2,000	15,203
Xebio Holdings	3,700	24,759
YAMADA Consulting Group	2,900	31,360
Yamae Group Holdings	2,200	53,881
Yamaichi Electronics	4,000	46,092
Yorozu	3,800	24,081
Yushin Precision Equipment	6,700	30,711
Zenrin	8,800	53,763
ZIGExN	29,300	102,738
		89,193,903
Malaysia - 0.05%
Fraser & Neave Holdings	12,900	69,511
Hap Seng Plantations Holdings	6,900	2,763
Hong Leong Financial Group	60,700	228,825
Lingkaran Trans Kota Holdings =	42,600	33
Magni-Tech Industries	35,100	14,876
Sarawak Oil Palms	42,300	23,153
Ta Ann Holdings	49,000	35,170
United Plantations	6,700	23,745
		398,076
Mexico - 0.06%
Ternium ADR	11,578	461,962
		461,962
Netherlands - 4.22%
Adyen †	5,019	3,744,683
ASML Holding	11,482	6,787,107
Brunel International	4,916	67,567
EXOR	48,211	4,278,512
IMCD	49,488	6,278,543
Shell	17,432	554,264
Topicus.com †	61,639	4,071,600
Van Lanschot Kempen CVA	1,316	35,410
Wolters Kluwer	62,636	7,592,342
		33,410,028
New Zealand - 0.02%
Air New Zealand	68,235	29,854
Xero †	1,728	124,912
		154,766
Norway - 0.25%
Aker Carbon Capture †	1,831,047	1,939,463
Hunter Group	3,214	352
Western Bulk Chartering	8,266	21,560
		1,961,375
Panama - 0.37%
Copa Holdings Class A	32,914	2,933,296
		2,933,296
Philippines - 0.01%
Ginebra San Miguel	33,690	92,895
		92,895
Poland - 0.11%
Bank Millennium †	1,256	1,639
PGE Polska Grupa Energetyczna †	8,347	14,326
Powszechny Zaklad Ubezpieczen	88,044	833,754
Unimot	285	6,680
		856,399
Portugal - 0.04%
Jeronimo Martins	14,323	321,940
Sonae	13,626	13,254
		335,194
Republic of Korea - 1.90%
BNK Financial Group	55,107	279,396
Coupang †	207,631	3,529,727
Crown Confectionery	1,504	9,084
Eugene Technology	3,597	102,415
Haesung Industrial	1,711	9,901
Hana Financial Group	9,782	306,455
JB Financial Group	46,074	339,337
Keyang Electric Machinery	7,515	11,367
Korean Reinsurance	7,860	48,012
Sambo Corrugated Board	3,512	23,117
Samsung Electronics	205,199	10,373,658
SeAH Holdings	268	20,556
SGC e Tec E&C	691	10,317
		15,063,342
Russia - 0.00%
Magnit PJSC GDR =, †	1	5
61

Schedules of investments

Optimum International Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Russia (continued)
MMC Norilsk Nickel PJSC =, †	10,095	$0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		5
Singapore - 0.59%
China Aviation Oil Singapore	31,800	20,471
Genting Singapore	1,659,700	1,025,930
Riverstone Holdings	125,400	55,040
Samudera Shipping Line	237,400	130,249
Singapore Airlines	730,400	3,451,634
		4,683,324
South Africa - 0.96%
Anglo American	107,826	2,980,458
Discovery †	629,897	4,563,104
Exxaro Resources	7,516	68,429
Thungela Resources	633	5,775
		7,617,766
Spain - 2.05%
Amadeus IT Group	99,751	6,040,849
Cia de Distribucion Integral Logista Holdings	5,763	147,449
Industria de Diseno Textil	268,657	10,023,687
		16,211,985
Sweden - 3.97%
Atlas Copco Class A	738,099	8,660,826
Atlas Copco Class B	119,050	1,604,506
Careium †	276	413
Doro †	416	636
Epiroc Class B	367,115	5,886,985
H & M Hennes & Mauritz Class B	168,447	2,396,838
Instalco	115	342
MIPS	46,968	1,594,037
Paradox Interactive	4	84
SKF Class B	78,384	1,306,813
Volvo Class B	482,798	9,969,222
		31,420,702
Switzerland - 5.51%
ABB	133,977	4,800,836
Accelleron Industries	540	14,052
Belimo Holding	1,049	499,431
BKW	7,682	1,355,376
Cie Financiere Richemont Class A	58,402	7,145,927
Dufry †	6,802	259,418
Georg Fischer	1,074	60,602
Kuehne + Nagel International	11,064	3,154,754
Nestle	75,110	8,512,494
Novartis	39,682	4,069,426
Partners Group Holding	2,177	2,460,377
Roche Holding	14,710	4,024,821
Schindler Holding	9,801	1,959,451
Swatch Group	6,332	1,628,397
UBS Group	73,402	1,819,513
Wizz Air Holdings †	53,243	1,247,266
Zehnder Group	11,237	660,458
		43,672,599
Taiwan - 6.10%
Acer	1,653,000	1,862,566
Alpha Networks	67,000	81,894
Arcadyan Technology	224,000	1,125,541
Asia Vital Components	110,000	1,170,448
Asustek Computer	440,000	5,006,782
Azurewave Technologies †	42,000	48,052
C Sun Manufacturing	25,987	36,060
Chicony Electronics	63,000	225,674
ChipMOS Technologies	1,229,000	1,425,233
Compal Electronics	235,000	223,934
D-Link	349,000	218,051
Elitegroup Computer Systems	202,000	185,875
Emerging Display Technologies	104,000	101,356
Ennoconn	156,000	1,272,558
Evergreen Marine Taiwan	396,000	1,424,135
Everlight Electronics	59,000	85,783
Getac Holdings	126,000	303,491
Group Up Industrial	31,000	152,061
Hannstar Board	295,000	543,776
International Games System	15,000	303,499
Inventec	326,000	497,012
ITE Technology	136,000	662,391
Keystone Microtech	7,000	42,618
L&K Engineering	234,000	852,685
La Kaffa International	26,000	92,732
Lite-On Technology	546,000	2,061,373
Machvision	5,400	34,084
Micro-Star International	395,000	2,009,491
Nan Pao Resins Chemical	21,000	135,022
Novatek Microelectronics	211,000	2,770,768
Pegatron	251,000	595,891
Phison Electronics	12,000	169,980
Pixart Imaging	26,000	97,604
Pou Chen	327,000	290,554
Qisda	490,000	679,528
Quanta Computer	322,000	2,409,884
Radiant Opto-Electronics	11,000	41,912
Realtek Semiconductor	164,000	2,013,659
Sea ADR †	50,133	2,203,345
Sea Sonic Electronics	39,000	115,751
62

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Sercomm	183,000	$697,537
Sitronix Technology	20,000	172,909
Sonix Technology	20,000	28,904
Sunplus Innovation Technology	9,000	35,218
Systex	5,000	16,413
Taiwan Semiconductor
Manufacturing	740,000	12,066,621
Thermaltake Technology	83,000	102,954
Unitech Computer	25,000	25,555
Ventec International Group	36,000	107,650
Weblink International	25,000	41,192
Wistron	468,714	1,484,351
		48,352,357
Thailand - 1.33%
Advanced Information Technology NVDR	276,200	34,893
Bangkok Bank NVDR	1,181,000	5,432,681
Banpu NVDR	3,183,700	699,474
Haad Thip NVDR	56,400	25,557
Ichitan Group NVDR	436,500	201,392
Jasmine Broadband Internet Infrastructure Fund	242,200	44,898
Krung Thai Bank NVDR	2,359,630	1,231,252
Minor International NVDR	164,800	141,435
MK Restaurants Group NVDR	37,000	45,980
PTT Exploration & Production NVDR	522,200	2,452,350
Sabina NVDR	115,400	84,777
SISB NVDR	66,000	56,643
Somboon Advance Technology NVDR	71,300	35,638
Susco NVDR	424,000	46,345
		10,533,315
Turkey - 0.11%
Dogus Otomotiv Servis ve Ticaret	2,471	24,108
Migros Ticaret	44,670	594,981
Turkiye Garanti Bankasi	62,362	121,114
Turkiye Sigorta	94,463	132,297
		872,500
Ukraine - 0.08%
Ferrexpo †	709,394	659,102
		659,102
United Arab Emirates - 0.88%
Air Arabia PJSC	714,303	546,465
Emaar Properties PJSC	2,080,589	4,553,235
Emirates NBD Bank PJSC	379,019	1,836,774
		6,936,474
United Kingdom - 3.52%
AJ Bell	5,283	17,687
Bloomsbury Publishing	7,978	39,033
BP ADR	229,337	8,879,929
Bytes Technology Group	7,158	43,563
Centrica	3,081,959	5,807,780
Experian	164,629	5,405,246
Gamma Communications	14,726	196,202
Gem Diamonds †	5,047	930
Greggs	19	567
Howden Joinery Group	6,984	62,750
International Consolidated Airlines Group †	1,093,281	1,974,190
Investec	312,725	1,836,173
Man Group	52,906	144,271
ME GROUP INTERNATIONAL	10,392	20,008
Oxford Nanopore Technologies †	555,857	1,394,381
Polar Capital Holdings	20,918	118,678
Rolls-Royce Holdings †	348,323	938,800
Sage Group	79,277	956,619
SigmaRoc †	15,544	10,241
		27,847,048
United States - 3.63%
Atlassian Class A †	9,339	1,881,902
CyberArk Software †	13,527	2,215,317
James Hardie Industries CDI †	228,949	6,004,401
Monday.com †	17,082	2,719,796
Spotify Technology †	53,346	8,249,425
Stellantis	396,606	7,635,666
Viemed Healthcare †	6,348	42,577
		28,749,084
Total Common Stocks
(cost $845,708,205)		777,662,643

Preferred Stocks – 0.37%Δ
Brazil - 0.36%
Petroleo Brasileiro 11.20% w	417,200	2,861,815
		2,861,815
Germany - 0.01%
FUCHS 3.05% w	1,821	70,888
Villeroy & Boch 5.35% w	548	10,139
		81,027
Total Preferred Stocks
(cost $2,634,494)		2,942,842

Exchange-Traded Funds – 0.35%
iShares MSCI Canada ETF	3,952	132,234
iShares MSCI EAFE ETF	25,560	1,761,595
63

Schedules of investments

Optimum International Fund

	Number of
	shares	Value (US $)
Exchange-Traded Funds (continued)
iShares MSCI Emerging Markets ETF	24,075	$913,646
Total Exchange-Traded Funds
(cost $2,874,934)		2,807,475

Warrants – 0.00%
Canada - 0.00%
Constellation Software =, †	2,870	0
Total Warrants
(cost $0)		0

Short-Term Investments – 0.75%
Money Market Mutual Funds – 0.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	1,477,269	1,477,269
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	1,477,269	1,477,269
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,477,267	1,477,267
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,477,268	1,477,268
Total Short-Term Investments
(cost $5,909,073)		5,909,073
Total Value of Securities-99.66%
(cost $857,126,706)		$789,322,033

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
p	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $105,270, which represented 0.01% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the table below, for additional details on restricted securities.
w	Perpetual security with no stated maturity date.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$79,092
Acevector Limited Series G	10/29/14	396,443	26,178
Total		$1,395,925	$105,270

Summary of abbreviations:

ADR – American Depositary Receipt

CDI – CHESS Depositary Interest

CVA – Certified Dutch Certificate

EAFE – Europe, Australasia, and Far East

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PJSC – Private Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

64

Optimum Large Cap Growth Fund	September 30, 2023 (Unaudited)
	Number of
	shares	Value (US $)
Common Stocks — 99.05%t
Communication Services — 10.62%
Alphabet Class A †	406,035	$53,133,740
Alphabet Class C †	397,849	52,456,391
Live Nation Entertainment †	70,760	5,875,910
Meta Platforms Class A †	141,514	42,483,918
Netflix †	35,466	13,391,962
Playtika Holding †	15,104	145,452
Roku †	7,916	558,790
		168,046,163
Consumer Discretionary — 15.72%
Amazon.com †	689,754	87,681,529
Booking Holdings †	3,300	10,177,035
CarMax †	48,485	3,429,344
Chipotle Mexican Grill †	8,670	15,881,966
Coupang †	60,298	1,025,066
Domino's Pizza	6,176	2,339,407
Expedia Group †	2,217	228,506
Grand Canyon Education †	2,240	261,811
Hilton Worldwide Holdings	1,644	246,896
Home Depot	11,739	3,547,056
Lululemon Athletica †	47,043	18,140,251
Magic Leap Class A =, †	2,058	715
Marriott International Class A	12,230	2,403,929
McDonald's	21,373	5,630,503
NIKE Class B	86,418	8,263,289
NVR †	379	2,260,091
O'Reilly Automotive †	3,933	3,574,546
Pool	8,213	2,924,649
PulteGroup	32,197	2,384,188
Royal Caribbean Cruises †	5,241	482,906
Starbucks	43,500	3,970,245
Tesla †	215,476	53,916,405
TJX	32,192	2,861,225
Toll Brothers	124,300	9,193,228
TopBuild †	3,037	764,109
Wingstop	40,850	7,346,464
		248,935,359
Consumer Staples — 3.02%
Boston Beer Class A †	2,360	919,291
Celsius Holdings †	14,378	2,467,265
Coca-Cola	21,221	1,187,952
Constellation Brands Class A	30,229	7,597,454
Costco Wholesale	44,849	25,337,891
Estee Lauder Class A	7,087	1,024,426
Monster Beverage †	76,355	4,042,997
PepsiCo	31,099	5,269,414
		47,846,690
Energy — 1.33%
Antero Midstream	48,843	585,139
APA	32,277	1,326,585
Cheniere Energy	27,391	4,545,810
EOG Resources	73,654	9,336,381
Schlumberger	89,955	5,244,377
		21,038,292
Financials — 7.71%
Block †	30,421	1,346,434
Kinsale Capital Group	1,718	711,475
MarketAxess Holdings	4,636	990,435
Mastercard Class A	122,880	48,649,421
MSCI	33,055	16,959,859
PayPal Holdings †	11,154	652,063
Primerica	2,106	408,585
Progressive	29,644	4,129,409
RLI	15,752	2,140,539
Tradeweb Markets Class A	32,163	2,579,473
Visa Class A	186,070	42,797,961
Western Union	53,533	705,565
		122,071,219
Healthcare — 12.07%
AbbVie	1,348	200,933
Align Technology †	10,590	3,233,339
Amgen	11,821	3,177,012
Biogen †	17,945	4,612,045
Dexcom †	108,374	10,111,294
Edwards Lifesciences †	76,469	5,297,772
Eli Lilly & Co.	70,870	38,066,403
Genmab †	13,429	4,774,282
Gilead Sciences	28,100	2,105,814
Globus Medical Class A †	48,339	2,400,031
Humana	2,244	1,091,751
ICON †	2,805	690,731
IDEXX Laboratories †	8,551	3,739,096
Incyte †	60,567	3,498,956
Inspire Medical Systems †	4,245	842,378
Insulet †	20,780	3,314,202
Intuitive Surgical †	52,593	15,372,408
McKesson	891	387,451
Medpace Holdings †	20,272	4,908,459
Molina Healthcare †	11,900	3,901,891
Regeneron Pharmaceuticals †	19,201	15,801,655
Stryker	7,066	1,930,926
UnitedHealth Group	76,891	38,767,673
Veeva Systems Class A †	40,298	8,198,628
Vertex Pharmaceuticals †	9,334	3,245,805
Waters †	28,073	7,697,897
Zoetis	21,669	3,769,973
		191,138,805
Industrials — 6.33%
Acuity Brands	24,618	4,192,692

65

Schedules of investments

Optimum Large Cap Growth Fund

	Number of
	shares	Value (US $)
Common Stocks t (continued)
Industrials (continued)
Advanced Drainage Systems	46,173	$5,255,873
Boeing †	19,170	3,674,506
Caterpillar	41,940	11,449,620
Cintas	15,767	7,584,085
Copart †	132,769	5,721,016
Core & Main Class A †	79,990	2,307,711
Delta Air Lines	50,405	1,864,985
Donaldson	39,740	2,370,094
EMCOR Group	26,496	5,574,493
Fortive	73,023	5,415,386
JB Hunt Transport Services	27,657	5,213,898
Johnson Controls International	69,686	3,707,992
Nordson	19,667	4,389,084
Otis Worldwide	37,273	2,993,395
Paycom Software	31,936	8,280,047
Trane Technologies	5,405	1,096,728
Uber Technologies †	60,581	2,786,120
Verisk Analytics	14,114	3,334,291
Waste Management	5,731	873,634
Westinghouse Air Brake Technologies	32,639	3,468,546
WW Grainger	6,192	4,283,873
Xylem	31,279	2,847,327
Yaskawa Electric	42,400	1,530,701
		100,216,097
Information Technology — 41.79%
Adobe †	36,184	18,450,222
Advanced Micro Devices †	34,235	3,520,043
Analog Devices	51,170	8,959,355
Apple	1,168,646	200,083,882
Applied Materials	132,410	18,332,164
AppLovin Class A †	42,580	1,701,497
Arista Networks †	11,827	2,175,340
ASML Holding	8,392	4,960,582
Atlassian Class A †	11,133	2,243,411
Autodesk †	33,077	6,843,962
Broadcom	15,206	12,629,799
Cadence Design Systems †	21,287	4,987,544
Cognex	72,031	3,056,996
Datadog Class A †	64,102	5,839,051
DocuSign †	110,756	4,651,752
Dynatrace †	80,764	3,774,102
Fair Isaac †	11,922	10,354,615
Fortinet †	23,413	1,373,875
Gartner †	9,708	3,335,766
Intuit	4,287	2,190,400
Jabil	19,794	2,511,661
Keyence	14,200	5,273,688
KLA	29,069	13,332,788
Lam Research	7,820	4,901,341
Manhattan Associates †	34,752	6,869,080
Microsoft	427,708	135,048,801
MongoDB †	5,206	1,800,547
New Relic †	34,939	2,991,477
Nutanix Class A †	64,145	2,237,378
NVIDIA	215,011	93,527,635
Okta †	93,065	7,585,728
Oracle	7,382	781,901
Palo Alto Networks †	34,503	8,088,883
Pegasystems	50,662	2,199,237
Salesforce †	116,211	23,565,267
ServiceNow †	15,501	8,664,439
Splunk †	19,740	2,886,975
Synopsys †	15,279	7,012,603
Teradata †	27,027	1,216,756
VeriSign †	5,800	1,174,674
Workday Class A †	20,364	4,375,205
Zoom Video Communications Class A †	2,867	200,518
Zscaler †	38,356	5,967,810
		661,678,750
Materials — 0.46%
Eagle Materials	6,776	1,128,340
Ecolab	36,391	6,164,635
		7,292,975
Total Common Stocks
(cost $1,201,558,578)		1,568,264,350

Exchange-Traded Fund — 0.25%
iShares Russell 1000 Growth ETF	14,734	3,919,097

Total Exchange-Traded Fund
(cost $3,923,729)		3,919,097

Rights — 0.00%
ABIOMED †	15,699	16,013
Total Rights
(cost $0)		16,013

Short-Term Investments — 0.63%
Money Market Mutual Funds — 0.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	2,466,969	2,466,969
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	2,466,970	2,466,970

66

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	2,466,970	$2,466,970
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	2,466,970	2,466,970
Total Short-Term Investments
(cost $9,867,879)		9,867,879
Total Value of Securities—99.93%
(cost $1,215,350,186)		$1,582,067,339
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

The following forward foreign currency exchange contracts were outstanding at September 30, 2023:1

Forward Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
UBS	JPY	(359,109,240)	USD	2,446,157	12/22/23	$8,203

The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]	See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

Summary of currencies:

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

67

Schedules of investments

Optimum Large Cap Value Fund	September 30, 2023 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks — 98.74%
Communication Services — 5.82%
Alphabet Class A †	82,697	$10,821,729
Charter Communications Class A †	20,653	9,083,603
Comcast Class A	812,916	36,044,696
Fox Class A	240,094	7,490,933
Meta Platforms Class A †	43,410	13,032,116
Verizon Communications	251,296	8,144,503
Walt Disney †	147,303	11,938,908
		96,556,488
Consumer Discretionary — 3.44%
Darden Restaurants	65,454	9,374,322
General Motors	208,961	6,889,444
Lowe's	140,601	29,222,512
Marriott International Class A	58,422	11,483,428
		56,969,706
Consumer Staples — 6.48%
Archer-Daniels-Midland	33,597	2,533,886
Diageo	324,605	12,016,174
Kenvue	400,273	8,037,482
Kimberly-Clark	53,412	6,454,840
Mondelez International Class A	189,752	13,168,789
Nestle	120,439	13,649,797
PepsiCo	115,876	19,634,029
Procter & Gamble	45,818	6,683,014
Reckitt Benckiser Group	58,082	4,105,967
Target	141,367	15,630,949
Tyson Foods Class A	111,616	5,635,492
		107,550,419
Energy — 7.93%
ConocoPhillips	350,947	42,043,450
EOG Resources	164,469	20,848,090
Exxon Mobil	256,920	30,208,654
Phillips 66	63,385	7,615,708
Pioneer Natural Resources	59,857	13,740,174
Schlumberger	294,402	17,163,637
		131,619,713
Financials — 21.51%
American Express	138,744	20,699,217
Aon Class A	67,309	21,822,924
Bank of America	479,011	13,115,321
Berkshire Hathaway Class B †	45,259	15,854,228
BlackRock	35,159	22,729,942
Chubb	85,775	17,856,640
Citigroup	228,278	9,389,074
Hartford Financial Services Group	155,223	11,006,863
Intercontinental Exchange	104,993	11,551,330
JPMorgan Chase & Co.	418,768	60,729,735
KKR & Co.	94,319	5,810,050
Marsh & McLennan	117,595	22,378,328
Morgan Stanley	179,066	14,624,320
Nasdaq	232,347	11,289,741
PayPal Holdings †	155,030	9,063,054
PNC Financial Services Group	65,866	8,086,369
Progressive	150,512	20,966,322
Prudential Financial	54,098	5,133,359
S&P Global	33,398	12,203,963
State Street	53,595	3,588,721
Travelers	127,183	20,770,256
Truist Financial	205,451	5,877,953
Wells Fargo & Co.	298,845	12,210,807
		356,758,517
Healthcare — 17.96%
Abbott Laboratories	261,212	25,298,382
AbbVie	109,901	16,381,843
Amgen	33,250	8,936,270
Avantor †	301,356	6,352,585
Becton Dickinson and Co.	29,334	7,583,719
Boston Scientific †	435,543	22,996,670
Bristol-Myers Squibb	180,432	10,472,273
Cencora	72,484	13,044,946
Cigna Group	86,924	24,866,349
CVS Health	155,800	10,877,956
Danaher	17,042	4,228,120
Johnson & Johnson	201,576	31,395,462
McKesson	44,177	19,210,369
Medtronic	89,992	7,051,773
Merck & Co.	300,453	30,931,636
Pfizer	475,848	15,783,878
Roche Holding	9,728	2,661,690
Thermo Fisher Scientific	51,487	26,061,175
UnitedHealth Group	27,265	13,746,740
		297,881,836
Industrials — 15.19%
Canadian National Railway	42,533	4,607,600
Carrier Global	205,670	11,352,984
Caterpillar	42,382	11,570,286
CSX	404,868	12,449,691
Eaton	54,650	11,655,752
Equifax	42,914	7,860,987
General Dynamics	65,863	14,553,747
Honeywell International	160,597	29,668,690
Illinois Tool Works	48,773	11,232,910
Johnson Controls International	103,471	5,505,692
Northrop Grumman	56,338	24,799,424
Otis Worldwide	34,195	2,746,200
Owens Corning	73,743	10,059,283
68

	Number of
	shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
PACCAR	62,345	$5,300,572
Parker-Hannifin	42,945	16,727,936
Quanta Services	79,128	14,802,475
RTX	244,306	17,582,703
Southwest Airlines	188,240	5,095,657
Textron	140,896	11,009,613
Trane Technologies	34,955	7,092,719
Union Pacific	79,986	16,287,549
		251,962,470
Information Technology — 8.00%
Accenture Class A	56,096	17,227,643
Analog Devices	81,682	14,301,701
Broadcom	10,929	9,077,409
KLA	27,069	12,415,468
Micron Technology	121,148	8,241,698
Microsoft	31,340	9,895,605
Motorola Solutions	47,325	12,883,758
NXP Semiconductors	47,383	9,472,809
ON Semiconductor †	138,441	12,868,091
Oracle	118,278	12,528,006
Texas Instruments	86,634	13,775,672
		132,687,860
Materials — 3.63%
Air Products and Chemicals	41,334	11,714,056
Corteva	75,356	3,855,213
DuPont de Nemours	171,285	12,776,148
Huntsman	242,214	5,910,022
Martin Marietta Materials	30,111	12,359,963
PPG Industries	46,214	5,998,577
Sherwin-Williams	30,051	7,664,507
		60,278,486
Real Estate — 3.20%
American Tower	50,780	8,350,771
Equity LifeStyle Properties	97,068	6,184,202
Prologis	225,151	25,264,194
Public Storage	50,195	13,227,386
		53,026,553
Utilities — 5.58%
American Electric Power	52,672	3,961,988
Dominion Energy	229,796	10,264,987
Duke Energy	315,909	27,882,128
Exelon	177,903	6,722,955
NextEra Energy	186,245	10,669,976
PG&E †	325,754	5,254,412
Southern	231,978	15,013,616
Xcel Energy	224,741	12,859,680
		92,629,742
Total Common Stocks
(cost $1,326,235,010)		1,637,921,790

Short-Term Investments — 1.25%
Money Market Mutual Funds — 1.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	5,200,090	5,200,090
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	5,200,089	5,200,089
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	5,200,090	5,200,090
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	5,200,090	5,200,090
Total Short-Term Investments
(cost $20,800,359)		20,800,359
Total Value of Securities—99.99%
(cost $1,347,035,369)		$1,658,722,149

†	Non-income producing security.

Summary of abbreviations:

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

69

Schedules of investments

Optimum Small-Mid Cap Growth Fund	September 30, 2023 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks — 97.50%
Communication Services — 0.91%
Lions Gate Entertainment Class B †	101,790	$801,087
Roku †	59,767	4,218,953
		5,020,040
Consumer Discretionary — 8.25%
Academy Sports & Outdoors	44,315	2,094,770
Boot Barn Holdings †	22,956	1,863,798
Bowlero Class A †	75,793	729,129
Burlington Stores †	11,609	1,570,698
Coursera †	120,175	2,246,071
Deckers Outdoor †	5,445	2,799,220
Domino's Pizza	10,202	3,864,415
DraftKings Class A †	226,142	6,657,620
Five Below †	15,298	2,461,448
Fox Factory Holding †	17,515	1,735,386
International Game Technology	175,243	5,313,368
Meritage Homes	14,326	1,753,359
Monro	25,683	713,217
Ollie's Bargain Outlet Holdings †	35,397	2,731,940
On Holding Class A †	99,312	2,762,860
Papa John's International	32,394	2,209,919
Skyline Champion †	36,318	2,314,183
Topgolf Callaway Brands †	110,704	1,532,143
		45,353,544
Consumer Staples — 5.46%
BellRing Brands †	113,900	4,696,097
Celsius Holdings †	25,416	4,361,386
Coty Class A †	252,756	2,772,733
elf Beauty †	61,679	6,774,205
Freshpet †	35,729	2,353,826
Lamb Weston Holdings	30,986	2,864,966
Performance Food Group †	53,412	3,143,830
SunOpta †	224,961	758,119
TreeHouse Foods †	52,063	2,268,905
		29,994,067
Energy — 4.99%
Callon Petroleum †	46,327	1,812,312
ChampionX	85,182	3,034,183
Chesapeake Energy	60,203	5,191,305
Matador Resources	121,740	7,241,095
TechnipFMC	342,836	6,973,284
Tidewater †	44,189	3,140,512
		27,392,691
Financials — 10.36%
BRP Group Class A †	128,935	2,995,160
Essent Group	54,938	2,598,018
Evercore Class A	19,891	2,742,571
Flywire †	246,999	7,876,798
Kinsale Capital Group	17,371	7,193,852
Palomar Holdings †	39,068	1,982,701
PennyMac Financial Services	58,951	3,926,137
Ryan Specialty Holdings †	116,392	5,633,373
Skyward Specialty Insurance Group †	97,641	2,671,458
SoFi Technologies †	427,463	3,415,429
Stifel Financial	54,232	3,332,014
StoneCo Class A †	251,486	2,683,356
Triumph Financial †	43,075	2,790,829
Virtu Financial Class A	73,414	1,267,860
WEX †	31,020	5,834,552
		56,944,108
Healthcare — 18.99%
Adaptive Biotechnologies †	105,367	574,250
Akero Therapeutics †	22,785	1,152,465
Amicus Therapeutics †	173,473	2,109,432
Avantor †	175,231	3,693,870
Avid Bioservices †	102,694	969,431
Axonics †	45,950	2,578,714
Axsome Therapeutics †	21,515	1,503,683
Azenta †	26,774	1,343,787
BioLife Solutions †	82,238	1,135,707
Blueprint Medicines †	34,731	1,744,191
Charles River Laboratories International †	13,768	2,698,253
CONMED	28,682	2,892,580
Cytokinetics †	47,759	1,406,980
Dynavax Technologies †	147,704	2,181,588
Encompass Health	97,719	6,562,808
Evolent Health Class A †	81,517	2,219,708
Exact Sciences †	41,075	2,802,137
Glaukos †	114,212	8,594,453
Haemonetics †	32,495	2,910,902
Halozyme Therapeutics †	33,284	1,271,449
HealthEquity †	34,717	2,536,077
Hologic †	26,133	1,813,630
ICON †	17,876	4,401,965
Inari Medical †	60,367	3,948,002
Insmed †	80,044	2,021,111
Inspire Medical Systems †	18,079	3,587,597
Ionis Pharmaceuticals †	29,931	1,357,670
iRhythm Technologies †	19,348	1,823,743
Myriad Genetics †	67,132	1,076,797
Natera †	86,061	3,808,199
Neurocrine Biosciences †	18,887	2,124,788
Omnicell †	38,052	1,713,862
Option Care Health †	141,038	4,562,579
Phreesia †	77,565	1,448,914

70

	Number of
	shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Privia Health Group †	72,235	$1,661,405
Sarepta Therapeutics †	10,760	1,304,327
SI-BONE †	151,291	3,213,421
Silk Road Medical †	81,563	1,222,629
SpringWorks Therapeutics †	39,165	905,495
Syndax Pharmaceuticals †	52,466	761,806
Tandem Diabetes Care †	57,969	1,204,016
TransMedics Group †	20,531	1,124,072
Ultragenyx Pharmaceutical †	33,303	1,187,252
US Physical Therapy	28,911	2,652,006
Ventyx Biosciences †	22,520	782,120
Veradigm †	134,989	1,773,755
		104,363,626
Industrials — 22.54%
Advanced Drainage Systems	21,192	2,412,285
Applied Industrial Technologies	24,841	3,840,667
Array Technologies †	95,297	2,114,641
ASGN †	43,074	3,518,284
Atkore †	15,853	2,365,109
AZEK †	148,924	4,429,000
Boise Cascade	22,633	2,332,104
BWX Technologies	39,654	2,973,257
Chart Industries †	14,506	2,453,255
Core & Main Class A †	82,964	2,393,512
Dycom Industries †	25,070	2,231,230
EMCOR Group	19,531	4,109,127
FTI Consulting †	21,509	3,837,421
Generac Holdings †	12,406	1,351,758
GXO Logistics †	145,183	8,514,983
Howmet Aerospace	156,397	7,233,361
ICF International	30,016	3,626,233
KBR	68,465	4,035,327
Kirby †	30,811	2,551,151
Knight-Swift Transportation Holdings	42,651	2,138,948
Kratos Defense & Security Solutions †	572,304	8,596,006
Masonite International †	29,042	2,707,295
Montrose Environmental Group †	55,036	1,610,353
MYR Group †	17,966	2,421,098
nVent Electric	74,215	3,932,653
OPENLANE †	93,356	1,392,872
Quanta Services	39,490	7,387,394
RB Global	18,217	1,138,563
Schneider National Class B	82,770	2,291,901
SPX Technologies †	41,568	3,383,635
SS&C Technologies Holdings	74,471	3,912,706
Stanley Black & Decker	29,342	2,452,404
Verra Mobility †	163,202	3,051,878
Vicor †	92,155	5,427,008
Wabash National	91,985	1,942,723
XPO †	20,012	1,494,096
Zurn Elkay Water Solutions	79,969	2,240,731
		123,844,969
Information Technology — 21.93%
AppLovin Class A †	47,638	1,903,614
Bentley Systems Class B	56,126	2,815,280
BILL Holdings †	14,911	1,618,887
Box Class A †	137,973	3,340,326
Braze Class A †	59,868	2,797,632
Ciena †	69,604	3,289,485
Clearwater Analytics Holdings Class A †	69,225	1,338,811
Coherent †	59,378	1,938,098
Confluent Class A †	184,392	5,459,847
CyberArk Software †	17,262	2,826,998
DoubleVerify Holdings †	65,305	1,825,275
Freshworks Class A †	209,488	4,173,001
Globant †	28,601	5,658,708
HashiCorp Class A †	72,696	1,659,650
HubSpot †	10,208	5,027,440
Itron †	30,820	1,867,076
Jamf Holding †	141,263	2,494,705
JFrog †	101,624	2,577,185
LiveRamp Holdings †	80,618	2,325,023
Lumentum Holdings †	37,585	1,698,090
MACOM Technology Solutions Holdings †	91,348	7,452,170
Manhattan Associates †	26,423	5,222,770
Nutanix Class A †	98,854	3,448,028
Onto Innovation †	19,264	2,456,545
PagerDuty †	97,738	2,198,128
PAR Technology †	47,084	1,814,617
PTC †	31,999	4,533,618
Pure Storage Class A †	54,365	1,936,481
Rambus †	117,800	6,572,062
Rogers †	13,679	1,798,378
Samsara Class A †	206,759	5,212,394
SiTime †	18,126	2,070,895
Sprinklr Class A †	212,345	2,938,855
Sprout Social Class A †	37,259	1,858,479
Synaptics †	13,118	1,173,274
Teradyne	20,945	2,104,135
Twilio Class A †	61,300	3,587,889
Varonis Systems †	70,744	2,160,522
Western Digital †	88,563	4,041,130
Zuora Class A †	159,619	1,315,261
		120,530,762

71

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Materials — 3.32%
AptarGroup	23,035	$2,880,296
Carpenter Technology	61,629	4,142,085
Element Solutions	208,855	4,095,647
Martin Marietta Materials	6,725	2,760,478
Orion	109,641	2,333,160
Steel Dynamics	18,744	2,009,732
		18,221,398
Real Estate — 0.75%
DigitalBridge Group	112,075	1,970,278
Ryman Hospitality Properties	25,732	2,142,961
		4,113,239
Total Common Stocks
(cost $531,603,073)		535,778,444

Convertible Preferred Stock — 0.01%
Honest Series D =, †, p	15,249	40,615
Total Convertible Preferred Stock
(cost $697,718)		40,615

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25 =, †	399	0
Total Warrant
(cost $0)		0

Short-Term Investments — 2.62%
Money Market Mutual Funds — 2.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	3,598,669	3,598,669
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	3,598,669	3,598,669
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	3,598,670	3,598,670
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	3,598,669	3,598,669
Total Short-Term Investments
(cost $14,394,677)		14,394,677
Total Value of Securities—100.13%
(cost $546,695,468)		$550,213,736

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
p	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $40,615, which represented 0.01% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the following table, for additional details on restricted securities.

Restricted Securities
Investments	Date of Acquisition	Cost	Value
Honest Series D	8/3/15	$697,718	$40,615

See accompanying notes, which are an integral part of the financial statements.

72

Optimum Small-Mid Cap Value Fund	September 30, 2023 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks — 97.72%
Communication Services — 4.93%
AMC Networks Class A †	30,800	$362,824
Gray Television	13,100	90,652
John Wiley & Sons Class A	86,587	3,218,439
Lumen Technologies †	150,400	213,568
Nexstar Media Group	107,804	15,455,859
Paramount Global Class B	37,200	479,880
Playtika Holding †	189,100	1,821,033
Shutterstock	900	34,245
TEGNA	58,500	852,345
Ziff Davis †	150,559	9,589,103
		32,117,948
Consumer Discretionary — 10.80%
Aaron's	45,700	478,479
Academy Sports & Outdoors	26,041	1,230,958
American Axle & Manufacturing Holdings †	114,200	829,092
Bloomin' Brands	74,100	1,822,119
BorgWarner	41,200	1,663,244
Brunswick	21,300	1,682,700
Capri Holdings †	25,588	1,346,185
Dick's Sporting Goods	17,900	1,943,582
Foot Locker	48,800	846,680
Goodyear Tire & Rubber †	70,000	870,100
Guess?	47,500	1,027,900
H&R Block	40,400	1,739,624
Harley-Davidson	43,800	1,448,028
Haverty Furniture	43,900	1,263,442
Helen of Troy †	28,307	3,299,464
Jack in the Box	15,291	1,055,996
Kohl's	47,900	1,003,984
Lear	8,300	1,113,860
Lithia Motors	39,746	11,738,186
Macy's	73,400	852,174
Malibu Boats Class A †	19,500	955,890
Modine Manufacturing †	36,000	1,647,000
Mohawk Industries †	13,600	1,167,016
Nordstrom	28,400	424,296
ODP †	29,100	1,342,965
Penske Automotive Group	28,619	4,781,090
Perdoceo Education	52,600	899,460
Phinia	8,240	220,750
PulteGroup	53,000	3,924,650
PVH	23,100	1,767,381
Sally Beauty Holdings †	65,000	544,700
Shoe Carnival	400	9,612
Smith & Wesson Brands	67,800	875,298
Tapestry	37,600	1,081,000
Thor Industries	14,900	1,417,437
Toll Brothers	49,500	3,661,020
Travel + Leisure	12,500	459,125
Victoria's Secret & Co. †	199,530	3,328,160
Whirlpool	21,600	2,887,920
Winnebago Industries	28,300	1,682,435
		70,333,002
Consumer Staples — 5.51%
Albertsons Class A	103,000	2,343,250
Bunge	15,200	1,645,400
Conagra Brands	48,100	1,318,902
Herbalife †	35,500	496,645
Ingles Markets Class A	20,100	1,514,133
Ingredion	30,700	3,020,880
Molson Coors Beverage Class B	82,900	5,271,611
Spectrum Brands Holdings	152,192	11,924,243
Sprouts Farmers Market †	92,100	3,941,880
US Foods Holding †	110,589	4,390,383
		35,867,327
Energy — 7.21%
APA	51,700	2,124,870
California Resources	36,800	2,061,168
Civitas Resources	21,100	1,706,357
CNX Resources †	101,800	2,298,644
DT Midstream	219,041	11,591,650
HF Sinclair	68,100	3,876,933
Magnolia Oil & Gas Class A	296,944	6,802,987
Marathon Oil	139,800	3,739,650
PBF Energy Class A	34,000	1,820,020
Scorpio Tankers	8,200	443,784
SFL	74,200	827,330
TechnipFMC	419,179	8,526,101
Vitesse Energy	9,109	208,505
World Kinect	39,900	894,957
		46,922,956
Financials — 17.53%
Affiliated Managers Group	9,500	1,238,230
Ally Financial	91,200	2,433,216
American Financial Group	13,600	1,518,712
Annaly Capital Management	52,450	986,585
Apollo Commercial Real Estate Finance	77,600	786,088
Ares Capital	85,300	1,660,791
Associated Banc-Corp	121,500	2,078,865
Banco Latinoamericano de Comercio Exterior Class E	59,900	1,269,880
Berkshire Hills Bancorp	5,200	104,260
BGC Group Class A	1,498,369	7,911,388
Blue Owl Capital	42,100	583,085
Carlyle Secured Lending	64,600	936,700

73

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Cathay General Bancorp	47,800	$1,661,528
Citizens Financial Group	46,800	1,254,240
CNA Financial	40,395	1,589,543
CNO Financial Group	144,200	3,421,866
Columbia Banking System	224,311	4,553,513
Comerica	34,700	1,441,785
Customers Bancorp †	35,600	1,226,420
Donnelley Financial Solutions †	20,100	1,131,228
Equitable Holdings	68,200	1,936,198
Essent Group	26,800	1,267,372
Euronet Worldwide †	52,900	4,199,202
Everest Group	4,800	1,784,016
F&G Annuities & Life	3,502	98,266
Fidelity National Financial	51,500	2,126,950
Fifth Third Bancorp	57,600	1,459,008
First American Financial	38,200	2,157,918
First BanCorp	89,200	1,200,632
First Busey	74,400	1,429,968
First Merchants	143,399	3,989,360
FleetCor Technologies †	5,600	1,429,904
FS KKR Capital	57,750	1,137,098
Hancock Whitney	31,300	1,157,787
Hanmi Financial	56,800	921,864
HomeStreet	39,900	310,821
Hope Bancorp	122,400	1,083,240
Jefferies Financial Group	47,600	1,743,588
Lincoln National	33,300	822,177
MGIC Investment	107,200	1,789,168
New Mountain Finance	95,300	1,234,135
Oaktree Specialty Lending	1,431	28,792
OFG Bancorp	80,900	2,415,674
OneMain Holdings	34,600	1,387,114
Pacific Premier Bancorp	148,853	3,239,041
PacWest Bancorp	307,037	2,428,663
Popular	18,700	1,178,287
PROG Holdings †	39,600	1,315,116
Radian Group	69,500	1,745,145
Redwood Trust	119,100	849,183
Regions Financial	179,100	3,080,520
Reinsurance Group of America	8,200	1,190,558
Rithm Capital	131,300	1,219,777
Starwood Property Trust	491,104	9,502,862
Synchrony Financial	59,000	1,803,630
Synovus Financial	55,900	1,554,020
Universal Insurance Holdings	11,600	162,632
Unum Group	75,700	3,723,683
Veritex Holdings	62,500	1,121,875
Victory Capital Holdings Class A	39,300	1,310,262
Western Union	66,100	871,198
Zions Bancorp	83,200	2,902,848
		114,097,475
Healthcare — 5.92%
DaVita †	26,200	2,476,686
Enovis †	120,545	6,356,338
Exelixis †	46,800	1,022,580
Globus Medical Class A †	73,807	3,664,518
Ironwood Pharmaceuticals †	167,200	1,610,136
Jazz Pharmaceuticals †	35,100	4,543,344
LivaNova †	92,409	4,886,588
Quest Diagnostics	11,600	1,413,576
QuidelOrtho †	41,603	3,038,683
Select Medical Holdings	94,175	2,379,802
United Therapeutics †	11,800	2,665,266
Universal Health Services Class B	22,600	2,841,498
Viatris	165,100	1,627,886
		38,526,901
Industrials — 19.41%
ACCO Brands	146,000	838,040
Acuity Brands	13,900	2,367,309
AGCO	42,100	4,979,588
Alaska Air Group †	42,900	1,590,732
Allison Transmission Holdings	55,500	3,277,830
Apogee Enterprises	36,200	1,704,296
ArcBest	24,600	2,500,590
Atkore †	37,900	5,654,301
Boise Cascade	18,562	1,912,629
Builders FirstSource †	23,200	2,888,168
BWX Technologies	170,638	12,794,437
CoreCivic †	56,200	632,250
Covenant Logistics Group	59,100	2,591,535
CSG Systems International	18,200	930,384
Deluxe	29,800	562,922
Encore Wire	7,300	1,331,958
Ennis	45,800	971,876
Esab	120,006	8,426,821
GXO Logistics †	201,057	11,791,993
Hillenbrand	31,174	1,318,972
Huntington Ingalls Industries	6,200	1,268,396
Kaman	105,408	2,071,267
ManpowerGroup	26,300	1,928,316
Middleby †	11,052	1,414,656
MillerKnoll	86,600	2,117,370
Moog Class A	19,500	2,202,720
OPENLANE †	534,185	7,970,040
Owens Corning	35,500	4,842,555
Primoris Services	66,384	2,172,748
Quanex Building Products	54,980	1,548,787
RB Global	54,699	3,418,688

74

	Number of
	shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Ryder System	27,700	$2,962,515
Snap-on	9,300	2,372,058
Textainer Group Holdings	40,100	1,493,725
Textron	47,900	3,742,906
Timken	17,600	1,293,424
United Airlines Holdings †	42,100	1,780,830
Verra Mobility †	366,892	6,860,880
Wabash National	57,400	1,212,288
XPO †	61,413	4,585,095
		126,325,895
Information Technology — 7.85%
ACI Worldwide †	149,839	3,380,368
Amdocs	22,500	1,901,025
Amkor Technology	102,600	2,318,760
Arrow Electronics †	24,580	3,078,399
Aviat Networks †	35,786	1,116,523
Cirrus Logic †	15,100	1,116,796
Consensus Cloud Solutions †	78,290	1,971,342
Diodes †	10,500	827,820
Dropbox Class A †	33,500	912,205
Ebix	33,273	328,737
Jabil	52,400	6,649,036
Kimball Electronics †	69,500	1,902,910
Methode Electronics	16,700	381,595
NCR †	37,200	1,003,284
NetApp	32,700	2,481,276
Sanmina †	53,000	2,876,840
Skyworks Solutions	14,400	1,419,696
TD SYNNEX	13,700	1,368,082
Teledyne Technologies †	10,830	4,424,921
Teradata †	67,421	3,035,294
Verint Systems †	280,838	6,456,466
Vishay Precision Group †	35,910	1,205,858
Xerox Holdings	61,300	961,797
		51,119,030
Materials — 9.88%
Arch Resources	6,700	1,143,422
Ashland	101,605	8,299,096
Axalta Coating Systems †	341,286	9,180,593
Berry Global Group	48,200	2,984,062
Chemours	49,500	1,388,475
Eastman Chemical	19,400	1,488,368
FMC	88,443	5,923,028
Greif Class A	34,400	2,298,264
Huntsman	82,070	2,002,508
Ingevity †	10,500	499,905
Koppers Holdings	48,050	1,900,378
Mosaic	55,400	1,972,240
O-I Glass †	59,800	1,000,454
Reliance Steel & Aluminum	14,135	3,706,621
Silgan Holdings	367,886	15,859,565
Steel Dynamics	22,700	2,433,894
Tronox Holdings	38,500	517,440
Westrock	48,000	1,718,400
		64,316,713
Real Estate — 7.17%
American Assets Trust	37,200	723,540
Apple Hospitality REIT	114,600	1,757,964
Armada Hoffler Properties	100,700	1,031,168
Brixmor Property Group	80,400	1,670,712
City Office REIT	137,000	582,250
CTO Realty Growth	46,500	753,765
EPR Properties	45,900	1,906,686
Equity Commonwealth	189,666	3,484,165
Franklin Street Properties	93,612	173,182
Gaming and Leisure Properties	293,692	13,377,671
Global Net Lease	138,800	1,333,868
Host Hotels & Resorts	140,600	2,259,442
Industrial Logistics Properties Trust	63,789	184,350
Kite Realty Group Trust	63,600	1,362,312
Medical Properties Trust	792,238	4,317,697
Newmark Group Class A	462,135	2,971,528
Office Properties Income Trust	45,688	187,321
Omega Healthcare Investors	53,300	1,767,428
Piedmont Office Realty Trust Class A	78,300	440,046
Sabra Health Care REIT	164,500	2,293,130
Service Properties Trust	104,300	802,067
Tanger Factory Outlet Centers	122,610	2,770,986
Uniti Group	107,160	505,795
		46,657,073
Utilities — 1.51%
National Fuel Gas	44,100	2,289,231
NRG Energy	70,400	2,711,808
UGI	45,200	1,039,600
Vistra	114,200	3,789,156
		9,829,795
Total Common Stocks
(cost $624,026,408)		636,114,115

Short-Term Investments — 1.85%
Money Market Mutual Funds — 1.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	3,015,989	3,015,989

75

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	3,015,989	$3,015,989
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	3,015,989	3,015,989
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	3,015,990	3,015,990
Total Short-Term Investments
(cost $12,063,957)		12,063,957
Total Value of Securities—99.57%
(cost $636,090,365)		$648,178,072

†	Non-income producing security.

Summary of abbreviations:

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

76

Statements of assets and liabilities

Optimum Fund Trust	September 30, 2023 (Unaudited)
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value*	$2,673,105,244	$789,322,033	$1,582,067,339	$1,658,722,149	$550,213,736	$648,178,072
Repurchase agreements, at value**	1,040,400,000	—	—	—	—	—
Foreign currencies, at valueΔ	380,638	939,347	196	—	—	—
Cash	8,252,527	178,010	3,897	24,290	29,202	64,232
Cash collateral due from brokers	11,086,557	—	—	—	—	—
Receivable for securities sold	263,055,165	1,617,090	5,964,168	1,135,576	—	6,476,750
Dividends and interest receivable	17,985,892	1,488,000	203,763	1,635,715	161,921	1,248,881
Unrealized appreciation on forward foreign currency exchange contracts	5,660,641	—	8,203	—	—	—
Variation margin due from brokers on centrally cleared interest rate swap contracts	4,773,245	—	—	—	—	—
Receivable for fund shares sold	3,513,920	984,431	2,184,390	2,320,356	836,822	875,077
Unrealized appreciation on over-the-counter credit default swap contracts	776,795	—	—	—	—	—
Variation margin due from brokers on futures contracts	163,470	—	—	—	—	—
Swap payments receivable	1,505	—	—	—	—	—
Foreign tax reclaims receivable	—	2,660,699	29,688	446,154	—	—
Prepaid expenses	—	14,473	17,538	10,330	28,011	18,904
Total Assets	4,029,155,599	797,204,083	1,590,479,182	1,664,294,570	551,269,692	656,861,916
77

Statements of assets and liabilities

Optimum Fund Trust

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at valueS	9,562,811	—	—	—	—	—
Payable for securities purchased	1,342,814,674	2,843,199	3,923,729	1,768,219	449,049	4,352,899
Cash collateral due to brokers	9,062,000	—	—	—	—	—
Payable for fund shares redeemed	4,108,147	1,066,038	2,226,188	2,454,914	787,539	971,097
Variation margin due to brokers on centrally cleared credit default swap contracts	1,139,990	—	—	—	—	—
Investment management fees payable to affiliates	1,105,003	442,842	789,281	871,753	448,233	469,085
Other accrued expenses	893,783	544,540	134,135	111,150	7,226	28,930
Unrealized depreciation on forward foreign currency exchange contracts	806,622	—	—	—	—	—
Upfront payments received on over-the-counter credit default swap contracts	365,330	—	—	—	—	—
Accounting fees payable to affiliates	234,833	67,405	148,488	160,343	49,127	58,227
Unrealized depreciation on over-the-counter credit default swap contracts	131,870	—	—	—	—	—
Distribution fees payable to affiliates	14,456	3,967	16,087	15,250	2,490	2,073
Accrued capital gains taxes on appreciated securities	—	213,973	—	—	—	—
Total Liabilities	1,370,239,519	5,181,964	7,237,908	5,381,629	1,743,664	5,882,311
Total Net Assets	$2,658,916,080	$792,022,119	$1,583,241,274	$1,658,912,941	$549,526,028	$650,979,605

Net Assets Consist of:
Paid-in capital	$3,177,174,465	$1,002,514,378	$1,015,872,100	$1,103,025,420	$624,336,997	$633,374,324
Total distributable earnings (loss)	(518,258,385)	(210,492,259)	567,369,174	555,887,521	(74,810,969)	17,605,281
Total Net Assets	$2,658,916,080	$792,022,119	$1,583,241,274	$1,658,912,941	$549,526,028	$650,979,605
78

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value

Class A:
Net assets	$52,094,387	$13,226,002	$49,746,424	$48,457,946	$7,548,819	$6,374,552
Shares of beneficial interest outstanding, unlimited authorization, no par	6,598,660	1,246,021	2,857,077	2,596,696	790,724	538,050
Net asset value per share	$7.89	$10.61	$17.41	$18.66	$9.55	$11.85
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.26	$11.26	$18.47	$19.80	$10.13	$12.57

Class C:
Net assets	$4,227,845	$1,389,075	$6,385,904	$5,848,154	$1,021,375	$865,294
Shares of beneficial interest outstanding, unlimited authorization, no par	524,513	132,581	508,932	318,424	180,012	87,816
Net asset value per share	$8.06	$10.48	$12.55	$18.37	$5.67	$9.85

Institutional Class:
Net assets	$2,602,593,848	$777,407,042	$1,527,108,946	$1,604,606,841	$540,955,834	$643,739,759
Shares of beneficial interest outstanding, unlimited authorization, no par	329,192,126	72,384,621	77,443,580	85,500,077	47,015,553	50,209,642
Net asset value per share	$7.91	$10.74	$19.72	$18.77	$11.51	$12.82
__________________
*Investments, at cost	$2,936,869,488	$857,126,706	$1,215,350,186	$1,347,035,369	$546,695,468	$636,090,365
**Repurchase agreements, at cost	1,040,400,000	—	—	—	—	—
ΔForeign currencies, at cost	368,403	929,059	197	—	—	—
SOptions written, premium received	(1,200,675)	—	—	—	—	—

See accompanying notes, which are an integral part of the financial statements.

79

Statements of operations

Optimum Fund Trust	Six months ended September 30, 2023 (Unaudited)
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$60,119,248	$—	$—	$—	$—	$—
Dividends	930,002	13,679,555	5,160,404	21,203,881	1,564,220	8,616,911
Foreign tax withheld	—	(1,576,130)	(7,191)	(86,824)	(1,940)	(12,259)
	61,049,250	12,103,425	5,153,213	21,117,057	1,562,280	8,604,652

Expenses:
Management fees	6,577,774	2,760,171	5,902,154	5,862,477	2,841,711	2,962,325
Distribution expenses — Class A	69,708	17,833	64,584	63,907	10,046	8,354
Distribution expenses — Class C	23,751	7,789	34,114	31,527	5,601	4,603
Dividend disbursing and transfer agent fees and expenses	2,370,907	672,844	1,537,827	1,659,712	493,618	582,154
Accounting fees	961,044	284,931	629,061	677,625	213,754	248,958
Reports and statements to shareholders expenses	171,259	76,177	133,418	127,240	71,870	69,804
Trustees’ fees and expenses	159,545	54,141	121,192	114,011	41,197	43,527
Interest expense	113,772	—	—	—	—	—
Custodian fees	75,089	184,493	36,195	16,139	10,982	11,924
Legal fees	49,033	16,494	35,213	35,910	12,431	13,418
Registration fees	47,653	37,625	37,625	45,190	32,612	37,123
Audit and tax fees	33,851	28,563	15,204	13,674	13,822	14,327
Other	172,994	80,324	33,344	31,921	23,122	15,083
	10,826,380	4,221,385	8,579,931	8,679,333	3,770,766	4,011,600
Less expenses waived	—	(308,238)	(877,559)	(101,767)	(217,559)	(182,332)
Less expenses paid indirectly	(5)	(4)	(6)	(6)	(6)	(6)
Total operating expenses	10,826,375	3,913,143	7,702,366	8,577,560	3,553,201	3,829,262
Net Investment Income (Loss)	50,222,875	8,190,282	(2,549,153)	12,539,497	(1,990,921)	4,775,390

See accompanying notes, which are an integral part of the financial statements.

80

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$(63,632,732)	$(10,084,800)	$98,663,510	$178,571,951	$15,528,039	$(926,101)
Foreign currencies	(2,436,635)	(1,460,424)	19,929	57,977	—	—
Forward foreign currency exchange contracts	11,660,114	—	415,489	—	—	—
Futures contracts	(12,958,229)	—	—	—	—	—
Options purchased	1,185,571	—	—	—	—	—
Options written	(1,219,924)	—	—	—	—	—
Swap contracts	(4,241,608)	—	—	—	—	—
Net realized gain (loss)	(71,643,443)	(11,545,224)	99,098,928	178,629,928	15,528,039	(926,101)

Net change in unrealized appreciation (depreciation) on:
Investments[2]	(79,645,416)	(31,636,298)	52,613,398	(161,670,292)	(21,504,862)	(7,227,148)
Foreign currencies	(105,653)	(36,153)	(1,429)	(14,046)	—	—
Forward foreign currency exchange
contracts	3,051,202	—	8,481	—	—	—
Futures contracts	(11,612,334)	—	—	—	—	—
Options purchased	1,804,946	—	—	—	—	—
Options written	(2,990,436)	—	—	—	—	—
Swap contracts	6,750,520	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(82,747,171)	(31,672,451)	52,620,450	(161,684,338)	(21,504,862)	(7,227,148)
Net Realized and Unrealized Gain (Loss)	(154,390,614)	(43,217,675)	151,719,378	16,945,590	(5,976,823)	(8,153,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(104,167,739)	$(35,027,393)	$149,170,225	$29,485,087	$(7,967,744)	$(3,377,859)
[1]	Includes $(144,680) capital gains tax paid for Optimum International Fund.
[2]	Includes $(213,973) capital gains tax accrued for Optimum International Fund.

See accompanying notes, which are an integral part of the financial statements.

81

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$50,222,875	$67,314,384	$8,190,282	$18,109,957
Net realized gain (loss)	(71,643,443)	(185,736,107)	(11,545,224)	(139,050,026)
Net change in unrealized appreciation (depreciation)	(82,747,171)	(54,527,674)	(31,672,451)	12,487,240
Net increase (decrease) in net assets resulting from operations	(104,167,739)	(172,949,397)	(35,027,393)	(108,452,829)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(1,965,455)	—	(420,885)
Class C	—	(1,279)	—	—
Institutional Class	—	(78,006,286)	—	(16,552,929)
	—	(79,973,020)	—	(16,973,814)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	888,710	45,934,561	169,866	10,298,520
Class C	44,667	1,136,989	6,109	280,813
Institutional Class	555,436,638	372,664,096	283,553,489	105,957,924

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,965,203	—	420,447
Class C	—	1,255	—	—
Institutional Class	—	77,934,531	—	16,539,386
	556,370,015	499,636,635	283,729,464	133,497,090
Cost of shares redeemed:
Class A	(5,141,001)	(8,631,042)	(1,025,262)	(2,036,857)
Class C	(668,776)	(61,670,496)	(147,011)	(13,529,499)
Institutional Class	(223,768,589)	(582,844,704)	(62,927,550)	(312,583,865)
	(229,578,366)	(653,146,242)	(64,099,823)	(328,150,221)
Increase (decrease) in net assets derived from capital share transactions	326,791,649	(153,509,607)	219,629,641	(194,653,131)
Net Increase (Decrease) in Net Assets	222,623,910	(406,432,024)	184,602,248	(320,079,774)

Net Assets:
Beginning of period	2,436,292,170	2,842,724,194	607,419,871	927,499,645
End of period	$2,658,916,080	$2,436,292,170	$792,022,119	$607,419,871

See accompanying notes, which are an integral part of the financial statements.

82

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,549,153)	$(3,421,826)	$12,539,497	$26,521,707
Net realized gain (loss)	99,098,928	111,142,905	178,629,928	119,075,510
Net change in unrealized appreciation (depreciation)	52,620,450	(387,608,065)	(161,684,338)	(241,744,357)
Net increase (decrease) in net assets resulting from operations	149,170,225	(279,886,986)	29,485,087	(96,147,140)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(2,458,356)	—	(3,341,089)
Class C	—	(450,307)	—	(342,191)
Institutional Class	—	(71,264,669)	—	(120,346,100)
	—	(74,173,332)	—	(124,029,380)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	535,447	33,398,822	528,148	39,649,598
Class C	21,256	644,530	31,854	362,130
Institutional Class	102,403,030	373,013,489	115,846,845	468,582,728

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	2,454,756	—	3,337,679
Class C	—	448,282	—	325,642
Institutional Class	—	71,183,682	—	120,186,745
	102,959,733	481,143,561	116,406,847	632,444,522
Cost of shares redeemed:
Class A	(4,432,736)	(7,114,887)	(4,228,206)	(9,413,669)
Class C	(734,478)	(45,095,685)	(560,622)	(55,344,441)
Institutional Class	(443,118,416)	(282,886,246)	(517,798,392)	(388,298,146)
	(448,285,630)	(335,096,818)	(522,587,220)	(453,056,256)
Increase (decrease) in net assets derived from capital share transactions	(345,325,897)	146,046,743	(406,180,373)	179,388,266
Net Decrease in Net Assets	(196,155,672)	(208,013,575)	(376,695,286)	(40,788,254)

Net Assets:
Beginning of period	1,779,396,946	1,987,410,521	2,035,608,227	2,076,396,481
End of period	$1,583,241,274	$1,779,396,946	$1,658,912,941	$2,035,608,227

See accompanying notes, which are an integral part of the financial statements.

83

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23	Six months ended 9/30/23 (Unaudited)	Year ended 3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,990,921)	$(5,208,782)	$4,775,390	$8,845,894
Net realized gain (loss)	15,528,039	(79,410,404)	(926,101)	20,209,800
Net change in unrealized appreciation (depreciation)	(21,504,862)	(19,782,519)	(7,227,148)	(127,888,299)
Net increase (decrease) in net assets resulting from operations	(7,967,744)	(104,401,705)	(3,377,859)	(98,832,605)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(794,483)	—	(657,170)
Class C	—	(183,775)	—	(94,176)
Institutional Class	—	(37,728,231)	—	(51,124,848)
	—	(38,706,489)	—	(51,876,194)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	113,950	5,753,368	77,406	5,353,981
Class C	2,641	141,183	1,278	67,209
Institutional Class	102,663,759	102,343,208	95,459,693	98,641,309

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	793,457	—	656,496
Class C	—	183,031	—	89,466
Institutional Class	—	37,695,573	—	51,091,326
	102,780,350	146,909,820	95,538,377	155,899,787
Cost of shares redeemed:
Class A	(617,417)	(1,169,748)	(512,737)	(1,207,087)
Class C	(97,607)	(7,814,646)	(66,136)	(7,525,897)
Institutional Class	(46,099,608)	(239,862,393)	(52,148,409)	(177,151,622)
	(46,814,632)	(248,846,787)	(52,727,282)	(185,884,606)
Increase (decrease) in net assets derived from capital share transactions	55,965,718	(101,936,967)	42,811,095	(29,984,819)
Net Increase (Decrease) in Net Assets	47,997,974	(245,045,161)	39,433,236	(180,693,618)

Net Assets:
Beginning of period	501,528,054	746,573,215	611,546,369	792,239,987
End of period	$549,526,028	$501,528,054	$650,979,605	$611,546,369

See accompanying notes, which are an integral part of the financial statements.

84

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.22	$9.04	$9.70	$9.67	$9.46	$9.35

Income (loss) from investment operations:
Net investment income[2]	0.15	0.20	0.14	0.15	0.21	0.23
Net realized and unrealized gain (loss)	(0.48)	(0.76)	(0.61)	0.37	0.29	0.08
Total from investment operations	(0.33)	(0.56)	(0.47)	0.52	0.50	0.31

Less dividends and distributions from:
Net investment income	—	(0.26)	(0.15)	(0.15)	(0.23)	(0.20)
Net realized gain	—	— [3]	(0.04)	(0.34)	(0.06)	—
Total dividends and distributions	—	(0.26)	(0.19)	(0.49)	(0.29)	(0.20)

Net asset value, end of period	$7.89	$8.22	$9.04	$9.70	$9.67	$9.46

Total return[4]	(4.01)%	(6.10)%	(4.99)%	5.21%	5.24%[5]	3.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,094	$58,498	$21,244	$24,142	$24,827	$26,613
Ratio of expenses to average net assets[6]	1.06%	1.06%	1.05%	1.06%	1.07%	1.08%
Ratio of net investment income to average net assets	3.57%	2.42%	1.40%	1.52%	2.11%	2.43%
Portfolio turnover	145%[7]	254%	219%[7]	217%[7]	361%[7]	453%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

85

Financial highlights

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$8.42	$9.05	$9.69	$9.67	$9.45	$9.34

Income (loss) from investment operations:
Net investment income[2]	0.12	0.14	0.06	0.08	0.13	0.16
Net realized and unrealized gain (loss)	(0.48)	(0.77)	(0.59)	0.35	0.30	0.07
Total from investment operations	(0.36)	(0.63)	(0.53)	0.43	0.43	0.23

Less dividends and distributions from:
Net investment income	—	—	(0.07)	(0.07)	(0.15)	(0.12)
Net realized gain	—	— [3]	(0.04)	(0.34)	(0.06)	—
Total dividends and distributions	—	—	(0.11)	(0.41)	(0.21)	(0.12)

Net asset value, end of period	$8.06	$8.42	$9.05	$9.69	$9.67	$9.45

Total return[4]	(4.28)%	(6.94)%	(5.55)%	4.30%	4.55%[5]	2.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,228	$5,048	$71,985	$85,821	$85,853	$92,295
Ratio of expenses to average net assets[6]	1.81%	1.81%	1.80%	1.81%	1.82%	1.83%
Ratio of net investment income to average net assets	2.82%	1.67%	0.65%	0.77%	1.36%	1.68%
Portfolio turnover	145%[7]	254%	219%[7]	217%[7]	361%[7]	453%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

86

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20		3/31/19
Net asset value, beginning of period	$8.22	$9.03	$9.68	$9.66	$9.45		$9.34

Income (loss) from investment operations:
Net investment income[2]	0.16	0.22	0.16	0.18	0.23		0.25
Net realized and unrealized gain (loss)	(0.47)	(0.76)	(0.59)	0.36	0.29		0.08
Total from investment operations	(0.31)	(0.54)	(0.43)	0.54	0.52		0.33

Less dividends and distributions from:
Net investment income	—	(0.27)	(0.18)	(0.18)	(0.25)		(0.22)
Net realized gain	—	— [3]	(0.04)	(0.34)	(0.06)		—
Total dividends and distributions	—	(0.27)	(0.22)	(0.52)	(0.31)		(0.22)

Net asset value, end of period	$7.91	$8.22	$9.03	$9.68	$9.66		$9.45

Total return[4]	(3.77)%	(5.91)%	(4.65)%	5.37%	5.52	%5	3.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,602,594	$2,372,746	$2,749,495	$2,725,281	$2,378,904		$2,249,912
Ratio of expenses to average net assets[6]	0.81%	0.81%	0.80%	0.81%	0.82%		0.83%
Ratio of net investment income to average net assets	3.82%	2.67%	1.65%	1.77%	2.36%		2.68%
Portfolio turnover	145%[7]	254%	219%[7]	217%[7]	361%[7]		453%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See accompanying notes, which are an integral part of the financial statements.

87

Financial highlights

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.08	$12.33	$15.40	$9.93	$12.59	$14.42

Income (loss) from investment operations:
Net investment income[2]	0.11	0.25	0.22	0.16	0.20	0.17
Net realized and unrealized gain (loss)	(0.58)	(1.19)	(1.20)	5.59	(2.61)	(1.00)
Total from investment operations	(0.47)	(0.94)	(0.98)	5.75	(2.41)	(0.83)

Less dividends and distributions from:
Net investment income	—	(0.31)	(0.27)	(0.12)	(0.21)	(0.18)
Net realized gain	—	—	(1.82)	(0.16)	(0.04)	(0.82)
Total dividends and distributions	—	(0.31)	(2.09)	(0.28)	(0.25)	(1.00)

Net asset value, end of period	$10.61	$11.08	$12.33	$15.40	$9.93	$12.59

Total return[3]	(4.24)%[4]	(7.49)%[4]	(7.55)%[4]	58.20%[4]	(19.62)%[4]	(5.33)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,226	$14,663	$6,071	$7,494	$5,121	$7,275
Ratio of expenses to average net assets[5]	1.29%	1.31%	1.34%	1.34%	1.37%	1.37%
Ratio of expenses to average net assets prior to fees waived[5]	1.37%	1.38%	1.36%	1.35%	1.39%	1.37%
Ratio of net investment income to average net assets	1.95%	2.37%	1.46%	1.21%	1.62%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.87%	2.30%	1.44%	1.20%	1.60%	1.30%
Portfolio turnover	33%	54%	106%	71%	51%	63%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

88

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.98	$11.96	$14.98	$9.68	$12.27	$14.06

Income (loss) from investment operations:
Net investment income[2]	0.07	0.17	0.10	0.06	0.11	0.07
Net realized and unrealized gain (loss)	(0.57)	(1.15)	(1.15)	5.43	(2.54)	(0.98)
Total from investment operations	(0.50)	(0.98)	(1.05)	5.49	(2.43)	(0.91)

Less dividends and distributions from:
Net investment income	—	—	(0.15)	(0.03)	(0.12)	(0.06)
Net realized gain	—	—	(1.82)	(0.16)	(0.04)	(0.82)
Total dividends and distributions	—	—	(1.97)	(0.19)	(0.16)	(0.88)

Net asset value, end of period	$10.48	$10.98	$11.96	$14.98	$9.68	$12.27

Total return[3]	(4.55)%[4]	(8.19)%[4]	(8.21)%[4]	56.92%[4]	(20.16)%[4]	(6.07)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,389	$1,598	$17,442	$22,367	$15,138	$21,763
Ratio of expenses to average net assets[5]	2.04%	2.06%	2.09%	2.09%	2.12%	2.12%
Ratio of expenses to average net assets prior to fees waived[5]	2.12%	2.13%	2.11%	2.10%	2.14%	2.12%
Ratio of net investment income to average net assets	1.20%	1.62%	0.71%	0.46%	0.87%	0.55%
Ratio of net investment income to average net assets prior to fees waived	1.12%	1.55%	0.69%	0.45%	0.85%	0.55%
Portfolio turnover	33%	54%	106%	71%	51%	63%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

89

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.20	$12.44	$15.52	$10.00	$12.68	$14.52

Income (loss) from investment operations:
Net investment income[2]	0.12	0.28	0.26	0.19	0.24	0.21
Net realized and unrealized gain (loss)	(0.58)	(1.20)	(1.21)	5.64	(2.63)	(1.02)
Total from investment operations	(0.46)	(0.92)	(0.95)	5.83	(2.39)	(0.81)

Less dividends and distributions from:
Net investment income	—	(0.32)	(0.31)	(0.15)	(0.25)	(0.21)
Net realized gain	—	—	(1.82)	(0.16)	(0.04)	(0.82)
Total dividends and distributions	—	(0.32)	(2.13)	(0.31)	(0.29)	(1.03)

Net asset value, end of period	$10.74	$11.20	$12.44	$15.52	$10.00	$12.68

Total return[3]	(4.11)%[4]	(7.24)%[4]	(7.31)%[4]	58.64%[4]	(19.44)%[4]	(5.09)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$777,407	$591,159	$903,987	$901,797	$406,933	$524,925
Ratio of expenses to average net assets[5]	1.04%	1.06%	1.09%	1.09%	1.12%	1.12%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.13%	1.11%	1.10%	1.14%	1.12%
Ratio of net investment income to average net assets	2.20%	2.62%	1.71%	1.46%	1.87%	1.55%
Ratio of net investment income to average net assets prior to fees waived	2.12%	2.55%	1.69%	1.45%	1.85%	1.55%
Portfolio turnover	33%	54%	106%	71%	51%	63%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

90

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$16.09	$19.88	$22.49	$15.51	$16.70	$17.22

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.07)	(0.19)	(0.14)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	1.37	(2.93)	1.26	9.03	(0.53)	1.82
Total from investment operations	1.32	(3.00)	1.07	8.89	(0.60)	1.79

Less dividends and distributions from:
Net realized gain	—	(0.79)	(3.68)	(1.91)	(0.59)	(2.31)
Total dividends and distributions	—	(0.79)	(3.68)	(1.91)	(0.59)	(2.31)

Net asset value, end of period	$17.41	$16.09	$19.88	$22.49	$15.51	$16.70

Total return[3]	8.20%[4]	(14.76)%[4]	2.49%[4]	57.75%	(4.03)%	11.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,746	$49,563	$23,861	$27,906	$22,363	$29,605
Ratio of expenses to average net assets[5]	1.14%	1.17%	1.22%	1.23%	1.24%	1.25%
Ratio of expenses to average net assets prior to fees waived[5]	1.24%	1.25%	1.22%	1.23%	1.24%	1.25%
Ratio of net investment loss to average net assets	(0.54)%	(0.43)%	(0.80)%	(0.65)%	(0.38)%	(0.19)%
Ratio of net investment loss to average net assets prior to fees waived	(0.64)%	(0.51)%	(0.80)%	(0.65)%	(0.38)%	(0.19)%
Portfolio turnover	23%	90%[6]	25%	27%	29%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replacing T. Rowe Price and ClearBridge Investments, LLC replacing the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.

See accompanying notes, which are an integral part of the financial statements.

91

Financial highlights

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.64	$14.77	$17.63	$12.52	$13.68	$14.62

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.14)	(0.28)	(0.24)	(0.16)	(0.14)
Net realized and unrealized gain (loss)	0.99	(2.20)	1.10	7.26	(0.41)	1.51
Total from investment operations	0.91	(2.34)	0.82	7.02	(0.57)	1.37

Less dividends and distributions from:
Net realized gain	—	(0.79)	(3.68)	(1.91)	(0.59)	(2.31)
Total dividends and distributions	—	(0.79)	(3.68)	(1.91)	(0.59)	(2.31)

Net asset value, end of period	$12.55	$11.64	$14.77	$17.63	$12.52	$13.68

Total return[3]	7.82%[4]	(15.41)%[4]	1.72%[4]	56.56%	(4.71)%	10.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,386	$6,568	$65,193	$79,209	$63,237	$83,010
Ratio of expenses to average net assets[5]	1.89%	1.92%	1.97%	1.98%	1.99%	2.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.99%	2.00%	1.97%	1.98%	1.99%	2.00%
Ratio of net investment loss to average net assets	(1.29)%	(1.18)%	(1.55)%	(1.40)%	(1.13)%	(0.94)%
Ratio of net investment loss to average net assets prior to fees waived	(1.39)%	(1.26)%	(1.55)%	(1.40)%	(1.13)%	(0.94)%
Portfolio turnover	23%	90%[6]	25%	27%	29%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replacing T. Rowe Price and ClearBridge Investments, LLC replacing the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.

See accompanying notes, which are an integral part of the financial statements.

92

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.19	$22.30	$24.79	$16.93	$18.13	$18.46

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)	(0.03)	(0.14)	(0.09)	(0.02)	0.01
Net realized and unrealized gain (loss)	1.56	(3.29)	1.33	9.86	(0.59)	1.97
Total from investment operations	1.53	(3.32)	1.19	9.77	(0.61)	1.98

Less dividends and distributions from:
Net realized gain	—	(0.79)	(3.68)	(1.91)	(0.59)	(2.31)
Total dividends and distributions	—	(0.79)	(3.68)	(1.91)	(0.59)	(2.31)

Net asset value, end of period	$19.72	$18.19	$22.30	$24.79	$16.93	$18.13

Total return[3]	8.41%[4]	(14.59)%[4]	2.75%[4]	58.11%	(3.77)%	11.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,527,109	$1,723,266	$1,898,357	$1,824,739	$1,392,797	$1,563,552
Ratio of expenses to average net assets[5]	0.89%	0.92%	0.97%	0.98%	0.99%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	0.99%	1.00%	0.97%	0.98%	0.99%	1.00%
Ratio of net investment income (loss) to average net assets	(0.29)%	(0.18)%	(0.55)%	(0.40)%	(0.13)%	0.06%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.39)%	(0.26)%	(0.55)%	(0.40)%	(0.13)%	0.06%
Portfolio turnover	23%	90%[6]	25%	27%	29%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replacing T. Rowe Price and ClearBridge Investments, LLC replacing the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.

See accompanying notes, which are an integral part of the financial statements.

93

Financial highlights

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.42	$20.72	$19.72	$13.22	$15.83	$15.89

Income (loss) from investment operations:
Net investment income[2]	0.11	0.21	0.16	0.17	0.20	0.19
Net realized and unrealized gain (loss)	0.13	(1.35)	2.37	6.52	(2.37)	0.38
Total from investment operations	0.24	(1.14)	2.53	6.69	(2.17)	0.57

Less dividends and distributions from:
Net investment income	—	(0.22)	(0.23)	(0.10)	(0.20)	(0.18)
Net realized gain	—	(0.94)	(1.30)	(0.09)	(0.24)	(0.45)
Total dividends and distributions	—	(1.16)	(1.53)	(0.19)	(0.44)	(0.63)

Net asset value, end of period	$18.66	$18.42	$20.72	$19.72	$13.22	$15.83

Total return[3]	1.30%[4]	(5.61)%[4]	12.91%	50.73%	(14.37)%	3.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,458	$51,404	$23,414	$23,730	$17,123	$23,742
Ratio of expenses to average net assets[5]	1.17%	1.17%	1.18%	1.19%	1.20%	1.20%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%	1.17%	1.18%	1.19%	1.20%	1.20%
Ratio of net investment income to average net assets	1.12%	1.12%	0.76%	1.04%	1.19%	1.23%
Ratio of net investment income to average net assets prior to fees waived	1.11%	1.12%	0.76%	1.04%	1.19%	1.23%
Portfolio turnover	8%	22%	9%	20%	23%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

94

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.19	$20.41	$19.44	$13.06	$15.65	$15.69

Income (loss) from investment operations:
Net investment income[2]	0.03	0.07	—	0.05	0.07	0.07
Net realized and unrealized gain (loss)	0.15	(1.35)	2.34	6.42	(2.35)	0.38
Total from investment operations	0.18	(1.28)	2.34	6.47	(2.28)	0.45

Less dividends and distributions from:
Net investment income	—	—	(0.07)	—	(0.07)	(0.04)
Net realized gain	—	(0.94)	(1.30)	(0.09)	(0.24)	(0.45)
Total dividends and distributions	—	(0.94)	(1.37)	(0.09)	(0.31)	(0.49)

Net asset value, end of period	$18.37	$18.19	$20.41	$19.44	$13.06	$15.65

Total return[3]	0.99%[4]	(6.37)%[4]	12.07%	49.61%	(15.04)%	3.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,848	$6,301	$64,602	$69,778	$50,036	$69,415
Ratio of expenses to average net assets[5]	1.92%	1.92%	1.93%	1.94%	1.95%	1.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.93%	1.92%	1.93%	1.94%	1.95%	1.95%
Ratio of net investment income to average net assets	0.37%	0.37%	0.01%	0.29%	0.44%	0.48%
Ratio of net investment income to average net assets prior to fees waived	0.36%	0.37%	0.01%	0.29%	0.44%	0.48%
Portfolio turnover	8%	22%	9%	20%	23%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

95

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$18.50	$20.78	$19.77	$13.25	$15.87	$15.93

Income (loss) from investment operations:
Net investment income[2]	0.13	0.26	0.21	0.21	0.24	0.23
Net realized and unrealized gain (loss)	0.14	(1.36)	2.39	6.54	(2.38)	0.38
Total from investment operations	0.27	(1.10)	2.60	6.75	(2.14)	0.61

Less dividends and distributions from:
Net investment income	—	(0.24)	(0.29)	(0.14)	(0.24)	(0.22)
Net realized gain	—	(0.94)	(1.30)	(0.09)	(0.24)	(0.45)
Total dividends and distributions	—	(1.18)	(1.59)	(0.23)	(0.48)	(0.67)

Net asset value, end of period	$18.77	$18.50	$20.78	$19.77	$13.25	$15.87

Total return[3]	1.46%[4]	(5.40)%[4]	13.22%	51.11%	(14.19)%	4.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,604,607	$1,977,903	$1,988,380	$1,724,882	$1,217,465	$1,474,723
Ratio of expenses to average net assets[5]	0.92%	0.92%	0.93%	0.94%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	0.93%	0.92%	0.93%	0.94%	0.95%	0.95%
Ratio of net investment income to average net assets	1.37%	1.37%	1.01%	1.29%	1.44%	1.48%
Ratio of net investment income to average net assets prior to fees waived	1.36%	1.37%	1.01%	1.29%	1.44%	1.48%
Portfolio turnover	8%	22%	9%	20%	23%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

96

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.68	$12.29	$18.05	$10.17	$13.43	$15.51

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.11)	(0.20)	(0.18)	(0.15)	(0.17)
Net realized and unrealized gain (loss)	(0.08)	(1.53)	(0.15)	10.98	(1.77)	1.20
Total from investment operations	(0.13)	(1.64)	(0.35)	10.80	(1.92)	1.03

Less dividends and distributions from:
Net realized gain	—	(0.97)	(5.41)	(2.92)	(1.34)	(3.11)
Total dividends and distributions	—	(0.97)	(5.41)	(2.92)	(1.34)	(3.11)

Net asset value, end of period	$9.55	$9.68	$12.29	$18.05	$10.17	$13.43

Total return[3]	(1.34)%	(13.08)%	(5.76)%	109.54%	(16.32)%	8.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,549	$8,144	$3,864	$5,016	$3,241	$4,788
Ratio of expenses to average net assets[4]	1.54%	1.54%	1.56%	1.56%	1.54%	1.54%
Ratio of expenses to average net assets prior to fees waived[4]	1.62%	1.61%	1.57%	1.58%	1.63%	1.65%
Ratio of net investment loss to average net assets	(0.97)%	(1.14)%	(1.19)%	(1.18)%	(1.11)%	(1.11)%
Ratio of net investment loss to average net assets prior to fees waived	(1.05)%	(1.21)%	(1.20)%	(1.20)%	(1.20)%	(1.22)%
Portfolio turnover	70%	114%	98%	111%	93%	82%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

97

Financial highlights

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$5.77	$7.85	$13.43	$8.02	$10.94	$13.32

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.13)	(0.23)	(0.23)	(0.20)	(0.24)
Net realized and unrealized gain (loss)	(0.05)	(0.98)	0.06	8.56	(1.38)	0.97
Total from investment operations	(0.10)	(1.11)	(0.17)	8.33	(1.58)	0.73

Less dividends and distributions from:
Net realized gain	—	(0.97)	(5.41)	(2.92)	(1.34)	(3.11)
Total dividends and distributions	—	(0.97)	(5.41)	(2.92)	(1.34)	(3.11)

Net asset value, end of period	$5.67	$5.77	$7.85	$13.43	$8.02	$10.94

Total return[3]	(1.73)%	(13.76)%	(6.51)%	108.02%	(16.95)%	7.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,021	$1,132	$10,474	$14,372	$9,353	$13,510
Ratio of expenses to average net assets[4]	2.29%	2.29%	2.31%	2.31%	2.29%	2.29%
Ratio of expenses to average net assets prior to fees waived[4]	2.37%	2.36%	2.32%	2.33%	2.38%	2.40%
Ratio of net investment loss to average net assets	(1.72)%	(1.89)%	(1.94)%	(1.93)%	(1.86)%	(1.86)%
Ratio of net investment loss to average net assets prior to fees waived	(1.80)%	(1.96)%	(1.95)%	(1.95)%	(1.95)%	(1.97)%
Portfolio turnover	70%	114%	98%	111%	93%	82%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

98

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.65	$14.52	$20.37	$11.25	$14.69	$16.63

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.11)	(0.18)	(0.16)	(0.12)	(0.14)
Net realized and unrealized gain (loss)	(0.10)	(1.79)	(0.26)	12.20	(1.98)	1.31
Total from investment operations	(0.14)	(1.90)	(0.44)	12.04	(2.10)	1.17

Less dividends and distributions from:
Net realized gain	—	(0.97)	(5.41)	(2.92)	(1.34)	(3.11)
Total dividends and distributions	—	(0.97)	(5.41)	(2.92)	(1.34)	(3.11)

Net asset value, end of period	$11.51	$11.65	$14.52	$20.37	$11.25	$14.69

Total return[3]	(1.20)%	(12.86)%	(5.54)%	110.06%	(16.14)%	8.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$540,956	$492,252	$732,235	$737,128	$406,140	$494,476
Ratio of expenses to average net assets[4]	1.29%	1.29%	1.31%	1.31%	1.29%	1.29%
Ratio of expenses to average net assets prior to fees waived[4]	1.37%	1.36%	1.32%	1.33%	1.38%	1.40%
Ratio of net investment loss to average net assets	(0.72)%	(0.89)%	(0.94)%	(0.93)%	(0.86)%	(0.86)%
Ratio of net investment loss to average net assets prior to fees waived	(0.80)%	(0.96)%	(0.95)%	(0.95)%	(0.95)%	(0.97)%
Portfolio turnover	70%	114%	98%	111%	93%	82%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

99

Financial highlights

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$11.93	$14.90	$14.93	$8.36	$12.14	$13.66

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.14	(0.04)	0.19	0.10	0.11
Net realized and unrealized gain (loss)	(0.15)	(1.95)	1.01	6.92	(3.50)	(0.69)
Total from investment operations	(0.08)	(1.81)	0.97	7.11	(3.40)	(0.58)

Less dividends and distributions from:
Net investment income	—	(0.12)	(0.12)	(0.09)	(0.11)	(0.06)
Net realized gain	—	(1.04)	(0.88)	(0.45)	(0.27)	(0.88)
Total dividends and distributions	—	(1.16)	(1.00)	(0.54)	(0.38)	(0.94)

Net asset value, end of period	$11.85	$11.93	$14.90	$14.93	$8.36	$12.14

Total return[3]	(0.67)%	(12.44)%	6.45%	86.21%	(29.10)%	(3.83)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,375	$6,852	$3,328	$3,765	$1,970	$3,266
Ratio of expenses to average net assets[4]	1.43%	1.44%	1.46%	1.49%	1.47%	1.46%
Ratio of expenses to average net assets prior to fees waived[4]	1.49%	1.48%	1.46%	1.50%	1.52%	1.54%
Ratio of net investment income (loss) to average net assets	1.23%	1.07%	(0.26)%	1.65%	0.79%	0.87%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.17%	1.03%	(0.26)%	1.64%	0.74%	0.79%
Portfolio turnover	8%	17%	17%	85%[5]	33%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

100

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$9.96	$12.62	$12.78	$7.22	$10.54	$12.01

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.04	(0.13)	0.09	— [3]	0.01
Net realized and unrealized gain (loss)	(0.13)	(1.66)	0.87	5.94	(3.02)	(0.60)
Total from investment operations	(0.11)	(1.62)	0.74	6.03	(3.02)	(0.59)

Less dividends and distributions from:
Net investment income	—	—	(0.02)	(0.02)	(0.03)	—
Net realized gain	—	(1.04)	(0.88)	(0.45)	(0.27)	(0.88)
Total dividends and distributions	—	(1.04)	(0.90)	(0.47)	(0.30)	(0.88)

Net asset value, end of period	$9.85	$9.96	$12.62	$12.78	$7.22	$10.54

Total return[4]	(1.10)%	(13.13)%	5.70%	84.75%	(29.65)%	(4.50)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$865	$939	$9,318	$11,354	$6,042	$9,508
Ratio of expenses to average net assets[5]	2.18%	2.19%	2.21%	2.24%	2.22%	2.21%
Ratio of expenses to average net assets prior to fees waived[5]	2.24%	2.23%	2.21%	2.25%	2.27%	2.29%
Ratio of net investment income (loss) to average net assets	0.48%	0.32%	(1.01)%	0.90%	0.04%	0.12%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.42%	0.28%	(1.01)%	0.89%	(0.01)%	0.04%
Portfolio turnover	8%	17%	17%	85%[6]	33%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

101

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/23[1]	Year ended
	(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$12.90	$15.98	$15.94	$8.90	$12.90	$14.45

Income (loss) from investment operations:
Net investment income[2]	0.10	0.19	—	0.23	0.14	0.16
Net realized and unrealized gain (loss)	(0.18)	(2.10)	1.08	7.37	(3.73)	(0.73)
Total from investment operations	(0.08)	(1.91)	1.08	7.60	(3.59)	(0.57)

Less dividends and distributions from:
Net investment income	—	(0.13)	(0.16)	(0.11)	(0.14)	(0.10)
Net realized gain	—	(1.04)	(0.88)	(0.45)	(0.27)	(0.88)
Total dividends and distributions	—	(1.17)	(1.04)	(0.56)	(0.41)	(0.98)

Net asset value, end of period	$12.82	$12.90	$15.98	$15.94	$8.90	$12.90

Total return[3]	(0.62)%	(12.19)%	6.74%	86.63%	(28.92)%	(3.55)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$643,740	$603,755	$779,594	$701,597	$366,656	$506,814
Ratio of expenses to average net assets[4]	1.18%	1.19%	1.21%	1.24%	1.22%	1.21%
Ratio of expenses to average net assets prior to fees waived[4]	1.24%	1.23%	1.21%	1.25%	1.27%	1.29%
Ratio of net investment income (loss) to average net assets	1.48%	1.32%	(0.01)%	1.90%	1.04%	1.12%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.42%	1.28%	(0.01)%	1.89%	0.99%	1.04%
Portfolio turnover	8%	17%	17%	85%[5]	33%	32%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	As a result of Cardinal Capital Management LLC replacing Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

102

Notes to financial statements

Optimum Fund Trust	September 30, 2023 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers 6 series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, interest rate swap contracts (IRS), CDS and IRS options contracts (swaptions) are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months

(continues)	103

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

ended September 30, 2023, and for all open tax years (years ended March 31, 2020–March 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 28, 2023 and September 29, 2023 and matured by October 2, 2023 and October 3, 2023, respectively.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or US government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended September 30, 2023, the Fund had average reverse repurchase agreements of $948 for which it paid interest at an average rate of (30.78%). There were no reverse repurchase agreements open at the six months ended September 30, 2023.

Short Sales — Optimum Large Cap Value Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out. There were no short sales for the six months ended September 30, 2023.

Mortgage Dollar Rolls — Optimum Fixed Income Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgo principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund is subject to leverage risk on certain transactions, such as the loans of portfolio securities, and the use of when issued or delayed delivery transactions or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. The use of such transactions entails a heightened risk of loss.

104

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Funds invest are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)	105

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

DMC, a series of Macquarie Investment Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion
106

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum Small-Mid Cap Growth Fund	1.1000% of net assets up to $250 million
1.0000% of net assets from $250 million to $500 million
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Small-Mid Cap Value Fund	1.0000% of net assets up to $250 million
0.9000% of net assets from $250 million to $500 million
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited; Optimum International Fund – Acadian Asset Management LLC (Acadian), and Baillie Gifford Overseas Limited (Baillie Gifford); Optimum Large Cap Growth Fund – Los Angeles Capital Management LLC (Los Angeles Capital) and American Century Investment Management, Inc. (American Century); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Great Lakes Advisors (Great Lakes); Optimum Small-Mid Cap Growth Fund – Principal Dynamic Investors (Principal; formerly known as, Columbus Circle Investors) and Peregrine Capital Management, LLC (PCM); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Cardinal Capital Management LLC (Cardinal).

For the six months ended September 30, 2023, DMC paid the following sub-advisory fees:

Sub-advisory fees
Optimum Fixed Income Fund	$1,548,625
Optimum International Fund	1,487,234
Optimum Large Cap Growth Fund	1,799,708
Optimum Large Cap Value Fund	2,703,468
Optimum Small-Mid Cap Growth Fund	1,334,367
Optimum Small-Mid Cap Value Fund	1,448,988

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2023 (except as noted) through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets
Optimum Fixed Income Fund	0.83%
Optimum International Fund	1.08%*
Optimum Large Cap Growth Fund	0.97%*
Optimum Large Cap Value Fund	0.92%
Optimum Small-Mid Cap Growth Fund	1.29%
Optimum Small-Mid Cap Value Fund	1.18%
(continues)	107

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

* Effective July 31, 2023. For the period April 1, 2023 through July 30, 2023, the expense limitation for Optimum International Fund and Optimum Large Cap Growth Fund was 1.04% and 0.89%, respectively.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets for the period April 1, 2023 (except as noted) through July 30, 2024 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Optimum Fixed Income Fund	1.08%	1.83%	0.83%
Optimum International Fund	1.33%**	2.08%**	1.08%**
Optimum Large Cap Growth Fund	1.22%***	1.97%***	0.97%***
Optimum Large Cap Value Fund	1.17%	1.92%	0.92%
Optimum Small-Mid Cap Growth Fund	1.54%	2.29%	1.29%
Optimum Small-Mid Cap Value Fund	1.43%	2.18%	1.18%

**   Effective July 31, 2023. For the period April 1, 2023 through July 31, 2023, the expense limitation were as follows for Class A, Class C and Institutional Class, respectively: 1.29%, 2.04%, and 1.04%.

***  Effective July 31, 2023. For the period April 1, 2023 through July 31, 2023, the expense limitation were as follows for Class A, Class C and Institutional Class, respectively: 1.14%, 1.89%, and 0.89%.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distribution and dissemination of Funds’ NAV and performance data. For these services the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rates: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next $2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended September 30, 2023, each Fund paid for these services as follows:

Fund	Fees
Optimum Fixed Income Fund	$774,076
Optimum International Fund	221,114
Optimum Large Cap Growth Fund	503,374
Optimum Large Cap Value Fund	542,837
Optimum Small-Mid Cap Growth Fund	162,799
Optimum Small-Mid Cap Value Fund	191,611

DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.

DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.18% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

108

Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

For the six months ended September 30, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Optimum Fixed Income Fund	$1,936
Optimum International Fund	615
Optimum Large Cap Growth Fund	2,128
Optimum Large Cap Value Fund	1,921
Optimum Small-Mid Cap Growth Fund	447
Optimum Small-Mid Cap Value Fund	275

For the six months ended September 30, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class C
Optimum Fixed Income Fund	$—
Optimum International Fund	—
Optimum Large Cap Growth Fund	—
Optimum Large Cap Value Fund	11
Optimum Small-Mid Cap Growth Fund	—
Optimum Small-Mid Cap Value Fund	—

DMC, DIFSC, and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended September 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Optimum Fixed Income Fund	$231,279,080	$3,683,894,099	$251,421,014	$3,349,505,314
Optimum International Fund	460,513,525	—	235,658,413	—
Optimum Large Cap Growth Fund	395,487,804	—	740,589,873	—
Optimum Large Cap Value Fund	138,314,030	—	520,965,335	—
Optimum Small-Mid Cap Growth Fund	428,827,590	—	373,683,101	—
Optimum Small-Mid Cap Value Fund	101,509,718	—	51,209,554	—

(continues)	109

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

At September 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Optimum Fixed Income Fund	$3,976,068,813	$22,658,643	$(301,024,673)	$(278,366,030)
Optimum International Fund	857,126,706	49,687,608	(117,492,281)	(67,804,673)
Optimum Large Cap Growth Fund	1,215,350,186	393,804,910	(27,079,554)	366,725,356
Optimum Large Cap Value Fund	1,347,035,369	382,175,181	(70,488,401)	311,686,780
Optimum Small-Mid Cap Growth Fund	546,695,468	49,722,958	(46,204,690)	3,518,268
Optimum Small-Mid Cap Value Fund	636,090,365	104,766,405	(92,678,698)	12,087,707

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2023, capital loss carryforwards available to offset future realized capital gains are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Optimum Fixed Income Fund	$101,768,173	$86,722,161	$188,490,334
Optimum International Fund	43,146,168	88,921,926	132,068,094
Optimum Small-Mid Cap Growth Fund	83,095,534	—	83,095,534

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 -	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are

110

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of September 30, 2023:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$55,579,722	$—		$55,579,722
Agency Commercial Mortgage-Backed Securities	—	1,431,446	—		1,431,446
Agency Mortgage-Backed Securities	—	931,811,844	—		931,811,844
Collateralized Debt Obligations	—	143,465,946	—		143,465,946
Common Stock	—	—	720,270		720,270
Convertible Bond	—	2,478,278	—		2,478,278
Corporate Bonds	—	754,562,665	—	[1,2]	754,562,665
Loan Agreements	—	25,434,406	—		25,434,406
Municipal Bonds	—	19,838,519	—		19,838,519
Non-Agency Asset-Backed Securities	—	48,180,969	—		48,180,969
Non-Agency Collateralized Mortgage Obligations	—	33,918,453	—		33,918,453
Non-Agency Commercial Mortgage-Backed Securities	—	113,419,243	—		113,419,243
Sovereign Bonds	—	124,345,959	—		124,345,959
Supranational Bank	—	150,897	—		150,897
US Treasury Obligations	—	388,330,900	—		388,330,900
Options Purchased	—	5,865,967	—		5,865,967
Short-Term Investments	23,569,760	1,040,400,000	—		1,063,969,760
Total Value of Securities Before Options Written	$23,569,760	$3,689,215,214	$720,270		$3,713,505,244
Liabilities:
Options Written	$—	$(9,562,811)	$—		$(9,562,811)

Derivatives[3]
Assets:
Centrally Cleared Credit Default Swaps	$—	$173,105	$—		$173,105
Centrally Cleared Interest Rate Swaps	—	6,024,279	—		6,024,279
Forward Foreign Currency Exchange Contracts	—	5,660,641	—		5,660,641
Futures Contracts	3,006,944	—	—		3,006,944
Over-The-Counter Credit Default Swaps	—	776,795	—		776,795

(continues)	111

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(7,186)	$—	$(7,186)
Centrally Cleared Interest Rate Swaps	—	(12,420,340)	—	(12,420,340)
Forward Foreign Currency Exchange Contracts	—	(806,622)	—	(806,622)
Futures Contracts	(8,515,396)	—	—	(8,515,396)
Over-The-Counter Credit Default Swaps	—	(131,870)	—	(131,870)

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.

2The value represents valuations of Russian Corporate bonds for which Management has determined include significant unobservable inputs as of September 30, 2023.

3Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

		Optimum International Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Australia	$30,901,630	$—	$—	$30,901,630
Austria	1,088,945	—	—	1,088,945
Brazil	18,468,778	—	—	18,468,778
Canada	30,545,814	—	—	30,545,814
China/Hong Kong	79,819,015	15,082,774	—	94,901,789
Denmark	48,070,456	—	—	48,070,456
Egypt	9,899	—	—	9,899
Finland	4,887,403	—	—	4,887,403
France	39,895,278	—	—	39,895,278
Germany	52,677,606	—	—	52,677,606
Greece	472,033	—	—	472,033
Hong Kong	49,094	—	—	49,094
Hungary	2,588,482	—	—	2,588,482
India	21,755,791	—	105,270	21,861,061
Indonesia	6,669,191	—	—	6,669,191
Ireland	28,833,234	—	—	28,833,234
Israel	12,791,645	—	—	12,791,645
Italy	10,532,808	—	—	10,532,808
Japan	89,118,706	75,197	—	89,193,903
Malaysia	398,043	—	33	398,076
Mexico	461,962	—	—	461,962
Netherlands	33,410,028	—	—	33,410,028
New Zealand	154,766	—	—	154,766
112

		Optimum International Fund
	Level 1	Level 2	Level 3		Total
Norway	$1,961,375	$—	$—		$1,961,375
Panama	2,933,296	—	—		2,933,296
Philippines	92,895	—	—		92,895
Poland	856,399	—	—		856,399
Portugal	335,194	—	—		335,194
Republic of Korea	3,550,283	11,513,059	—		15,063,342
Russia	—	—	5	[1]	5
Singapore	4,683,324	—	—		4,683,324
South Africa	7,617,766	—	—		7,617,766
Spain	16,211,985	—	—		16,211,985
Sweden	31,420,702	—	—		31,420,702
Switzerland	43,672,599	—	—		43,672,599
Taiwan	2,203,345	46,149,012	—		48,352,357
Thailand	10,533,315	—	—		10,533,315
Turkey	872,500	—	—		872,500
Ukraine	659,102	—	—		659,102
United Arab Emirates	546,465	6,390,009	—		6,936,474
United Kingdom	27,847,048	—	—		27,847,048
United States	28,749,084	—	—		28,749,084
Exchange-Traded Funds	2,807,475	—	—		2,807,475
Preferred Stocks	2,942,842	—	—		2,942,842
Warrants	—	—	—	[2]	—
Short-Term Investments	5,909,073	—	—		5,909,073
Total Value of Securities	$710,006,674	$79,210,051	$105,308		$789,322,033
[1]The value represents valuations of Russian common stock for which Management has determined include significant unobservable inputs as of September 30, 2023.
[2]The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.
(continues)	113

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$168,046,163	$—	$—	$168,046,163
Consumer Discretionary	248,934,644	—	715	248,935,359
Consumer Staples	47,846,690	—	—	47,846,690
Energy	21,038,292	—	—	21,038,292
Financials	122,071,219	—	—	122,071,219
Healthcare	191,138,805	—	—	191,138,805
Industrials	100,216,097	—	—	100,216,097
Information Technology	661,678,750	—	—	661,678,750
Materials	7,292,975	—	—	7,292,975
Exchange-Traded Fund	3,919,097	—	—	3,919,097
Rights	16,013	—	—	16,013
Short-Term Investments	9,867,879	—	—	9,867,879
Total Value of Securities	$1,582,066,624	$—	$715	$1,582,067,339

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$8,203	$—	$8,203

1Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Optimum Large
Cap Value Fund
Level 1
Securities
Assets:
Common Stocks	$1,637,921,790
Short-Term Investments	20,800,359
Total Value of Securities	$1,658,722,149
114

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 3		Total
Securities
Assets:
Common Stocks	$535,778,444	$—		$535,778,444
Convertible Preferred Stock	—	40,615		40,615
Warrant	—	—	[1]	—
Short-Term Investments	14,394,677	—		14,394,677
Total Value of Securities	$550,173,121	$40,615		$550,213,736

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.

Optimum Small-
Mid Cap Value
Fund
Level 1
Securities
Assets:
Common Stocks	$636,114,115
Short-Term Investments	12,063,957
Total Value of Securities	$648,178,072

As a result of utilizing international fair value pricing at September 30, 2023, a portion of Optimum International Fund’s common stock investments were categorized as Level 2.

During the six months ended September 30, 2023, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period. As of September 30, 2023, Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund had no Level 3 investments.

(continues)	115

Notes to financial statements

Optimum Fund Trust

4. Capital Shares

Transactions in capital shares were as follows:

			Optimum
			International
	Optimum Fixed Income Fund		Fund		Optimum Large Cap Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	9/30/23	3/31/23	9/30/23	3/31/23	9/30/23	3/31/23
Shares sold:
Class A	108,570	5,575,023	15,222	981,842	30,113	2,177,443
Class C	5,265	133,616	537	27,688	1,664	53,555
Institutional Class	67,912,525	44,516,021	25,200,948	9,854,933	5,222,696	21,384,076

Shares issued upon reinvestment of dividends and distributions:
Class A	—	241,129	—	40,662	—	166,086
Class C	—	150	—	—	—	41,817
Institutional Class	—	9,574,267	—	1,584,232	—	4,262,496
	68,026,360	60,040,206	25,216,707	12,489,357	5,254,473	28,085,473

Shares redeemed:
Class A	(630,596)	(1,044,561)	(92,212)	(191,842)	(254,310)	(462,574)
Class C	(80,367)	(7,491,022)	(13,461)	(1,340,777)	(57,187)	(3,945,725)
Institutional Class	(27,485,323)	(69,824,431)	(5,599,475)	(31,334,138)	(22,497,544)	(16,062,177)
	(28,196,286)	(78,360,014)	(5,705,148)	(32,866,757)	(22,809,041)	(20,470,476)
Net increase (decrease)	39,830,074	(18,319,808)	19,511,559	(20,377,400)	(17,554,568)	7,614,997
116

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	9/30/23	3/31/23	9/30/23	3/31/23	9/30/23	3/31/23
Shares sold:
Class A	27,346	1,978,519	11,323	561,011	6,313	391,455
Class C	1,695	19,204	467	20,686	129	5,848
Institutional Class	6,088,428	25,200,397	8,633,591	8,315,253	7,406,231	7,016,626

Shares issued upon reinvestment of dividends and distributions:
Class A	—	177,347	—	84,410	—	53,244
Class C	—	17,470	—	32,568	—	8,670
Institutional Class	—	6,362,453	—	3,332,942	—	3,835,685
	6,117,469	33,755,390	8,645,381	12,346,870	7,412,673	11,311,528

Shares redeemed:
Class A	(222,056)	(494,412)	(62,391)	(118,079)	(42,522)	(93,737)
Class C	(29,630)	(2,855,373)	(16,484)	(1,190,965)	(6,615)	(658,703)
Institutional Class	(27,523,730)	(20,323,462)	(3,885,888)	(19,808,939)	(4,013,804)	(12,818,566)
	(27,775,416)	(23,673,247)	(3,964,763)	(21,117,983)	(4,062,941)	(13,571,006)
Net increase (decrease)	(21,657,947)	10,082,143	4,680,618	(8,771,113)	3,349,732	(2,259,478)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and on the “Statements of changes in net assets.” For the year ended March 31, 2023, each Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
Institutional
	Class C	Class
	Shares	Shares	Value
Optimum Large Cap Value Fund
Year ended
3/31/23	2,445	2,410	$46,095

Each Fund did not have any exchange transactions for the period ended September 30, 2023.

5. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio

(continues)	117

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended September 30, 2023, Optimum Fixed Income Fund and Optimum Large Cap Growth Fund each used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures contracts in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted securities collateral valued at $3,057,803 and $12,595,000 cash collateral as margin for open futures contracts. Cash collateral is included as “Cash collateral due from brokers” on the “Statements of assets and liabilities” and securities collateral are presented on the “Schedules of investments.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended September 30, 2023, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

118

When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open options contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended September 30, 2023, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage the Fund’s exposure to changes in foreign currencies, to adjust the Fund’s overall exposure to certain markets, to receive premiums for writing options, and to protect the value of portfolio securities.

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, IRS contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2023, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2023, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at September 30, 2023, the notional value of the protection sold was EUR 9,400,000 and USD 26,415,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the

(continues)	119

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2023, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At September 30, 2023, net unrealized appreciation of the protection sold was $880,540.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2023, Optimum Fixed Income Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Optimum Fixed Income Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Optimum Fixed Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At September 30, 2023, for bilateral derivative contracts, Optimum Fixed Income Fund posted $4,277,000 cash collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” The Fund also posted $8,375,860 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts. At September 30, 2023, for bilateral derivative contracts, the Fund received $9,062,000 in cash collateral, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.” The Fund also posted $3,834,445 in securities collateral comprised of US treasury obligations for certain open bilateral derivative contracts. Securities collateral are presented on the “Schedules of investments.”

120

Fair values of derivative instruments as of September 30, 2023 were as follows:

	Optimum Fixed Income Fund Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$5,660,641	$—	$—	$5,660,641
Variation margin due from brokers on futures contracts*	—	3,006,944	—	3,006,944
Variation margin due from brokers on centrally cleared credit default swap contracts*	—	—	173,105	173,105
Variation margin due from brokers on centrally cleared interest rate swap contracts*	—	6,024,279	—	6,024,279
Unrealized appreciation on over-the-counter credit default swap contracts	—	—	776,795	776,795
Options purchased, at value**	—	5,865,967	—	5,865,967
Total	$5,660,641	$14,897,190	$949,900	$21,507,731

	Optimum Fixed Income Fund Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(806,622)	$—	$—	$(806,622)
Variation margin due from brokers on futures contracts*	—	(8,515,396)	—	(8,515,396)
Variation margin due from brokers on centrally cleared credit default swap contracts*	—	—	(7,186)	(7,186)
Variation margin due from brokers on centrally cleared interest rate swap contracts*	—	(12,420,340)	—	(12,420,340)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(131,870)	(131,870)
Options written, at value	—	(9,562,811)	—	(9,562,811)
Total	$(806,622)	$(30,498,547)	$(139,056)	$(31,444,225)

*Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared IRS contracts from the date the contracts were opened through September 30, 2023. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”
**Included with “Investments, at value.”

(continues)	121

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

The effect of derivative instruments on Optimum Fixed Income Fund’s “Statements of operations” for the six months ended September 30, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$11,660,114	$—	$—	$33,891	$—	$11,694,005
Interest rate contracts	—	(12,958,229)	1,335,721	(1,774,984)	(4,710,985)	(18,108,477)
Credit contracts	—	—	(150,150)	521,169	469,377	840,396
Total	$11,660,114	$(12,958,229)	$1,185,571	$(1,219,924)	$(4,241,608)	$(5,574,076)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$3,051,202	$—	$—	$7,583	$—	$3,058,785
Interest rate contracts	—	(11,612,334)	1,804,946	(2,998,019)	7,810,839	(4,994,568)
Credit contracts	—	—	—	—	(1,060,319)	(1,060,319)
Total	$3,051,202	$(11,612,334)	$1,804,946	$(2,990,436)	$6,750,520	$(2,996,102)

During the six months ended September 30, 2023, Optimum Large Cap Growth Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2023:

	Long Derivative Volume
	Optimum Fixed Income Fund		Optimum Large Cap Growth Fund
Forward foreign currency exchange contracts (average notional value)	USD	30,290,786	USD	168,324
Futures contracts (average notional value)		534,342,107		—
Options contracts (average notional value)*		5,601,250		—
CDS contracts (average notional value)**	USD	7,399,008	USD	—
Interest rate swap contracts (average notional value)	AUD	1,422,222	AUD	—
Interest rate swap contracts (average notional value)	BRL	289,484,127	BRL	—
Interest rate swap contracts (average notional value)	EUR	42,621,429	EUR	—
Interest rate swap contracts (average notional value)	GBP	52,876,190	GBP	—
Interest rate swap contracts (average notional value)	USD	422,528,738	USD	—
122

	Short Derivative Volume
	Optimum Fixed Income Fund		Optimum Large Cap Growth Fund
Forward foreign currency exchange contracts (average notional value)	USD	208,291,742	USD	4,446,017
Futures contracts (average notional value)		147,979,817		—
Options contracts (average notional value)*		9,090,905		—
CDS contracts (average notional value)**	EUR	9,358,730	EUR	—
CDS contracts (average notional value)**	USD	26,792,024	USD	—

*Long represents purchased options and short represents written options.
**Long represents buying protection and short represents selling protection.

6. Offsetting

Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At September 30, 2023, certain Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Optimum Fixed Income Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$4,981,651	$(8,183,067)	$(3,201,416)
BNP Paribas	4,669,748	(421,690)	4,248,058
Citigroup	184,375	(300,945)	(116,570)
Deutsche Bank	823,046	(101,107)	721,939
Goldman Sachs	106,256	(281,193)	(174,937)
JPMorgan Chase Bank	787,502	(141,285)	646,217
Morgan Stanley Capital	4,185	(9,017)	(4,832)
Total	$11,556,763	$(9,438,304)	$2,118,459
(continues)	123

Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$(3,201,416)	$—	$—	$—	$—	$(3,201,416)
BNP Paribas	4,248,058	—	(4,248,058)	—	—	—
Citigroup	(116,570)	—	—	116,570	—	—
Deutsche Bank	721,939	—	—	—	—	721,939
Goldman Sachs	(174,937)	—	—	174,937	—	—
JPMorgan Chase Bank	646,217	—	(646,217)	—	—	—
Morgan Stanley Capital	(4,832)	—	—	4,832	—	—
Total	$2,118,459	$—	$(4,894,275)	$296,339	$—	$(2,479,477)

Optimum Large Cap Growth Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
UBS	$8,203	$—	$8,203

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
UBS	$8,203	$—	$—	$—	$—	$8,203

Master Repurchase Agreements

Repurchase agreements are entered into by each Fund under master repurchase agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund's obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2023, the following table is a summary of each Fund's repurchase agreements by counterparty which are subject to offset under an MRA:

	Optimum Fixed Income Fund
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Net Collateral Received	Net Exposure(b)
BNP Paribas	$130,500,000	$(130,500,000)	$—	$(130,500,000)	$—
Nomura Securities International	779,400,000	(779,400,000)	—	(779,400,000)	—
Standard Chartered Bank	130,500,000	(130,500,000)	—	(130,500,000)	—
Total	$1,040,400,000	$(1,040,400,000)	$—	$(1,040,400,000)	$—

(a) The value of the related collateral exceeded the value of the derivatives, repurchase agreements, and securities lending transactions as of September 30, 2023, as applicable.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the

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required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At September 30, 2023, each Fund had no securities out on loan.

8. Credit and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and

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Notes to financial statements

Optimum Fund Trust

8. Credit and Market Risks (continued)

certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Funds' performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC, lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As Optimum Fixed Income Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended September 30, 2023.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by

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the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2023. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

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Notes to financial statements

Optimum Fund Trust

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to September 30, 2023, that would require recognition or disclosure in the Funds’ financial statements.

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Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Investment Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund's liquidity risk; (2) classification of each of the Fund's portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund's net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund's acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund's holdings of Illiquid assets exceed 15% of the Fund's net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund's liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund's investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund's holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund's portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

At a meeting of the Board held on June 22-23, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund's liquidity needs. Each Fund's HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2023

At a meeting held Sept. 21-22, 2023 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”); and (ii) the continuation of Sub-Advisory Agreements for the existing sub-advisers of all the Funds, including the approval of a new Sub-Advisory Agreement between DMC and Los Angeles Capital Management LLC (“Los Angeles Capital”) in anticipation of a pending change-in-control for Los Angeles Capital as described below.

In reaching its decisions with regard to the Investment Management and Sub-Advisory Agreements, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the agreement reviews conducted at the Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC, “LPL”) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by representatives of DMC and portfolios managers from each unaffiliated sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the approvals (or otherwise available to the Board) included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each unaffiliated sub-adviser showing their competitiveness with those

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Other Fund information
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Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2023 (continued)

charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the approval process also included a report for each Fund prepared by Lipper Inc. (“Lipper”), an independent third-party analyst and subsidiary of Broadridge Inc. (“Broadridge”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”). In addition, DMC also provided the Board with materials describing Los Angeles Capital’s pending change-in-control due to an employee share offering that Los Angeles Capital will conduct approximately towards the end of 2023 that will cause the equity interest of one of Los Angeles Capital’s founders to drop below 25% (“Change-In-Control”).

In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent legal counsel (both prior to and at the Meeting). In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the approval of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The Independent Trustees also met with representatives of Broadridge at the Meeting to allow Broadridge the opportunity to expand on certain aspects of the Lipper Report.

The materials prepared by Management specifically in connection with the approval of the Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the Meeting. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, Extent and Quality of Services. Following discussions in this regard, the Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to the Optimum Fixed Income Fund) to each of the Funds.

In considering the nature of the services provided by Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Global Limited (“MIMGL”) to the Optimum Fixed Income Fund (collectively, the “Affiliated Sub-Advisers”), the Board considered that, unlike the unaffiliated sub-advisers who make all of the investment related decisions with respect to a sub-advised portfolio of a Fund, the relationship between DMC and the Affiliated Sub-Advisers on the Optimum Fixed Income Fund is currently one in which DMC may seek investment advice and recommendations from its Affiliated Sub-Advisers but that DMC retains primary responsibility for the day-to-day management of DMC’s portion of the Optimum Fixed Income Fund’s portfolio. It was also noted that, for the year ended March 31, 2023, and the period from April 1, 2023 to June 30, 2023, MIMAK and MIMGL were not paid any fees by DMC pursuant to their Sub-Advisory Agreements and that the fees paid to MIMEL were de minimis.

The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised,

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as well as their adherence to various compliance and other procedures based on reports of Management’s review of sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) compliance activities, as well as certifications and materials furnished in connection with Board meetings and the contract approvals.

Based upon these considerations, the Board was satisfied with the nature, extent and quality of the overall services to be provided by the existing sub-advisers to each Fund, as applicable, and its shareholders and was confident in the abilities of these sub-advisers and DMC to provide quality services to the Funds and their shareholders.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract approvals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ended June 30, 2023, as well as the three, five and ten year periods ended on that date. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various periods ended June 30, 2023. The Trustees also compared Fund and sub-adviser performance to other industry benchmarks and reviewed rolling thirty-six-month return rankings (relative to each Fund’s respective Morningstar peer group) for the Funds, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle quintile of its Performance Universe for the one year period and in the second lowest performing quintile of its Performance Universe for the three, five and ten-year periods. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the one, three, five and ten-year periods ended June 30, 2023. After further discussions with Management regarding the Fund’s performance and portfolio positioning, the Trustees found the overall comparative performance results of the Fund to be acceptable.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the one year period, in the second highest performing quintile of its Performance Universe for the three year period and in the lowest performing quintile of its Performance Universe for the five and ten-year periods. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the one, three and ten-year periods ended June 30, 2023, and it underperformed its benchmark during the five-year period. The Trustees acknowledged that this was an improvement in relative performance versus the Fund’s Performance Universe and its benchmark compared to the prior year and that this reversal was driven by the improved performance of Baillie Gifford Overseas Limited (“Baillie Gifford”) on its portion of the Fund. Although the Board was encouraged by Baillie Gifford’s outperformance during the past year and the Fund’s improved relative performance versus its benchmark, the Board noted that the Fund’s long-term relative performance lagged versus its Performance Universe and that Management would continue to monitor the Fund’s performance for signs of longer term improvement going forward.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second highest performing quintile of its Performance Universe for the one-year period, in the lowest performing quintile of its Performance Universe for the three and five-year periods, and in the second lowest performing quintile of its Performance Universe for the ten-year period. It was also noted that the Fund had outperformed its benchmark for the one-year period and underperformed its benchmark on a gross performance basis for the three, five and ten-year periods ended June 30, 2023. The Trustees noted that Management recommended, and the Board approved early in 2023, Los Angeles Capital as a new sub-adviser to the Fund to be paired with American Century Investment Management, Inc. (the Fund’s other sub-adviser that was hired in July 2022) in an attempt to benefit the Fund’s performance going forward. The Trustees noted that this new sub-adviser pairing for the Fund has improved performance for the one-year period ended June 30, 2023. Although the Board was not satisfied with the longer-term comparative performance for the Fund, the Board believed that Management was taking appropriate actions to attempt to improve the Fund’s performance as evidenced by the improved Fund performance since Los Angeles Capital and American Century were hired.

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Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2023 (continued)

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Performance Universe for the one, three and five-year periods, and in the second lowest performing quintile of its Performance Universe for the ten-year period. In addition, the Board noted that the Fund had outperformed its benchmark on a gross performance basis for the one, three, five and ten-year periods ended June 30, 2023. The Board found the overall comparative performance results of the Fund to be acceptable.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the one year period, in the second highest performing quintile of its Performance Universe for the three and ten-year periods, and in the highest performing quintile of its Performance Universe for the five-year period. In addition, the Board noted that the Fund had outperformed its benchmark on a gross basis for the three, five, and ten-year periods ended June 30, 2023. The Board found the overall comparative performance results of the Fund to be satisfactory.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the lowest performing quintile of its Performance Universe for the one and ten-year periods, in the middle performing quintile of its Performance Universe for the three-year period and in the second lowest performing quintile of its Performance Universe for the five-year period. In addition, the Board noted that the Fund had underperformed its benchmark on a gross basis for the one, three, five and ten-year periods ended June 30, 2023. Management acknowledged that Cardinal Capital Management, L.L.C. (“Cardinal”) had been the primary driver of the Fund’s underperformance over the past year. Management noted that they were continuing to evaluate the Fund’s overall performance. Although the Board found the recent performance results of the Fund to be disappointing, the Board was satisfied that Management was prepared to take appropriate action as necessary in an attempt to improve Fund performance going forward.

Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each unaffiliated sub-adviser were the product of arms-length negotiations between DMC and each such sub-adviser. The Trustees considered DMC’s belief that the sub-advisory fees paid by DMC to each sub-adviser were competitive, fair and reasonable in light of the nature, extent and quality of the services furnished by each such sub-adviser to the Funds. The Board also considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each unaffiliated sub-adviser, as applicable, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Universe. Lipper expense data is based upon information for the twelve months covered by each Fund’s most recent annual report which reflects historical asset levels which may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report rankings showed the actual total expenses (taking into account expense waivers) to be in the second highest quintile (i.e., the quintile having the second highest expenses) for the Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and the Optimum Large Cap Value Fund versus their respective Lipper Expense Universe and in the highest expense quintile for the other two Optimum Funds versus their respective Lipper Expense Universes. The Lipper Report rankings showed actual investment management fees (taking into account fee waivers) to be in the second lowest quintile for the Optimum International Fund, the middle quintile for the Optimum Large Cap Growth Fund and the Optimum Fixed Income Fund, in the second highest quintile for the Optimum Large Cap Value Fund, and in the highest quintile for the Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund versus their respective Lipper Expense Universe. The Lipper Report also showed the percentile

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ranking for each Fund versus the Fund’s Expense Universe and Performance Universe on a combined basis, and it showed that the combined percentile ranking for the Funds had improved or generally stayed in line versus the prior year. The Board also considered the favorable impact of the Fee Restructuring (as defined below) on the Funds’ actual total expense ratios. The Trustees noted that such expense ratios have trended down since the Fee Restructuring and that, based on discussions with the Independent Trustees, Management would continue to explore opportunities to reduce Fund expenses in the future and provide a proposal to the Board at an upcoming meeting.

The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2023. The Trustees also noted that Management had previously agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ total expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”).

While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned Fee Restructuring.

DMC’s Profitability; Economies of Scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC and within the Lipper Report, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the unaffiliated sub-advisers were the product of arms-length negotiations between DMC and each such sub-adviser, and the fees paid to each sub-adviser are paid by DMC and not the Funds. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from recent SEC and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds’ assets grow, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 914-0278; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds' most recent Form N-PORT are available without charge on the Funds’ website at optimummutualfunds.com.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/shareholder/proxy-voting-information; and (ii) on the SEC’s website at sec.gov.

(continues)	133

Privacy Notice

We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.

Information we may collect and use

We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:

● Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.

● Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.

● Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.

● Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.

How we use your personal information

We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.

We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.

Security of information

Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM, through its entities, operates as a full- service asset manager offering a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

This privacy practices notice is being provided on behalf of the following:

Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie

i

Privacy Notice

Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised April 2023

ii

(3208837)	Cat.#157905 11/23
SA-901-1123	Printed in the USA

Item 2.   Code of Ethics

Not applicable.

Item 3.   Audit Committee Financial Expert

Not applicable.

Item 4.   Principal Accountant Fees and Services

Not applicable.

Item 5.   Audit Committee of Listed Registrants

Not applicable.

Item 6.   Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/JOHN C. LEONARD
By:	John C. Leonard
Title:	President and Chief Executive Officer
Date:	December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/JOHN C. LEONARD
By:	John C. Leonard
Title:	President and Chief Executive Officer
Date:	December 4, 2023
/s/DANIEL V. GEATENS
By:	Daniel V. Geatens
Title:	Chief Financial Officer
Date:	December 4, 2023